UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive offices)    (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2009 is filed herewith.

MainStay Capital Appreciation Fund
Portfolio of Investments  July 31, 2009 unaudited
		Shares	Value
	Common Stocks 95.5%†
	Aerospace & Defense 3.3%
	Precision Castparts Corp.	91,766	$7,323,844
	United Technologies Corp.	188,700	10,278,489
			17,602,333
	Air Freight & Logistics 1.4%
	C.H. Robinson Worldwide, Inc.	83,738	4,566,233
	Expeditors International of Washington, Inc.	92,947	3,153,692
			7,719,925
	Beverages 4.3%
	Coca-Cola Co. (The)	230,780	11,502,075
	PepsiCo, Inc.	207,734	11,788,905
			23,290,980
	Biotechnology 2.8%
	Celgene Corp. (a)	53,640	3,055,334
¤	Gilead Sciences, Inc. (a)	242,575	11,869,195
			14,924,529
	Capital Markets 5.3%
	BlackRock, Inc.	33,472	6,377,755
	Charles Schwab Corp. (The)	332,240	5,937,129
	Goldman Sachs Group, Inc. (The)	36,796	6,008,787
	Morgan Stanley	138,856	3,957,396
	State Street Corp.	122,992	6,186,497
			28,467,564
	Chemicals 2.3%
	Ecolab, Inc.	73,008	3,030,562
	Monsanto Co.	112,271	9,430,764
			12,461,326
	Communications Equipment 6.1%
¤	Cisco Systems, Inc. (a)	546,274	12,023,491
¤	QUALCOMM, Inc.	337,485	15,595,182
	Research In Motion, Ltd. (a)	73,097	5,555,372
			33,174,045
	Computers & Peripherals 8.2%
¤	Apple, Inc. (a)	112,441	18,371,735
	Hewlett-Packard Co.	199,521	8,639,259
¤	International Business Machines Corp.	147,709	17,419,323
			44,430,317
	Construction & Engineering 1.0%
	Aecom Technology Corp. (a)	162,028	5,249,707

	Consumer Finance 0.8%
	American Express Co.	153,203	4,340,241

	Diversified Financial Services 1.4%
	IntercontinentalExchange, Inc. (a)	28,130	2,645,908
	JPMorgan Chase & Co.	121,500	4,695,975
			7,341,883
	Energy Equipment & Services 2.6%
	FMC Technologies, Inc. (a)	136,809	5,951,191
	Transocean, Inc. (a)	53,400	4,255,446
	Weatherford International, Ltd. (a)	204,496	3,836,345
			14,042,982
	Food & Staples Retailing 4.7%
	CVS Caremark Corp.	174,225	5,833,053
	Kroger Co. (The)	209,855	4,486,700
¤	Wal-Mart Stores, Inc.	297,738	14,851,171
			25,170,924
	Food Products 0.2%
	General Mills, Inc.	18,355	1,081,293

	Health Care Equipment & Supplies 5.6%
	Baxter International, Inc.	184,449	10,397,390
	Becton, Dickinson & Co.	68,600	4,469,290
	Medtronic, Inc.	216,614	7,672,468
	St. Jude Medical, Inc. (a)	202,100	7,621,191
			30,160,339
	Health Care Providers & Services 2.9%
	DaVita, Inc. (a)	80,022	3,977,093
	Medco Health Solutions, Inc. (a)	219,400	11,597,484
			15,574,577
	Hotels, Restaurants & Leisure 2.9%
	Carnival Corp.	247,700	6,933,123
	McDonald's Corp.	159,183	8,764,616
			15,697,739
	Internet & Catalog Retail 1.4%
	Priceline.com, Inc. (a)	59,916	7,766,312

	Internet Software & Services 4.8%
	Baidu, Inc., ADR (a)(b)	15,650	5,448,391
	Equinix, Inc. (a)	75,056	6,134,327
¤	Google, Inc. Class A (a)	32,752	14,510,774
			26,093,492
	IT Services 4.3%
	Cognizant Technology Solutions Corp. Class A (a)	286,910	8,489,667
	Mastercard, Inc. Class A	24,583	4,769,839
	Visa, Inc. Class A	156,419	10,239,188
			23,498,694
	Machinery 1.3%
	Danaher Corp.	115,642	7,081,916

	Multiline Retail 1.4%
	Kohl's Corp. (a)	152,257	7,392,077

	Oil, Gas & Consumable Fuels 3.4%
	CONSOL Energy, Inc.	67,123	2,384,880
	Petro-Canada	94,805	3,922,083
	PetroHawk Energy Corp. (a)	164,486	3,993,720
	Petroleo Brasileiro S.A., ADR (b)	88,984	3,669,700
	Southwestern Energy Co. (a)	112,485	4,660,254
			18,630,637
	Pharmaceuticals 3.4%
	Abbott Laboratories	206,008	9,268,300
	Allergan, Inc.	65,082	3,477,331
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	106,276	5,668,762
			18,414,393
	Road & Rail 2.6%
	Norfolk Southern Corp.	101,645	4,396,146
	Union Pacific Corp.	164,738	9,475,730
			13,871,876
	Semiconductors & Semiconductor Equipment 4.2%
	Broadcom Corp. Class A (a)	103,696	2,927,338
	Intel Corp.	375,483	7,228,048
	Lam Research Corp. (a)	140,991	4,238,190
	Marvell Technology Group, Ltd. (a)	464,500	6,196,430
	Texas Instruments, Inc.	89,085	2,142,494
			22,732,500
	Software 7.9%
	Autodesk, Inc. (a)	145,941	3,182,973
	McAfee, Inc. (a)	98,615	4,396,257
¤	Microsoft Corp.	984,129	23,146,714
¤	Oracle Corp.	549,300	12,156,009
			42,881,953
	Specialty Retail 2.1%
	Best Buy Co., Inc.	130,489	4,876,374
	Lowe's Cos., Inc.	291,365	6,544,058
			11,420,432
	Tobacco 1.1%
	Philip Morris International, Inc.	124,400	5,797,040

	Trading Companies & Distributors 0.3%
	Fastenal Co.	54,249	1,929,637

	Wireless Telecommunication Services 1.5%
	American Tower Corp. Class A (a)	128,701	4,387,417
	NII Holdings, Inc. (a)	153,602	3,535,918
			7,923,335
	Total Common Stocks (Cost $491,603,938)		516,164,998

	Exchange Traded Funds 2.6% (c)
¤	iShares Russell 1000 Growth Index Fund	277,800	12,148,194
	ProShares Ultra S&P500	73,000	2,184,160

	Total Exchange Traded Funds (Cost $12,259,853)		14,332,354

	Principal Amount	Value
Short-Term Investment 2.1%
Repurchase Agreement 2.1%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $11,186,417 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $11,415,000 and a Market Value of $11,411,576)	$11,186,399	11,186,399

Total Short-Term Investment (Cost $11,186,399)		11,186,399

Total Investments (Cost $515,050,190) (d)	100.2%	541,683,751
Liabilities in Excess of
Cash and Other Assets	(0.2)	(1,349,974)
Net Assets	100.0%	$540,333,777

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(d)	At July 31, 2009, cost is $515,206,783 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$49,465,757
Gross unrealized depreciation	(22,988,789)
Net unrealized appreciation	$26,476,968

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$17,602,333	$—	$—	$17,602,333
Air Freight & Logistics	7,719,925	—	—	7,719,925
Beverages	23,290,980	—	—	23,290,980
Biotechnology	14,924,529	—	—	14,924,529
Capital Markets	28,467,564	—	—	28,467,564
Chemicals	12,461,326	—	—	12,461,326
Communications Equipment	33,174,045	—	—	33,174,045
Computers & Peripherals	44,430,317	—	—	44,430,317
Construction & Engineering	5,249,707	—	—	5,249,707
Consumer Finance	4,340,241	—	—	4,340,241
Diversified Financial Services	7,341,883	—	—	7,341,883
Energy Equipment & Services	14,042,982	—	—	14,042,982
Food & Staples Retailing	25,170,924	—	—	25,170,924
Food Products	1,081,293	—	—	1,081,293
Health Care Equipment & Supplies	30,160,339	—	—	30,160,339
Health Care Providers & Services	15,574,577	—	—	15,574,577
Hotels, Restaurants & Leisure	15,697,739	—	—	15,697,739
Internet & Catalog Retail	7,766,312	—	—	7,766,312
Internet Software & Services	26,093,492	—	—	26,093,492
IT Services	23,498,694	—	—	23,498,694
Machinery	7,081,916	—	—	7,081,916
Multiline Retail	7,392,077	—	—	7,392,077
Oil, Gas & Consumable Fuels	18,630,637	—	—	18,630,637
Pharmaceuticals	18,414,393	—	—	18,414,393
Road & Rail	13,871,876	—	—	13,871,876
Semiconductors & Semiconductor Equipment	22,732,500	—	—	22,732,500
Software	42,881,953	—	—	42,881,953
Specialty Retail	11,420,432	—	—	11,420,432
Tobacco	5,797,040	—	—	5,797,040
Trading Companies & Distributors	1,929,637	—	—	1,929,637
Wireless Telecommunication Services	7,923,335	—	—	7,923,335
Total Common Stocks	516,164,998	—	—	516,164,998
Exchange Traded Funds	14,332,354	—	—	14,332,354
Short-Term Investment
Repurchase Agreement	—	11,186,399	—	11,186,399
Total Short-Term Investment	—	11,186,399	—	11,186,399
Total	$530,497,352	$11,186,399	$—	$541,683,751

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Common Stock Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 99.6%†
	Aerospace & Defense 2.2%
	L-3 Communications Holdings, Inc.	6,536	$493,468
	Lockheed Martin Corp.	31,747	2,373,406
	Northrop Grumman Corp.	45,027	2,007,304
	Precision Castparts Corp.	9,940	793,311
	Raytheon Co.	27,210	1,277,509
	United Technologies Corp.	6,542	356,343
			7,301,341
	Air Freight & Logistics 1.3%
	FedEx Corp.	14,764	1,001,590
	United Parcel Service, Inc. Class B	59,878	3,217,245
			4,218,835
	Auto Components 0.2%
	Johnson Controls, Inc.	24,588	636,337

	Automobiles 0.2%
	Ford Motor Co. (a)	65,052	520,416

	Beverages 2.1%
	Coca-Cola Co. (The)	43,292	2,157,673
	Coca-Cola Enterprises, Inc.	84,780	1,593,016
	Hansen Natural Corp. (a)	3,506	108,721
	Pepsi Bottling Group, Inc. (The)	36,323	1,233,166
	PepsiCo, Inc.	30,190	1,713,283
			6,805,859
	Biotechnology 1.9%
	Amgen, Inc. (a)	68,759	4,284,373
	Biogen Idec, Inc. (a)	42,679	2,029,387
	Gilead Sciences, Inc. (a)	1,083	52,991
			6,366,751
	Capital Markets 4.0%
	Bank of New York Mellon Corp. (The)	85,886	2,348,123
	Charles Schwab Corp. (The)	122,239	2,184,411
	Goldman Sachs Group, Inc. (The)	9,290	1,517,057
	Invesco, Ltd.	20,230	399,543
	Morgan Stanley	87,963	2,506,945
	Northern Trust Corp.	36,652	2,192,156
	Raymond James Financial, Inc.	4,669	95,808
	State Street Corp.	40,875	2,056,013
			13,300,056
	Chemicals 0.9%
	Ashland, Inc.	4,759	157,713
	CF Industries Holdings, Inc.	12,929	1,020,615
	Dow Chemical Co. (The)	15,262	323,097
	Eastman Chemical Co.	14,575	723,794
	Monsanto Co.	2,450	205,800
	Terra Industries, Inc.	16,610	484,348
			2,915,367
	Commercial Banks 0.8%
	BancorpSouth, Inc.	3,502	78,795
	Wells Fargo & Co.	110,337	2,698,843
			2,777,638
	Commercial Services & Supplies 0.7%
	Iron Mountain, Inc. (a)	18,092	528,467
	R.R. Donnelley & Sons Co.	6,790	94,381
	Waste Management, Inc.	55,205	1,551,813
			2,174,661
	Communications Equipment 3.3%
	3Com Corp. (a)	27,606	104,075
¤	Cisco Systems, Inc. (a)	291,722	6,420,801
	JDS Uniphase Corp. (a)	45,245	265,136
	QUALCOMM, Inc.	86,414	3,993,191
	Tellabs, Inc. (a)	39,922	231,547
			11,014,750
	Computers & Peripherals 8.9%
¤	Apple, Inc. (a)	45,189	7,383,431
	Dell, Inc. (a)	9,738	130,294
	EMC Corp. (a)	195,017	2,936,956
¤	Hewlett-Packard Co.	132,644	5,743,485
¤	International Business Machines Corp.	65,317	7,702,834
	NetApp, Inc. (a)	87,814	1,972,303
	QLogic Corp. (a)	19,183	250,338
	Sun Microsystems, Inc. (a)	18,105	166,023
	Teradata Corp. (a)	46,216	1,135,527
	Western Digital Corp. (a)	65,212	1,972,663
			29,393,854
	Construction & Engineering 0.5%
	Fluor Corp.	11,106	586,397
	Shaw Group, Inc. (The) (a)	15,971	470,186
	URS Corp. (a)	14,088	712,853
			1,769,436
	Consumer Finance 0.4%
	Discover Financial Services	99,716	1,184,626

	Diversified Consumer Services 0.4%
	Apollo Group, Inc. Class A (a)	21,039	1,452,533

	Diversified Financial Services 3.3%
	Bank of America Corp.	239,317	3,539,499
¤	JPMorgan Chase & Co.	188,331	7,278,993
			10,818,492
	Diversified Telecommunication Services 4.1%
¤	AT&T, Inc.	284,854	7,471,720
	Qwest Communications International, Inc.	208,439	804,575
	Verizon Communications, Inc.	159,209	5,105,833
			13,382,128
	Electric Utilities 1.1%
	Entergy Corp.	2,478	199,058
	Exelon Corp.	56,325	2,864,689
	FPL Group, Inc.	10,574	599,229
			3,662,976
	Electrical Equipment 0.8%
	Cooper Industries, Ltd. Class A	44,605	1,469,735
	Emerson Electric Co.	27,022	983,060
	Hubbel, Inc. Class B	9,283	346,442
			2,799,237
	Electronic Equipment & Instruments 0.8%
	Arrow Electronics, Inc. (a)	22,770	586,783
	Avnet, Inc. (a)	27,107	661,411
	Ingram Micro, Inc. Class A (a)	30,907	519,856
	Molex, Inc.	36,987	656,889
	Tech Data Corp. (a)	2,394	83,622
			2,508,561
	Energy Equipment & Services 2.9%
	Cameron International Corp. (a)	36,403	1,136,866
	Diamond Offshore Drilling, Inc.	18,581	1,669,874
	ENSCO International, Inc.	28,304	1,072,439
	FMC Technologies, Inc. (a)	2,124	92,394
	Halliburton Co.	13,757	303,892
	Helmerich & Payne, Inc.	5,022	172,556
	Nabors Industries, Ltd. (a)	66,029	1,123,814
	NATCO Group, Inc. Class A (a)	47	1,695
	National Oilwell Varco, Inc. (a)	60,476	2,173,507
	Patterson-UTI Energy, Inc.	29,288	404,467
	Pride International, Inc. (a)	12,387	310,542
	Rowan Cos., Inc.	3,755	80,094
	Schlumberger, Ltd.	17,700	946,950
			9,489,090
	Food & Staples Retailing 2.2%
	CVS Caremark Corp.	6,843	229,104
	Sysco Corp.	30,825	732,402
	Wal-Mart Stores, Inc.	110,833	5,528,350
	Whole Foods Market, Inc. (a)	37,539	908,068
			7,397,924
	Food Products 0.9%
	Archer-Daniels-Midland Co.	80,641	2,428,907
	Dean Foods Co. (a)	5,859	124,152
	Kraft Foods, Inc. Class A	4,108	116,421
	Tyson Foods, Inc. Class A	30,131	344,397
			3,013,877

	Gas Utilities 0.1%
	UGI Corp.	10,246	270,904

	Health Care Equipment & Supplies 0.6%
	Beckman Coulter, Inc.	3,015	189,915
	Boston Scientific Corp. (a)	528	5,671
	Medtronic, Inc.	46,170	1,635,341
			1,830,927
	Health Care Providers & Services 3.2%
	Aetna, Inc.	75,843	2,045,486
	CIGNA Corp.	18,143	515,261
	Community Health Systems, Inc. (a)	17,537	496,648
	Coventry Health Care, Inc. (a)	32,131	739,013
	Humana, Inc. (a)	31,494	1,034,578
	Lincare Holdings, Inc. (a)	5,393	141,189
	Medco Health Solutions, Inc. (a)	51,839	2,740,209
	UnitedHealth Group, Inc.	96,868	2,718,116
			10,430,500
	Health Care Technology 0.1%
	Cerner Corp. (a)	3,260	212,161

	Hotels, Restaurants & Leisure 1.0%
	Brinker International, Inc.	2,457	40,884
	Chipotle Mexican Grill, Inc. Class A (a)	3,128	293,500
	Darden Restaurants, Inc.	36,643	1,186,867
	McDonald's Corp.	14,852	817,751
	Panera Bread Co. Class A (a)	2,113	116,130
	Starbucks Corp. (a)	33,211	587,835
	Wyndham Worldwide Corp.	23,786	331,815
			3,374,782
	Household Durables 0.9%
	Centex Corp.	43,352	472,970
	D.R. Horton, Inc.	73,643	853,522
	KB Home	2,523	42,109
	Leggett & Platt, Inc.	41,934	727,555
	Mohawk Industries, Inc. (a)	1,323	68,240
	NVR, Inc. (a)	1,098	660,063
	Toll Brothers, Inc. (a)	6,184	120,959
			2,945,418
	Household Products 1.5%
	Kimberly-Clark Corp.	5,464	319,371
	Procter & Gamble Co. (The)	82,286	4,567,696
			4,887,067
	Industrial Conglomerates 1.2%
	3M Co.	1,061	74,822
	Carlisle Cos., Inc.	1,451	45,460
	General Electric Co.	282,433	3,784,602
			3,904,884
	Insurance 1.8%
	Aon Corp.	25,415	1,002,622
	Chubb Corp. (The)	32,318	1,492,445
	HCC Insurance Holdings, Inc.	21,574	541,507
	Torchmark Corp.	5,567	217,447
	Travelers Cos., Inc. (The)	59,255	2,552,113
	W.R. Berkley Corp.	10,022	232,811
			6,038,945
	Internet & Catalog Retail 0.7%
	Amazon.com, Inc. (a)	13,074	1,121,226
	Expedia, Inc. (a)	14,003	290,002
	Netflix, Inc. (a)	4,965	218,162
	Priceline.com, Inc. (a)	6,395	828,920
			2,458,310
	Internet Software & Services 2.3%
	Akamai Technologies, Inc. (a)	12,529	205,977
	eBay, Inc. (a)	128,087	2,721,849
	Google, Inc. Class A (a)	9,235	4,091,566
	VeriSign, Inc. (a)	21,396	437,334
			7,456,726
	IT Services 2.0%
	Affiliated Computer Services, Inc. Class A (a)	5,868	278,202
	Alliance Data Systems Corp. (a)	11,219	572,169
	Automatic Data Processing, Inc.	3,024	112,644
	Broadridge Financial Solutions LLC	26,799	462,819
	Computer Sciences Corp. (a)	40,492	1,950,500
	DST Systems, Inc. (a)	968	42,911
	Global Payments, Inc.	15,318	647,951
	Hewitt Associates, Inc. Class A (a)	11,906	356,347
	Paychex, Inc.	17,798	471,647
	SAIC, Inc. (a)	19,280	348,775
	Total System Services, Inc.	9,175	134,689
	Western Union Co. (The)	72,279	1,263,437
			6,642,091
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	8,378	222,017

	Life Sciences Tools & Services 0.0%‡
	Charles River Laboratories International, Inc. (a)	1,571	51,953

	Machinery 1.0%
	Cummins, Inc.	17,098	735,385
	Dover Corp.	31,081	1,057,065
	Harsco Corp.	1,926	52,984
	Joy Global, Inc.	5,631	209,360
	Oshkosh Corp.	3,528	96,844
	Parker Hannifin Corp.	24,027	1,063,915
	SPX Corp.	1,152	60,849
			3,276,402
	Media 3.6%
	Comcast Corp. Class A	214,236	3,183,547
	DIRECTV Group, Inc. (The) (a)	84,317	2,183,810
	Interpublic Group of Cos., Inc. (The) (a)	111,007	578,347
	Marvel Entertainment, Inc. (a)	4,615	182,569
	Omnicom Group, Inc.	50,398	1,713,532
	Time Warner Cable, Inc.	44,440	1,469,186
	Time Warner, Inc.	85,883	2,289,641
	Walt Disney Co. (The)	6,505	163,406
			11,764,038
	Metals & Mining 1.2%
	Allegheny Technologies, Inc.	13,052	353,448
	Cliffs Natural Resources, Inc.	14,112	386,528
	Commercial Metals Co.	8,033	132,866
	Freeport-McMoRan Copper & Gold, Inc. Class B	38,532	2,323,480
	Reliance Steel & Aluminum Co.	12,183	410,689
	Steel Dynamics, Inc.	18,679	305,588
			3,912,599
	Multi-Utilities 0.0%‡
	Public Service Enterprise Group, Inc.	2,075	67,334

	Multiline Retail 2.1%
	Dollar Tree, Inc. (a)	14,485	668,048
	Family Dollar Stores, Inc.	23,407	735,448
	J.C. Penney Co., Inc.	45,260	1,364,589
	Kohl's Corp. (a)	30,720	1,491,456
	Macy's, Inc.	112,400	1,563,484
	Nordstrom, Inc.	1,690	44,684
	Sears Holdings Corp. (a)	9,053	600,576
	Target Corp.	7,579	330,596
			6,798,881
	Oil, Gas & Consumable Fuels 10.6%
	Apache Corp.	32,442	2,723,506
	Chevron Corp.	55,288	3,840,857
	Comstock Resources, Inc. (a)	3,300	127,050
	ConocoPhillips	47,029	2,055,638
	Devon Energy Corp.	10,872	631,554
	Encore Acquisition Co. (a)	3,693	131,471
	EOG Resources, Inc.	8,053	596,164
¤	ExxonMobil Corp.	209,346	14,735,865
	Frontier Oil Corp.	4,971	69,097
	Hess Corp.	10,320	569,664
	Marathon Oil Corp.	39,790	1,283,227
	Murphy Oil Corp.	35,121	2,044,042
	Newfield Exploration Co. (a)	3,144	123,654
	Occidental Petroleum Corp.	29,004	2,069,145
	Peabody Energy Corp.	25,779	853,543
	Southwestern Energy Co. (a)	8,570	355,055
	Tesoro Corp.	36,986	484,147
	Williams Cos., Inc.	27,235	454,552
	XTO Energy, Inc.	45,438	1,827,971
			34,976,202
	Paper & Forest Products 0.3%
	International Paper Co.	47,561	894,622

	Pharmaceuticals 7.5%
	Abbott Laboratories	50,817	2,286,257
	Bristol-Myers Squibb Co.	583	12,674
	Eli Lilly & Co.	75,080	2,619,541
	Endo Pharmaceuticals Holdings, Inc. (a)	11,198	235,270
	Forest Laboratories, Inc. (a)	75,878	1,959,929
¤	Johnson & Johnson	114,823	6,991,572
	King Pharmaceuticals, Inc. (a)	66,037	598,956
	Merck & Co., Inc.	22,656	679,907
	Mylan, Inc. (a)	20,614	271,899
¤	Pfizer, Inc.	360,529	5,743,227
	Schering-Plough Corp.	45,658	1,210,394
	Sepracor, Inc. (a)	7,750	134,462
	Valeant Pharmaceuticals International (a)	1,946	50,207
	Watson Pharmaceuticals, Inc. (a)	7,088	246,166
	Wyeth	32,184	1,498,165
			24,538,626
	Professional Services 0.5%
	Manpower, Inc.	14,950	716,852
	Robert Half International, Inc.	40,629	1,007,193
			1,724,045
	Real Estate Investment Trusts 0.4%
	Public Storage	20,152	1,462,431

	Semiconductors & Semiconductor Equipment 2.2%
	Broadcom Corp. Class A (a)	37,040	1,045,639
	Cree, Inc. (a)	106	3,398
	Intel Corp.	120,299	2,315,756
	MEMC Electronic Materials, Inc. (a)	15,757	277,638
	Micron Technology, Inc. (a)	28,053	179,259
	Novellus Systems, Inc. (a)	26,049	509,779
	Texas Instruments, Inc.	122,285	2,940,954
			7,272,423
	Software 4.1%
	Autodesk, Inc. (a)	7,515	163,902
	BMC Software, Inc. (a)	12,488	424,967
	CA, Inc.	50,693	1,071,650
	Compuware Corp. (a)	32,305	236,796
	McAfee, Inc. (a)	522	23,271
¤	Microsoft Corp.	362,639	8,529,269
	Oracle Corp.	69,616	1,540,602
	Sybase, Inc. (a)	15,827	566,606
	Symantec Corp. (a)	31,636	472,325
	Synopsys, Inc. (a)	18,965	378,921
			13,408,309
	Specialty Retail 4.0%
	Abercrombie & Fitch Co. Class A	17,464	499,296
	Advance Auto Parts, Inc.	18,125	837,919
	Aeropostale, Inc. (a)	6,338	230,703
	American Eagle Outfitters, Inc.	1,660	23,887
	AutoNation, Inc. (a)	28,839	596,391
	AutoZone, Inc. (a)	3,270	502,174
	Best Buy Co., Inc.	33,916	1,267,441
	Foot Locker, Inc.	18,696	207,152
	GameStop Corp. Class A (a)	5,436	118,994
	Gap, Inc. (The)	42,729	697,337
	Home Depot, Inc. (The)	112,299	2,913,036
	Limited Brands, Inc.	72,222	934,553
	Office Depot, Inc. (a)	45,848	208,608
	PetSmart, Inc.	15,023	336,064
	RadioShack Corp.	33,454	518,872
	Ross Stores, Inc.	24,459	1,078,397
	Sherwin-Williams Co. (The)	23,060	1,331,715
	Staples, Inc.	38,412	807,420
			13,109,959
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	18,047	534,011
	Polo Ralph Lauren Corp.	15,099	951,992
			1,486,003
	Tobacco 1.5%
	Altria Group, Inc.	37,348	654,711
	Philip Morris International, Inc.	91,544	4,265,950
			4,920,661
	Trading Companies & Distributors 0.1%
	MSC Industrial Direct Co.	3,246	127,373
	W.W. Grainger, Inc.	2,070	186,114
			313,487
	Wireless Telecommunication Services 0.6%
	Sprint Nextel Corp. (a)	423,161	1,692,644
	Telephone and Data Systems, Inc.	15,018	386,563
			2,079,207
	Total Common Stocks (Cost $326,575,149)		327,636,659

	Exchange Traded Fund 0.2% (b)
	S&P 500 Index - SPDR Trust Series 1	6,689	660,940

	Total Exchange Traded Fund (Cost $655,575)		660,940

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $504,656 (Collateralized by a United States Treasury Bill with a rate of 0.089% and a maturity date of 9/10/09, with a Principal Amount of $515,000 and a Market Value of $514,949)	$504,655	504,655

	Total Short-Term Investment (Cost $504,655)		504,655

	Total Investments (Cost $327,735,379) (c)	99.9%	328,802,254
	Cash and Other Assets,
	Less Liabilities	0.1	170,810
	Net Assets	100.0%	$328,973,064

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At July 31, 2009, cost is $335,798,592 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$20,372,808
Gross unrealized depreciation	(27,369,146)
Net unrealized depreciation	$(6,996,338)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$7,301,341	$—	$—	$7,301,341
Air Freight & Logistics	4,218,835	—	—	4,218,835
Auto Components	636,337	—	—	636,337
Automobiles	520,416	—	—	520,416
Beverages	6,805,859	—	—	6,805,859
Biotechnology	6,366,751	—	—	6,366,751
Capital Markets	13,300,056	—	—	13,300,056
Chemicals	2,915,367	—	—	2,915,367
Commercial Banks	2,777,638	—	—	2,777,638
Commercial Services & Supplies	2,174,661	—	—	2,174,661
Communications Equipment	11,014,750	—	—	11,014,750
Computers & Peripherals	29,393,854	—	—	29,393,854
Construction & Engineering	1,769,436	—	—	1,769,436
Consumer Finance	1,184,626	—	—	1,184,626
Diversified Consumer Services	1,452,533	—	—	1,452,533
Diversified Financial Services	10,818,492	—	—	10,818,492
Diversified Telecommunication Services	13,382,128	—	—	13,382,128
Electric Utilities	3,662,976	—	—	3,662,976
Electrical Equipment	2,799,237	—	—	2,799,237
Electronic Equipment & Instruments	2,508,561	—	—	2,508,561
Energy Equipment & Services	9,489,090	—	—	9,489,090
Food & Staples Retailing	7,397,924	—	—	7,397,924
Food Products	3,013,877	—	—	3,013,877
Gas Utilities	270,904	—	—	270,904
Health Care Equipment & Supplies	1,830,927	—	—	1,830,927
Health Care Providers & Services	10,430,500	—	—	10,430,500
Health Care Technology	212,161	—	—	212,161
Hotels, Restaurants & Leisure	3,374,782	—	—	3,374,782
Household Durables	2,945,418	—	—	2,945,418
Household Products	4,887,067	—	—	4,887,067
Industrial Conglomerates	3,904,884	—	—	3,904,884
Insurance	6,038,945	—	—	6,038,945
Internet & Catalog Retail	2,458,310	—	—	2,458,310
Internet Software & Services	7,456,726	—	—	7,456,726
IT Services	6,642,091	—	—	6,642,091
Leisure Equipment & Products	222,017	—	—	222,017
Life Sciences Tools & Services	51,953	—	—	51,953
Machinery	3,276,402	—	—	3,276,402
Media	11,764,038	—	—	11,764,038
Metals & Mining	3,912,599	—	—	3,912,599
Multi-Utilities	67,334	—	—	67,334
Multiline Retail	6,798,881	—	—	6,798,881
Oil, Gas & Consumable Fuels	34,976,202	—	—	34,976,202
Paper & Forest Products	894,622	—	—	894,622
Pharmaceuticals	24,538,626	—	—	24,538,626
Professional Services	1,724,045	—	—	1,724,045
Real Estate Investment Trusts	1,462,431	—	—	1,462,431
Semiconductors & Semiconductor Equipment	7,272,423	—	—	7,272,423
Software	13,408,309	—	—	13,408,309
Specialty Retail	13,109,959	—	—	13,109,959
Textiles, Apparel & Luxury Goods	1,486,003	—	—	1,486,003
Tobacco	4,920,661	—	—	4,920,661
Trading Companies & Distributors	313,487	—	—	313,487
Wireless Telecommunication Services	2,079,207	—	—	2,079,207
Total Common Stocks	327,636,659	—	—	327,636,659
Exchange Traded Fund	660,940	—	—	660,940
Short-Term Investment
Repurchase Agreement	—	504,655	—	504,655
Total Short-Term Investment	—	504,655	—	504,655
Total	$328,297,599	$504,655	$—	$328,802,254

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund
Portfolio of Investments July 31, 2009 unaudited
		Principal Amount	Value
	Convertible Securities 81.7%†
	Convertible Bonds 71.2%
	Aerospace & Defense 2.5%
	L-3 Communications Corp.
	3.00%, due 8/1/35 (a)	$6,455,000	$6,503,413
	3.00%, due 8/1/35	516,000	519,870
	Triumph Group, Inc. 2.625%, due 10/1/26	7,273,000	7,063,901
			14,087,184
	Airlines 1.5%
	JetBlue Airways Corp. 3.75%, due 3/15/35	5,138,000	5,048,085
	UAL Corp. 4.50%, due 6/30/21	9,289,000	3,645,932
			8,694,017
	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc.
	4.00%, due 2/15/27	139,000	80,968
	4.00%, due 2/15/27 (zero coupon), beginning 2/15/19 (a)	1,732,000	1,008,890
			1,089,858
	Biotechnology 3.3%
	Amgen, Inc.
	0.125%, due 2/1/11 (a)	1,337,000	1,337,000
	0.125%, due 2/1/11	6,067,000	6,067,000
	Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	8,485,000	8,421,362
	Gilead Sciences, Inc. 0.625%, due 5/1/13	2,251,000	3,038,850
			18,864,212
	Coal 2.3%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	5,952,000	5,341,920
	Patriot Coal Corp. 3.25%, due 5/31/13 (a)	4,398,000	2,770,740
	Peabody Energy Corp. 4.75%, due 12/15/66	6,268,000	4,959,555
			13,072,215
	Commercial Services 2.0%
	Alliance Data Systems Corp. 1.75%, due 8/1/13 (a)	6,494,000	5,528,017
	Kendle International, Inc. 3.375%, due 7/15/12	3,334,000	2,642,195
	Sotheby's 3.125%, due 6/15/13	4,040,000	3,368,350
			11,538,562
	Computers 2.3%
¤	EMC Corp.
	1.75%, due 12/1/11 (a)	1,461,000	1,654,582
	1.75%, due 12/1/11	8,288,000	9,386,160
	Mentor Graphics Corp. 6.25%, due 3/1/26	2,529,000	2,222,359
			13,263,101
	Distribution & Wholesale 1.1%
	WESCO International, Inc. 1.75%, due 11/15/26	6,401,000	6,256,978

	Diversified Financial Services 1.7%
	NASDAQ OMX Group, Inc. (The) 2.50%, due 8/15/13	11,110,000	9,443,500

	Electrical Components & Equipment 1.1%
	General Cable Corp. 0.875%, due 11/15/13	6,226,000	6,062,568

	Electronics 5.0%
¤	Fisher Scientific International, Inc. 3.25%, due 3/1/24	9,643,000	12,306,879
	Itron, Inc. 2.50%, due 8/1/26	3,855,000	4,134,487
	L-1 Identity Solutions, Inc. 3.75%, due 5/15/27	4,506,000	3,925,853
	Merix Corp. 4.00%, due 5/15/13	5,231,000	2,334,334
	TTM Technologies, Inc. 3.25%, due 5/15/15	6,115,000	5,427,062
			28,128,615
	Energy - Alternate Sources 2.4%
¤	Covanta Holding Corp. 1.00%, due 2/1/27	15,110,000	13,391,237

	Entertainment 1.2%
	Lions Gate Entertainment Corp.
	2.938%, due 10/15/24	2,595,000	2,234,944
	3.625%, due 3/15/25	5,967,000	4,848,187
			7,083,131
	Environmental Controls 1.0%
	Waste Connections, Inc. 3.75%, due 4/1/26	5,459,000	5,697,831

	Food 2.2%
	Great Atlantic & Pacific Tea Co.
	5.125%, due 6/15/11	1,814,000	1,727,835
	6.75%, due 12/15/12	7,164,000	6,196,860
	Spartan Stores, Inc.
	3.375%, due 5/15/27	462,000	326,865
	3.375%, due 5/15/27 (a)	5,749,000	4,067,417
			12,318,977
	Health Care - Products 3.9%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	3,114,000	2,012,423
	Conmed Corp. 2.50%, due 11/15/24	5,092,000	4,544,610
¤	Medtronic, Inc.
	1.625%, due 4/15/13 (a)	2,230,000	2,160,312
	1.625%, due 4/15/13	13,741,000	13,311,594
			22,028,939
	Home Builders 0.5%
	DR Horton, Inc. 2.00%, due 5/15/14	2,550,000	2,865,563

	Internet 0.9%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	9,147,056	915
	VeriSign, Inc. 3.25%, due 8/15/37	6,962,000	5,325,930
			5,326,845
	Iron & Steel 3.0%
	Allegheny Technologies 4.25%, due 6/1/14	5,298,000	5,443,695
	ArcelorMittal 5.00%, due 5/15/14	3,942,000	5,469,525
	United States Steel Corp. 4.00%, due 5/15/14	4,015,000	5,826,769
			16,739,989
	Media 0.8%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	6,351,000	4,699,740

	Mining 0.7%
	Alcoa, Inc. 5.25%, due 3/15/14	1,856,000	3,691,120

	Miscellaneous - Manufacturing 1.5%
	Eastman Kodak Co. 3.375%, due 10/15/33	5,771,000	5,049,625
	Ingersoll-Rand Co. 4.50%, due 4/15/12	2,103,000	3,643,447
			8,693,072
	Oil & Gas 5.9%
¤	Chesapeake Energy Corp. 2.50%, due 5/15/37	18,115,000	13,925,906
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	5,229,000	4,634,201
¤	Transocean, Inc. Series C 1.50%, due 12/15/37	15,967,000	14,669,682
			33,229,789
	Oil & Gas Services 6.2%
	Cameron International Corp. 2.50%, due 6/15/26	8,455,000	9,998,037
	Core Laboratories, L.P. 0.25%, due 10/31/11	3,870,000	4,048,988
¤	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	14,340,000	21,079,800
			35,126,825
	Pharmaceuticals 4.7%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	9,753,000	9,326,306
¤	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	14,407,000	17,396,453
			26,722,759
	Real Estate Investment Trusts 0.5%
	Macerich Co. (The) 3.25%, due 3/15/12 (a)	3,563,000	2,868,215

	Semiconductors 3.9%
	Intel Corp. 3.25%, due 8/1/39 (a)	3,032,000	3,066,110
	Microchip Technology, Inc. 2.125%, due 12/15/37	3,899,000	3,611,449
	Micron Technology, Inc. 4.25%, due 10/15/13	3,182,000	4,586,057
	ON Semiconductor Corp. 2.625%, due 12/15/26	5,166,000	4,907,700
	Teradyne, Inc. 4.50%, due 3/15/14	1,358,000	2,227,120
	Verigy, Ltd. 5.25%, due 7/15/14 (a)	3,111,000	3,803,198
			22,201,634
	Software 2.6%
¤	Sybase, Inc. 3.50%, due 8/15/29 (a)	10,860,000	11,348,700
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	2,993,000	3,404,537
			14,753,237
	Telecommunications 6.3%
	Anixter International, Inc. 1.00%, due 2/15/13	8,293,000	6,924,655
	CommScope, Inc. 3.25%, due 7/1/15	4,480,000	5,191,200
	Comtech Telecommunications Corp. 3.00%, due 5/1/29 (a)	2,860,000	3,038,750
	NII Holdings, Inc. 3.125%, due 6/15/12	7,261,000	6,090,164
	SBA Communications Corp. 1.875%, due 5/1/13 (a)	8,226,000	7,321,140
	Virgin Media, Inc. 6.50%, due 11/15/16 (a)	8,295,000	7,247,756
			35,813,665
	Total Convertible Bonds (Cost $404,726,792)		403,753,378

		Shares	Value
	Convertible Preferred Stocks 10.5%
	Banks 3.8%
¤	Bank of America Corp. 7.25% Series L	17,308	14,538,720
	Wells Fargo & Co. 7.50% Series L	8,350	7,013,666
			21,552,386
	Chemicals 1.0%
	Celanese Corp. 4.25%	168,710	5,567,430

	Leisure Time 0.4%
	Callaway Golf Co. 7.50% (a)	20,400	2,254,200

	Mining 1.3%
	Freeport-McMoRan Copper & Gold, Inc. 6.75%	40,375	3,724,190
	Vale Capital, Ltd. 5.50%	95,500	3,947,970
			7,672,160
	Oil & Gas 0.3%
	Whiting Petroleum Corp. 6.25%	15,800	1,932,024

	Pharmaceuticals 1.8%
	Schering-Plough Corp. 6.00%	43,300	10,099,292

	Savings & Loans 0.5%
	Vale Capital II 6.75%	43,200	2,627,424

	Telecommunications 1.4%
	Crown Castle International Corp. 6.25%	150,000	7,800,000

	Total Convertible Preferred Stocks (Cost $62,815,497)		59,504,916

	Total Convertible Securities (Cost $467,542,289)		463,258,294

	Common Stocks 8.5%
	Cosmetics & Personal Care 0.7%
	Procter & Gamble Co. (The)	71,700	3,980,067

	Diversified Financial Services 1.7%
	Citigroup, Inc.	2,697,202	8,550,130
	Morgan Stanley	34,800	991,800
			9,541,930
	Engineering & Construction 0.3%
	McDermott International, Inc. (f)	84,100	1,643,314

	Health Care - Products 0.5%
	Boston Scientific Corp. (f)	284,600	3,056,604

	Oil & Gas 1.2%
	Forest Oil Corp. (f)	83,100	1,400,235
	Frontier Oil Corp.	187,700	2,609,030
	Transocean, Inc. (f)	35,100	2,797,119
			6,806,384
	Oil & Gas Services 1.9%
	Baker Hughes, Inc.	124,900	5,058,450
	Gulf Island Fabrication, Inc.	16,900	245,050
	Halliburton Co.	195,626	4,321,378
	ION Geophysical Corp. (f)	371,100	998,259
			10,623,137
	Retail 0.7%
	Costco Wholesale Corp.	77,203	3,821,549

	Semiconductors 0.2%
	Intel Corp.	78,900	1,518,825

	Software 0.8%
	Microsoft Corp.	191,600	4,506,432

	Transportation 0.5%
	Tidewater, Inc.	65,800	2,961,000

	Total Common Stocks (Cost $66,085,475)		48,459,242

	Principal Amount	Value
Short-Term Investment 9.0%
Repurchase Agreement 9.0%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $50,785,043 (Collateralized by a United States Treasury Bill with a rate 0.239% and a maturity date of 12/31/09, with a Principal Amount of $51,855,000 and a Market Value of $51,803,145)	$50,784,959	50,784,959

Total Short-Term Investment (Cost $50,784,959)		50,784,959

Total Investments (Cost $584,412,723) (g)	99.2%	562,502,495
Cash and Other Assets,
Less Liabilities	0.8	4,486,008
Net Assets	100.0%	$566,988,503

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Fair valued security. The total market value of this security at July 31, 2009 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Restricted security.
(e)	Illiquid security. The total market value of this security at July 31, 2009 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(f)	Non-income producing security.
(g)	At July 31, 2009, cost is $586,001,666 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$40,895,687
Gross unrealized depreciation	(64,394,858)
Net unrealized depreciation	$(23,499,171)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Convertible Securities
Convertible Bonds	$—	$403,752,463	$915	$403,753,378
Convertible Preferred Stocks
Banks	21,552,386	—	—	21,552,386
Chemicals	5,567,430	—	—	5,567,430
Leisure Time	2,254,200	—	—	2,254,200
Mining	7,672,160	—	—	7,672,160
Oil & Gas	1,932,024	—	—	1,932,024
Pharmaceuticals	10,099,292	—	—	10,099,292
Savings & Loans	2,627,424	—	—	2,627,424
Telecommunications	7,800,000	—	—	7,800,000
Total Convertible Preferred Stocks	59,504,916	—	—	59,504,916
Total Convertible Securities	59,504,916	403,752,463	915	463,258,294
Common Stocks
Cosmetics & Personal Care	3,980,067	—	—	3,980,067
Diversified Financial Services	9,541,930	—	—	9,541,930
Engineering & Construction	1,643,314	—	—	1,643,314
Health Care - Products	3,056,604	—	—	3,056,604
Oil & Gas	6,806,384	—	—	6,806,384
Oil & Gas Services	10,623,137	—	—	10,623,137
Retail	3,821,549	—	—	3,821,549
Semiconductors	1,518,825	—	—	1,518,825
Software	4,506,432	—	—	4,506,432
Transportation	2,961,000	—	—	2,961,000
Total Common Stocks	48,459,242	—	—	48,459,242
Short-Term Investment
Repurchase Agreement	—	50,784,959	—	50,784,959
Total Short-Term Investment	—	50,784,959	—	50,784,959
Total	$107,964,158	$454,537,422	$915	$562,502,495

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Convertible Bonds
	$915	$0	$0	$0	$0	$0	$0	$0	$915	$0

Total	$915	$0	$0	$0	$0	$0	$0	$0	$915	$0

As of July 31, 2009, the Fund held the following restricted security:

Security	Date of Acquisition	Principal Amount	Cost	7/31/09 Value	Percentage of Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$9,147,056	$674,023	$915	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Diversified Income Fund
Portfolio of Investments ††† July 31, 2009 unaudited
	Principal Amount	Value
Long-Term Bonds 92.8%†
Asset-Backed Securities 0.8%
Automobile 0.1%
Superior Wholesale Inventory Financing Trust Series 2007-AE1, Class A 0.388%, due 1/15/12 (a)	$50,000	$48,842

Credit Cards 0.3%
Citibank Credit Card Issuance Trust Series 2006-C4, Class C4 0.521%, due 1/9/12 (a)	140,000	137,640
MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3 4.10%, due 10/15/12	115,000	117,071
Series 2005-A6, Class A6 4.50%, due 1/15/13	50,000	51,232
		305,943
Diversified Financial Services 0.1%
Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (b)	110,000	103,920
USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (b)(c)	23,400	22,082
		126,002
Home Equity 0.2%
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3 5.61%, due 11/25/36 (d)	100,000	94,680
Series 2006-1, Class A3 5.706%, due 7/25/36 (d)	120,000	113,360
		208,040
Utilities 0.1%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	75,000	77,971

Total Asset-Backed Securities (Cost $781,854)		766,798

Convertible Bonds 3.5%
Aerospace & Defense 0.1%
Triumph Group, Inc. 2.625%, due 10/1/26	59,000	57,304

Airlines 0.0%‡
JetBlue Airways Corp. 3.75%, due 3/15/35	46,000	45,195

Biotechnology 0.1%
Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	59,000	58,558
Gilead Sciences, Inc. 0.625%, due 5/1/13	19,000	25,650
		84,208
Coal 0.1%
Alpha Natural Resources, Inc. 2.375%, due 4/15/15	48,000	43,080
Peabody Energy Corp. 4.75%, due 12/15/66	51,000	40,354
		83,434
Commercial Services 0.1%
Alliance Data Systems Corp. 1.75%, due 8/1/13 (b)	53,000	45,116
Sotheby's 3.125%, due 6/15/13	37,000	30,849
		75,965
Computers 0.2%
EMC Corp. 1.75%, due 12/1/11	121,000	137,033
Mentor Graphics Corp. 6.25%, due 3/1/26	20,000	17,575
		154,608
Distribution & Wholesale 0.1%
WESCO International, Inc. 1.75%, due 11/15/26	58,000	56,695

Diversified Financial Services 0.2%
NASDAQ OMX Group, Inc. (The) 2.50%, due 8/15/13	184,000	156,400

Electrical Components & Equipment 0.1%
General Cable Corp. 0.875%, due 11/15/13	56,000	54,530

Electronics 0.2%
Fisher Scientific International, Inc. 3.25%, due 3/1/24	82,000	104,652
Itron, Inc. 2.50%, due 8/1/26	34,000	36,465
TTM Technologies, Inc. 3.25%, due 5/15/15	54,000	47,925
		189,042
Energy - Alternate Sources 0.1%
Covanta Holding Corp. 1.00%, due 2/1/27	167,000	148,004

Entertainment 0.0%‡
Lions Gate Entertainment Corp.
2.938%, due 10/15/24	23,000	19,809
3.625%, due 3/15/25	17,000	13,812
		33,621
Environmental Controls 0.1%
Waste Connections, Inc. 3.75%, due 4/1/26	63,000	65,756

Food 0.2%
Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	62,000	53,630
Spartan Stores, Inc.
3.375%, due 5/15/27 (b)	118,000	83,485
3.375%, due 5/15/27	40,000	28,300
		165,415
Health Care - Products 0.3%
Medtronic, Inc. 1.625%, due 4/15/13	331,000	320,656

Home Builders 0.0%‡
DR Horton, Inc. 2.00%, due 5/15/14	21,000	23,599

Internet 0.0%‡
At Home Corp. 4.75%, due 12/31/49 (c)(e)(f)(g)	504,238	50

Iron & Steel 0.1%
Allegheny Technologies 4.25%, due 6/1/14	35,000	35,962
ArcelorMittal 5.00%, due 5/15/14	36,000	49,950
United States Steel Corp. 4.00%, due 5/15/14	31,000	44,989
		130,901
Media 0.0%‡
Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (b)	35,000	25,900

Mining 0.0%‡
Alcoa, Inc. 5.25%, due 3/15/14	18,000	35,798

Miscellaneous - Manufacturing 0.1%
Eastman Kodak Co. 3.375%, due 10/15/33	51,000	44,625
Ingersoll-Rand Co. 4.50%, due 4/15/12	10,000	17,325
		61,950
Oil & Gas 0.4%
Chesapeake Energy Corp. 2.50%, due 5/15/37	165,000	126,844
St. Mary Land & Exploration Co. 3.50%, due 4/1/27	53,000	46,971
Transocean, Inc.
Series C 1.50%, due 12/15/37	154,000	141,487
Series A 1.625%, due 12/15/37	44,000	42,790
		358,092
Oil & Gas Services 0.2%
Cameron International Corp. 2.50%, due 6/15/26	34,000	40,205
Schlumberger, Ltd. Series B 2.125%, due 6/1/23	120,000	176,400
		216,605
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	149,000	179,917

Real Estate Investment Trusts 0.2%
Host Hotels & Resorts, L.P. 3.25%, due 4/15/24 (b)	90,000	88,425
Macerich Co. (The) 3.25%, due 3/15/12 (b)	31,000	24,955
Vornado Realty Trust 3.625%, due 11/15/26	85,000	80,006
		193,386
Retail 0.1%
Penske Auto Group, Inc. 3.50%, due 4/1/26	95,000	100,463

Semiconductors 0.1%
Micron Technology, Inc. 4.25%, due 10/15/13	25,000	36,031
ON Semiconductor Corp. 2.625%, due 12/15/26	37,000	35,150
Teradyne, Inc. 4.50%, due 3/15/14	13,000	21,320
		92,501
Software 0.1%
Sybase, Inc. 3.50%, due 8/15/29 (b)	114,000	119,130
SYNNEX Corp. 4.00%, due 5/15/18 (b)	25,000	28,438
		147,568
Telecommunications 0.1%
Anixter International, Inc. 1.00%, due 2/15/13	46,000	38,410
CommScope, Inc. 3.25%, due 7/1/15	24,000	27,810
SBA Communications Corp. 1.875%, due 5/1/13 (b)	78,000	69,420
		135,640
Total Convertible Bonds (Cost $3,614,794)		3,393,203

Corporate Bonds 26.3%
Advertising 0.4%
Interpublic Group of Cos., Inc. 6.25%, due 11/15/14	135,000	122,850
Lamar Media Corp.
6.625%, due 8/15/15	250,000	220,000
9.75%, due 4/1/14 (b)	60,000	63,150
		406,000
Aerospace & Defense 0.1%
BE Aerospace, Inc. 8.50%, due 7/1/18	70,000	69,650

Agriculture 0.7%
Altria Group, Inc. 9.70%, due 11/10/18	295,000	358,723
Cargill, Inc.
4.375%, due 6/1/13 (b)	85,000	85,805
5.60%, due 9/15/12 (b)	90,000	95,690
Reynolds American, Inc.
7.625%, due 6/1/16	65,000	67,506
7.75%, due 6/1/18	55,000	57,489
		665,213
Airlines 0.1%
DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (b)	110,000	64,900
Delta Air Lines, Inc. (Escrow Shares)
2.875%, due 2/6/24 (f)(h)	55,000	415
2.875%, due 2/18/49 (b)(f)(h)	30,000	226
8.00%, due 6/3/49 (f)(h)	81,000	612
8.30%, due 12/15/29 (f)(h)	505,000	3,080
9.75%, due 5/15/49 (f)(h)	5,000	31
10.00%, due 8/15/49 (f)(h)	35,000	213
10.375%, due 12/15/22 (f)(h)	10,000	61
Northwest Airlines, Inc. (Escrow Shares)
7.625%, due 11/15/23 (f)(h)	117,700	453
7.875%, due 12/31/49 (f)(h)	25,000	53
8.70%, due 3/15/49 (f)(h)	5,000	11
8.875%, due 6/1/49 (f)(h)	30,000	63
9.875%, due 3/15/37 (f)(h)	65,000	137
10.00%, due 2/1/49 (f)(h)	168,300	353
		70,608
Apparel 0.1%
Unifi, Inc. 11.50%, due 5/15/14	91,000	71,890

Auto Manufacturers 0.2%
Daimler Finance North America LLC 7.30%, due 1/15/12	200,000	214,206

Auto Parts & Equipment 0.7%
Allison Transmission, Inc. 11.00%, due 11/1/15 (b)	80,000	72,800
American Tire Distributors, Inc.
6.847%, due 4/1/12 (a)	70,000	53,200
10.75%, due 4/1/13	80,000	66,400
FleetPride Corp. 11.50%, due 10/1/14 (b)	235,000	207,094
Goodyear Tire & Rubber Co. (The)
5.01%, due 12/1/09 (a)	55,000	54,794
8.625%, due 12/1/11	65,000	65,812
10.50%, due 5/15/16	105,000	112,612
Johnson Controls, Inc. 7.70%, due 3/1/15	75,000	78,468
		711,180
Banks 0.7%
Citigroup, Inc.
8.125%, due 7/15/39	200,000	201,458
8.50%, due 5/22/19	45,000	47,912
GMAC LLC 8.00%, due 11/1/31 (b)	507,000	387,855
		637,225
Building Materials 0.3%
Building Materials Corp. of America 7.75%, due 8/1/14	70,000	64,488
Compression Polymers Corp. 10.50%, due 7/1/13	55,000	39,050
Texas Industries, Inc. 7.25%, due 7/15/13 (b)	245,000	225,400
		328,938
Chemicals 1.4%
Chevron Phillips Chemica 7.00%, due 6/15/14 (b)	95,000	100,952
Dow Chemical Co. (The) 8.55%, due 5/15/19	430,000	471,751
Mosaic Global Holdings, Inc. 7.625%, due 12/1/16 (b)	40,000	42,581
Nalco Co. 8.25%, due 5/15/17 (b)	55,000	57,200
Phibro Animal Health Corp. 10.00%, due 8/1/13 (b)	70,000	63,525
Rohm & Haas Co. 7.85%, due 7/15/29	500,000	461,371
Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (f)	230,000	37,950
Westlake Chemical Corp. 6.625%, due 1/15/16	105,000	96,600
		1,331,930
Coal 0.1%
Peabody Energy Corp.
7.375%, due 11/1/16	70,000	70,350
7.875%, due 11/1/26	60,000	55,200
		125,550
Commercial Services 0.6%
Cardtronics, Inc. 9.25%, due 8/15/13	65,000	61,100
Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	100,000	87,000
iPayment, Inc. 9.75%, due 5/15/14	180,000	105,300
Language Line, Inc. 11.125%, due 6/15/12	125,000	126,250
Lender Processing Services, Inc. 8.125%, due 7/1/16	85,000	85,850
Service Corp. International 7.625%, due 10/1/18	90,000	86,175
		551,675
Computers 0.3%
SunGard Data Systems, Inc.
4.875%, due 1/15/14	40,000	36,300
10.625%, due 5/15/15 (b)	210,000	224,700
		261,000
Distribution & Wholesale 0.1%
ACE Hardware Corp. 9.125%, due 6/1/16 (b)	110,000	110,550

Diversified Financial Services 1.4%
AmeriCredit Corp. 8.50%, due 7/1/15	160,000	153,600
Harley-Davidson Funding Corp.
5.25%, due 12/15/12 (b)	300,000	290,487
6.80%, due 6/15/18 (b)	580,000	546,805
Janus Capital Group, Inc. 6.95%, due 6/15/17	90,000	80,413
LaBranche & Co., Inc. 11.00%, due 5/15/12	75,000	69,187
Morgan Stanley 6.00%, due 4/28/15	220,000	227,755
		1,368,247
Electric 1.1%
AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	282,605	265,649
Energy Future Holdings Corp. 10.875%, due 11/1/17	180,000	156,150
NRG Energy, Inc.
7.25%, due 2/1/14	70,000	68,775
7.375%, due 2/1/16	120,000	116,100
PNM Resources, Inc. 9.25%, due 5/15/15	75,000	72,750
Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	145,000	142,100
Reliant Energy, Inc.
7.625%, due 6/15/14	35,000	32,550
7.875%, due 6/15/17	210,000	193,725
		1,047,799
Electrical Components & Equipment 0.1%
Belden, Inc. 7.00%, due 3/15/17	90,000	79,200

Entertainment 1.2%
Chukchansi Economic Development Authority 8.00%, due 11/15/13 (b)	45,000	33,750
Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	112,000	98,560
Jacobs Entertainment, Inc. 9.75%, due 6/15/14	115,000	98,613
Mohegan Tribal Gaming Authority 6.875%, due 2/15/15	10,000	6,900
OED Corp./DIAMOND JO LLC 8.75%, due 4/15/12	65,000	66,950
Peninsula Gaming LLC 8.375%, due 8/15/15 (b)	155,000	155,000
Penn National Gaming, Inc.
6.75%, due 3/1/15	110,000	103,400
6.875%, due 12/1/11	135,000	132,637
Pinnacle Entertainment, Inc.
8.25%, due 3/15/12	90,000	90,000
8.75%, due 10/1/13	25,000	25,750
Speedway Motorsports, Inc. 6.75%, due 6/1/13	290,000	281,300
United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(e)	65,831	39,498
Vail Resorts, Inc. 6.75%, due 2/15/14	45,000	42,975
		1,175,333
Environmental Controls 0.2%
Geo Sub Corp. 11.00%, due 5/15/12	260,000	208,650

Finance - Auto Loans 0.4%
Ford Motor Credit Co. LLC
7.25%, due 10/25/11	230,000	215,964
7.375%, due 10/28/09	145,000	144,734
7.875%, due 6/15/10	5,000	4,927
		365,625
Finance - Other Services 0.5%
American Real Estate Partners, L.P./American Real Estate Finance Corp. 8.125%, due 6/1/12	530,000	503,500

Food 0.2%
American Stores Co. 8.00%, due 6/1/26	55,000	49,156
ASG Consolidated LLC/ASG Finance, Inc. 11.50%, due 11/1/11	95,000	87,400
Tyson Foods, Inc. 10.50%, due 3/1/14 (b)	80,000	88,800
		225,356
Forest Products & Paper 0.6%
Bowater, Inc. 9.375%, due 12/15/21 (f)	195,000	32,175
Domtar Corp. 7.875%, due 10/15/11	170,000	170,850
Georgia-Pacific Corp.
7.00%, due 1/15/15 (b)	110,000	106,700
7.125%, due 1/15/17 (b)	102,000	99,450
8.00%, due 1/15/24	68,000	60,690
8.875%, due 5/15/31	160,000	152,000
		621,865
Hand & Machine Tools 0.0%‡
Thermadyne Holdings Corp. 10.00%, due 2/1/14	65,000	43,225

Health Care - Products 0.6%
Biomet, Inc.
10.00%, due 10/15/17	60,000	64,950
11.625%, due 10/15/17	95,000	103,075
Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	165,000	171,600
Invacare Corp. 9.75%, due 2/15/15	175,000	178,500
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14	45,000	37,575
		555,700
Health Care - Services 1.2%
Alliance Imaging, Inc.
7.25%, due 12/15/12	100,000	97,000
Series B 7.25%, due 12/15/12	125,000	121,250
Community Health Systems, Inc. 8.875%, due 7/15/15	180,000	185,400
HCA, Inc.
5.75%, due 3/15/14	30,000	26,400
6.30%, due 10/1/12	305,000	286,700
6.375%, due 1/15/15	35,000	30,975
9.00%, due 12/15/14	10,000	9,350
Highmark, Inc. 6.80%, due 8/15/13 (b)(c)	245,000	238,835
Skilled Healthcare Group, Inc. 11.00%, due 1/15/14	52,000	53,560
Sun Healthcare Group, Inc. 9.125%, due 4/15/15	50,000	50,500
Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14	75,000	75,000
		1,174,970
Holding Company - Diversified 0.3%
Leucadia National Corp. 8.125%, due 9/15/15	190,000	182,875
Susser Holdings LLC/Susser Finance Corp. 10.625%, due 12/15/13	130,000	131,300
		314,175
Household Products & Wares 0.1%
Jarden Corp. 7.50%, due 5/1/17	75,000	72,000
Libbey Glass, Inc. 8.26%, due 6/1/11 (a)	80,000	58,400
		130,400
Insurance 0.7%
Crum & Forster Holdings Corp. 7.75%, due 5/1/17	290,000	254,475
HUB International Holdings, Inc. 9.00%, due 12/15/14 (b)	195,000	168,675
Lumbermens Mutual Casualty Co.
8.45%, due 12/1/97 (b)(f)(h)	35,000	394
9.15%, due 7/1/26 (b)(f)	535,000	6,019
Phoenix Life Insurance Co. 7.15%, due 12/15/34 (b)	95,000	26,288
USI Holdings Corp.
4.758%, due 11/15/14 (a)(b)	35,000	24,500
9.75%, due 5/15/15 (b)	95,000	69,825
Willis North America, Inc. 6.20%, due 3/28/17	105,000	93,467
		643,643
Internet 0.1%
Expedia, Inc.
7.456%, due 8/15/18	10,000	9,950
8.50%, due 7/1/16 (b)	125,000	126,875
		136,825
Iron & Steel 0.2%
Allegheny Ludlum Corp. 6.95%, due 12/15/25	20,000	16,790
Allegheny Technologies, Inc. 8.375%, due 12/15/11	185,000	195,728
		212,518
Lodging 0.4%
Boyd Gaming Corp. 7.75%, due 12/15/12	125,000	121,563
Gaylord Entertainment Co. 8.00%, due 11/15/13	60,000	54,000
MTR Gaming Group, Inc. Series B 9.00%, due 6/1/12	50,000	36,750
Sheraton Holding Corp. 7.375%, due 11/15/15	85,000	80,325
Starwood Hotels & Resorts Worldwide, Inc. 7.875%, due 5/1/12	70,000	70,000
		362,638
Machinery - Construction & Mining 0.1%
Caterpillar, Inc. 6.05%, due 8/15/36	70,000	71,504

Media 1.8%
Charter Communications Operating LLC
8.00%, due 4/30/12 (b)	185,000	184,538
8.375%, due 4/30/14 (b)	80,000	79,800
CSC Holdings, Inc. 6.75%, due 4/15/12	75,000	74,625
CW Media Holdings, Inc. 13.50%, due 8/15/15 (b)(i)	45,000	39,825
HSN, Inc. 11.25%, due 8/1/16	130,000	131,625
ION Media Networks, Inc. 9.041%, due 1/15/13 (a)(b)(f)(i)	62,751	2,510
Morris Publishing Group LLC 7.00%, due 8/1/13 (f)(h)	220,000	15,400
Rainbow National Services LLC
8.75%, due 9/1/12 (b)	90,000	90,900
10.375%, due 9/1/14 (b)	145,000	151,525
Shaw Communications, Inc. 7.50%, due 11/20/13	225,000	237,494
Time Warner Cable, Inc. 8.25%, due 2/14/14	140,000	162,462
Time Warner Entertainment Co., L.P. 10.15%, due 5/1/12	415,000	487,055
Vertis, Inc. 18.50%, due 10/1/12 (i)	70,478	13,391
Ziff Davis Media, Inc. 8.788%, due 7/15/11 (a)(c)(e)	38,084	14,472
		1,685,622
Metal Fabricate & Hardware 0.1%
Mueller Water Products, Inc. 7.375%, due 6/1/17	80,000	58,600
Neenah Foundary Co. 9.50%, due 1/1/17	150,000	48,000
		106,600
Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.
4.995%, due 4/1/15 (a)	110,000	105,805
8.25%, due 4/1/15	55,000	58,162
8.375%, due 4/1/17	90,000	95,400
		259,367
Miscellaneous - Manufacturing 0.3%
Actuant Corp. 6.875%, due 6/15/17	85,000	77,669
Polypore, Inc. 8.75%, due 5/15/12	95,000	88,350
RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	165,000	143,550
		309,569
Office Equipment/Supplies 0.2%
Xerox Corp. 8.25%, due 5/15/14	160,000	174,331

Oil & Gas 2.7%
Anadarko Petroleum Corp. 5.95%, due 9/15/16	200,000	207,794
Chaparral Energy, Inc. 8.50%, due 12/1/15	300,000	186,000
Chesapeake Energy Corp. 6.875%, due 11/15/20	25,000	22,125
Forest Oil Corp. 8.00%, due 12/15/11	200,000	204,000
Frontier Oil Corp. 8.50%, due 9/15/16	100,000	102,250
Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (b)	100,000	92,000
Kerr-McGee Corp.
6.95%, due 7/1/24	65,000	65,595
7.875%, due 9/15/31	30,000	32,784
Linn Energy LLC
9.875%, due 7/1/18	100,000	94,000
11.75%, due 5/15/17 (b)	60,000	60,600
Mariner Energy, Inc. 7.50%, due 4/15/13	95,000	90,250
Newfield Exploration Co.
6.625%, due 9/1/14	15,000	14,475
6.625%, due 4/15/16	15,000	14,475
7.125%, due 5/15/18	115,000	111,838
Parker Drilling Co. 9.625%, due 10/1/13	80,000	77,600
Pemex Project Funding Master Trust 5.75%, due 3/1/18	320,000	315,200
PetroHawk Energy Corp.
9.125%, due 7/15/13	70,000	72,625
10.50%, due 8/1/14 (b)	10,000	10,700
Petroquest Energy, Inc. 10.375%, due 5/15/12	125,000	110,000
Plains Exploration & Production Co. 10.00%, due 3/1/16	110,000	118,938
Range Resources Corp. 8.00%, due 5/15/19	70,000	71,225
Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	50,000	50,250
SandRidge Energy, Inc. 8.00%, due 6/1/18 (b)	70,000	63,700
Stone Energy Corp. 6.75%, due 12/15/14	100,000	65,000
Venoco, Inc. 8.75%, due 12/15/11	1,000	980
Whiting Petroleum Corp. 7.00%, due 2/1/14	300,000	294,000
		2,548,404
Oil & Gas Services 0.2%
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17	35,000	22,925
9.00%, due 1/15/14	44,000	32,010
Complete Production Services, Inc. 8.00%, due 12/15/16	180,000	153,900
		208,835
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16 (b)	140,000	138,600
Silgan Holdings, Inc. 7.25%, due 8/15/16 (b)	55,000	55,000
		193,600
Pharmaceuticals 0.6%
Catalent Pharma Solutions, Inc. 10.25%, due 4/15/15 (i)	145,000	92,075
Medco Health Solutions, Inc. 7.25%, due 8/15/13	240,000	264,898
NBTY, Inc. 7.125%, due 10/1/15	60,000	57,600
Pfizer, Inc. 7.20%, due 3/15/39	50,000	62,785
Warner Chilcott Corp. 8.75%, due 2/1/15	110,000	110,000
		587,358
Pipelines 0.7%
ANR Pipeline Co. 9.625%, due 11/1/21	45,000	60,687
Copano Energy LLC 8.125%, due 3/1/16	115,000	112,125
Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18	55,000	51,700
El Paso Natural Gas Co.
7.50%, due 11/15/26	25,000	26,712
7.625%, due 8/1/10	205,000	204,264
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B 6.875%, due 11/1/14	145,000	129,050
8.50%, due 7/15/16	40,000	37,000
8.75%, due 4/15/18	70,000	65,100
		686,638
Real Estate Investment Trusts 0.5%
Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	115,000	109,250
Host Marriott, L.P.
6.375%, due 3/15/15	40,000	37,000
Series M 7.00%, due 8/15/12	40,000	39,600
Omega Healthcare Investors, Inc. 7.00%, due 4/1/14	125,000	117,813
Trustreet Properties, Inc. 7.50%, due 4/1/15	180,000	184,954
		488,617
Retail 0.7%
AutoNation, Inc. 2.509%, due 4/15/13 (a)	60,000	54,150
CVS Caremark Corp. 5.789%, due 1/10/26 (b)(e)	93,509	83,653
Home Depot, Inc. 5.40%, due 3/1/16	60,000	61,857
Rite Aid Corp.
8.625%, due 3/1/15	151,000	114,005
9.375%, due 12/15/15	50,000	38,000
9.50%, due 6/15/17	90,000	68,175
Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13	171,000	171,000
TJX Cos., Inc. 6.95%, due 4/15/19	40,000	46,408
Wendy's International, Inc. 6.25%, due 11/15/11	25,000	24,937
		662,185
Software 0.2%
SS&C Technologies, Inc. 11.75%, due 12/1/13	145,000	149,350

Telecommunications 1.9%
Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	360,000	234,000
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (b)	230,000	234,600
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125%, due 6/15/13	170,000	173,825
Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations 8.125%, due 2/1/14	25,000	25,062
DigitalGlobe, Inc. 10.50%, due 5/1/14 (b)	65,000	67,762
GCI, Inc. 7.25%, due 2/15/14	135,000	125,550
New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	150,000	195,845
PAETEC Holding Corp. 9.50%, due 7/15/15	5,000	4,325
Qwest Communications International, Inc. 7.25%, due 2/15/11	190,000	189,050
Qwest Corp.
7.50%, due 10/1/14	180,000	179,550
7.50%, due 6/15/23	195,000	164,775
8.875%, due 3/15/12	100,000	103,750
Sprint Nextel Corp. 6.00%, due 12/1/16	45,000	39,319
Verizon Wireless Capital LLC 7.375%, due 11/15/13 (b)	100,000	115,011
		1,852,424
Textiles 0.4%
INVISTA 9.25%, due 5/1/12 (b)	355,000	340,800

Transportation 0.2%
KAR Holdings, Inc.
8.75%, due 5/1/14	10,000	9,250
10.00%, due 5/1/15	190,000	167,200
		176,450
Trucking & Leasing 0.1%
Greenbrier Cos., Inc. 8.375%, due 5/15/15	70,000	51,100

Total Corporate Bonds (Cost $26,418,939)		25,278,038

	Foreign Government Bonds 29.5%
	Argentina 0.8%
	Republic of Argentina 2.50%, due 12/31/38		3,000,000	784,500

	Australia 1.8%
¤	Australia Government Bond 6.25%, due 6/15/14	A$	2,005,000	1,735,673

	Austria 1.0%
	Republic of Austria 4.65%, due 1/15/18		€643,000	984,744

	Brazil 2.3%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/14	B$	2,790,000	1,400,406
	Federal Republic of Brazil
	7.125%, due 1/20/37		$200,000	220,200
	8.25%, due 1/20/34		500,000	608,750
				2,229,356
	Colombia 0.4%
	Republic of Colombia 8.125%, due 5/21/24		300,000	333,150

	El Salvador 0.4%
	Republic of El Salvador
	7.65%, due 6/15/35		200,000	176,000
	8.25%, due 4/10/32 (b)		200,000	188,000
				364,000
	Germany 5.0%
¤	Republic of Germany
	3.75%, due 1/4/17		2,135,000	3,190,996
	4.25%, due 7/4/14		1,015,000	1,566,073
				4,757,069
	Greece 1.9%
¤	Hellenic Republic 4.50%, due 5/20/14		€1,200,000	1,809,132

	Indonesia 2.7%
¤	Republic of Indonesia
	10.375%, due 5/4/14 (b)		$1,250,000	1,487,500
	11.625%, due 3/4/19 (b)		850,000	1,143,250
				2,630,750
	Lebanon 0.3%
	Republic of Lebanon 8.25%, due 4/12/21		275,000	286,688

	Mexico 1.8%
	United Mexican States 7.25%, due 12/15/16	M$	23,075,000	1,702,718

	Panama 1.1%
	Republic of Panama
	6.70%, due 1/26/36		$243,000	244,823
	8.875%, due 9/30/27		325,000	398,125
	9.375%, due 4/1/29		350,000	441,000
				1,083,948
	Peru 1.8%
¤	Republic of Peru
	6.55%, due 3/14/37		300,000	295,500
	7.35%, due 7/21/25		800,000	865,200
	8.75%, due 11/21/33		500,000	611,250
				1,771,950
	Philippines 0.3%
	Republic of Philippines 9.50%, due 2/2/30		250,000	311,875

	Poland 1.4%
	Poland Government Bond
	5.25%, due 4/25/13	z†	570,000	195,469
	6.375%, due 7/15/19		$1,100,000	1,139,380
				1,334,849
	Russia 0.3%
	Russian Federation 7.50%, due 3/31/30		288,000	291,168

	South Africa 0.5%
	Republic of South Africa 6.875%, due 5/27/19		400,000	437,000

	Turkey 0.9%
	Republic of Turkey
	(zero coupon), due 1/13/10 (h)	YTL	234,000	153,125
	7.375%, due 2/5/25		470,000	484,687
	7.50%, due 7/14/17		$200,000	211,750
				849,562
	Ukraine 0.3%
	Ukraine Government
	6.875%, due 3/4/11 (b)		175,000	156,625
	7.65%, due 6/11/13 (b)		200,000	165,000
				321,625
	United Kingdom 3.7%
	Gaz Capital S.A. 4.56%, due 12/9/12		€500,000	690,436
	Independent News & Media Finance, Ltd. 5.75%, due 8/27/09 (f)		300,000	128,277
¤	United Kingdom Gilt 4.50%, due 3/7/19		£1,525,000	2,688,183
				3,506,896
	Uruguay 0.5%
	Republic of Uruguay 9.25%, due 5/17/17		$450,000	518,625

	Venezuela 0.3%
	Republic of Venezuela 9.25%, due 5/7/28		475,000	304,000

	Total Foreign Government Bonds (Cost $26,046,974)			28,349,278

	Loan Assignments & Participations 2.2% (j)
	Aerospace & Defense 0.1%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 4.24%, due 7/31/14		47,479	38,458
	Tranche B2 Term Loan 4.24%, due 7/31/14		46,567	37,720
				76,178
	Automobile 0.2%
	Ford Motor Co. Term Loan (zero coupon), due 12/16/13		170,000	144,122

	Broadcasting 0.4%
	Charter Communications Operating LLC Replacement Term Loan 6.25%, due 3/6/14		99,495	92,854
	Nielsen Finance LLC Class A Term Loan 2.30%, due 8/9/13		299,355	277,745
				370,599
	Healthcare, Education & Childcare 0.8%
	Capella Healthcare, Inc. 1st Lien Term Loan 5.75%, due 3/2/15		98,750	95,540
	Community Health Systems, Inc. Term Loan 2.896%, due 7/25/14		180,466	169,262
	HCA, Inc. Term Loan B 2.848%, due 11/18/13		343,984	322,523
	Talecris Biotherapeutics, Inc. 2nd Lien Term Loan 7.42%, due 12/6/14		220,000	209,000
				796,325
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 11/26/10 (c)(e)		111,051	18,046

	Retail Store 0.1%
	Toys 'R' Us (Delaware), Inc. Term Loan 5.286%, due 1/19/13		145,000	119,625

	Utilities 0.6%
	Calpine Corp. First Priority Term Loan 3.475%, due 3/29/14		339,825	311,789
	TXU Corp.
	Term Loan B2 3.802%, due 10/10/14		225,975	174,095
	Term Loan B3 3.802%, due 10/10/14		98,250	75,361
				561,245
	Total Loan Assignments & Participations (Cost $2,452,072)			2,086,140

Mortgage-Backed Securities 0.4%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	253,654	253,950
Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.515%, due 12/25/36 (a)(b)(c)	81,532	48,104
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, due 3/15/29	79,988	79,542
Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)(e)	40,000	34,809

Total Mortgage-Backed Securities (Cost $454,555)		416,405

Municipal Bonds 0.4%
Ohio 0.2%
Buckeye, Ohio, Tobacco Settlement Financing Authority 5.75%, due 6/1/34	250,000	161,627

Texas 0.1%
Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23 (a)	120,000	119,999

West Virginia 0.1%
Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	100,000	68,450

Total Municipal Bonds (Cost $462,637)		350,076

	U.S. Government & Federal Agencies 13.4%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	82,339	85,177

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.3%
	3.00%, due 8/1/10	43,357	43,573
	4.30%, due 3/1/35 (a)	67,656	70,125
	5.039%, due 6/1/35 (a)	152,662	158,828
			272,526
¤	Federal National Mortgage Association 2.8%
	4.625%, due 5/1/13	1,135,000	1,184,296
	5.125%, due 1/2/14	150,000	156,539
	6.25%, due 2/1/11	1,260,000	1,334,310
			2,675,145
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.8%
	5.50%, due 10/1/38	1,500,855	1,560,208
	6.00%, due 9/1/34	69,392	73,199
	6.00%, due 9/1/35	70,247	74,248
			1,707,655
	Freddie Mac (Collateralized Mortgage Obligation) 0.1%
	Series 2632, Class NH 3.50%, due 6/15/13	119,142	121,100

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.9%
	6.00%, due 8/15/32	2	2
	6.00%, due 11/1/35 TBA (k)	1,420,000	1,486,563
	6.50%, due 7/1/33 TBA (k)	1,240,000	1,319,050
			2,805,615
	Overseas Private Investment Corporation 1.3%
	5.142%, due 12/15/23	1,125,716	1,220,975

	United States Treasury Bond 0.5%
	3.50%, due 2/15/39	570,000	492,605

¤	United States Treasury Notes 2.5%
	1.875%, due 6/15/12	1,550,000	1,563,686
	2.25%, due 5/31/14	165,000	163,182
	3.125%, due 5/15/19	260,000	251,956
	4.75%, due 8/15/17	80,000	88,056
	4.875%, due 8/15/16	270,000	299,742
			2,366,622
	United States Treasury Inflation Indexed Note 1.1%
	2.625%, due 7/15/17	1,031,750	1,101,393

	Total U.S. Government & Federal Agencies (Cost $12,407,032)		12,848,813

	Yankee Bonds 16.3% (l)
	Advertising 1.4%
	AES El Salvador Trust 6.75%, due 2/1/16 (b)	200,000	154,068
	Cia de Saneamento Basico do Estado de Sao Paulo 7.50%, due 11/3/16 (b)	215,000	223,600
	Independencia International, Ltd. 9.875%, due 1/31/17 (f)	100,000	11,000
	Majapahit Holding B.V. 7.25%, due 6/28/17 (b)	100,000	94,500
	National Power Corp. 6.875%, due 11/2/16 (b)	200,000	200,000
	Odebrecht Finance, Ltd. 7.50%, due 10/18/17 (b)	250,000	255,312
	UBS Luxembourg S.A. for OJSC Vimpel Communications Series Reg S 8.25%, due 5/23/16 (b)	300,000	269,625
	Ultrapetrol Bahamas, Ltd. 9.00%, due 11/24/14	100,000	84,500
	Virgin Media Finance PLC 9.125%, due 8/15/16	65,000	65,650
			1,358,255
	Banks 1.4%
	Industrial Bank of Korea 7.125%, due 4/23/14 (b)	300,000	319,862
	Kookmin Bank 7.25%, due 5/14/14 (b)	500,000	536,488
	RSHB Capital S.A. for OJSC Russian Agricultural Bank
	6.97%, due 9/21/16	100,000	93,500
	9.00%, due 6/11/14 (b)	200,000	213,140
	Woori Bank 7.00%, due 2/2/15 (b)	200,000	209,000
			1,371,990
	Beverages 0.1%
	Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13	50,000	50,859

	Building Materials 0.6%
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (b)(f)	500,000	73,750
	Corporativo Javer S.A. de CV 13.00%, due 8/4/14 (b)	500,000	493,125
			566,875
	Chemicals 0.1%
	Nova Chemicals Corp. 4.538%, due 11/15/13 (a)	65,000	58,175

	Coal 0.2%
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	260,000	238,394

	Commercial Services 0.0%‡
	Quebecor World, Inc.
	8.75%, due 3/15/16 (b)(f)	5,000	450
	9.75%, due 1/15/15 (b)(f)	160,000	14,400
			14,850
	Electric 1.6%
	Abu Dhabi National Energy Co. 7.25%, due 8/1/18 (b)	225,000	230,041
	AES China Generating Co., Ltd. 8.25%, due 6/26/10	227,000	201,953
	Centrais Eletricas Brasileiras S.A. 6.875%, due 7/30/19 (b)	500,000	505,625
	Empresas Publicas de Medellin ESP 7.625%, due 7/29/19 (b)	100,000	103,700
	Intergen N.V. 9.00%, due 6/30/17 (b)	115,000	113,275
	Korea Hydro & Nuclear Power 6.25%, due 6/17/14 (b)	400,000	416,796
			1,571,390
	Electronics 0.1%
	NXP B.V./NXP Funding LLC 7.875%, due 10/15/14	180,000	125,100

	Energy - Alternate Sources 0.1%
	Paiton Energy Funding B.V. 9.34%, due 2/15/14	96,105	92,742

	Entertainment 0.6%
	Galaxy Entertainment Finance Co., Ltd.
	Series Reg S 9.875%, due 12/15/12	500,000	475,000
	9.875%, due 12/15/12 (b)	125,000	118,750
			593,750
	Forest Products & Paper 0.4%
	Catalyst Paper Corp. Series D 8.625%, due 6/15/11	105,000	60,900
	Celulosa Arauco y Constitucion S.A. 7.25%, due 7/29/19 (b)	100,000	103,580
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	300,000	225,000
			389,480
	Health Care - Products 0.3%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	255,000	240,975

	Insurance 0.2%
	Allied World Assurance Co. Holdings, Ltd. 7.50%, due 8/1/16	130,000	114,395
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	10,000	9,337
	7.75%, due 7/15/37	35,000	25,375
	8.30%, due 4/15/26	10,000	7,850
			156,957
	Iron & Steel 0.3%
	ArcelorMittal 9.85%, due 6/1/19	250,000	289,310

	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 8.75%, due 2/2/11	225,000	225,000
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (b)(c)(e)	85,000	107,946
			332,946
	Media 1.3%
	British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (b)	135,000	168,760
	BSKYB Finance UK PLC 6.50%, due 10/15/35 (b)	95,000	90,766
	CanWest, L.P. 9.25%, due 8/1/15 (b)(f)	120,000	15,600
	Grupo Televisa S.A. 6.00%, due 5/15/18	290,000	280,175
	Quebecor Media, Inc. 7.75%, due 3/15/16	290,000	275,500
	Sun Media Corp. 7.625%, due 2/15/13	210,000	135,450
	Videotron Ltee 6.375%, due 12/15/15	120,000	111,600
	Videotron, Ltee 9.125%, due 4/15/18 (b)	150,000	155,625
			1,233,476
	Mining 0.0%‡
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	15,000	17,647

	Miscellaneous - Manufacturing 0.4%
	Siemens Financieringsmaatschappij N.V. 5.75%, due 10/17/16 (b)	215,000	229,979
	Tyco Electronics Group S.A.
	5.95%, due 1/15/14	45,000	43,653
	6.00%, due 10/1/12	90,000	90,150
			363,782
	Oil & Gas 3.2%
	Anadarko Finance Co. 7.50%, due 5/1/31	20,000	21,527
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (b)	200,000	194,500
	Ecopetrol S.A. 7.625%, due 7/23/19 (b)	200,000	209,000
	Gaz Capital S.A. 8.125%, due 7/31/14 (b)	500,000	505,000
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (b)	500,000	520,000
	Petroleos de Venezuela S.A. 5.25%, due 4/12/17	770,000	372,757
	Petroleos Mexicanos Series Reg S 8.00%, due 5/3/19	200,000	225,500
	Petronas Capital, Ltd. 7.875%, due 5/22/22	425,000	520,393
	Tengizchevroil Finance Co. S.A.R.L. 6.124%, due 11/15/14 (b)	78,591	73,483
	TNK-BP Finance S.A.
	7.50%, due 7/18/16 (b)	215,000	198,338
	7.875%, due 3/13/18 (b)	200,000	182,000
			3,022,498
	Pharmaceuticals 0.1%
	Angiotech Pharmaceuticals, Inc. 4.418%, due 12/1/13 (a)	75,000	59,625

	Savings & Loans 2.3%
	Aries Vermoegensverwaltungs GmbH Series Reg S 9.60%, due 10/25/14	1,000,000	1,240,500
	TDIC Finance, Ltd. 6.50%, due 7/2/14 (b)	750,000	774,065
	TransCapitalInvest, Ltd. for OJSC AK Transneft 8.70%, due 8/7/18 (b)	200,000	200,000
			2,214,565
	Telecommunications 1.3%
	Inmarsat Finance PLC 10.375%, due 11/15/12	250,000	261,250
	Intelsat Holdings, Ltd. 8.875%, due 1/15/15 (b)	15,000	15,150
	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13	220,000	222,200
	8.875%, due 1/15/15	100,000	101,000
	Millicom International Cellular S.A. 10.00%, due 12/1/13	165,000	171,600
	Nortel Networks, Ltd.
	10.125%, due 7/15/13 (f)	25,000	10,812
	10.75%, due 7/15/16 (f)	250,000	109,375
	Qtel International Finance 7.875%, due 6/10/19 (b)	200,000	217,756
	Telecom Italia Capital S.A. 6.20%, due 7/18/11	140,000	148,354
			1,257,497
	Transportation 0.0%‡
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	30,000	26,400

	Total Yankee Bonds (Cost $16,518,971)		15,647,538

	Total Long-Term Bonds (Cost $89,157,828)		89,136,289

	Shares	Value
Common Stocks 0.2%
Airlines 0.0%‡
Delta Air Lines, Inc. (h)	33	229

Diversified Financial Services 0.1%
Citigroup, Inc.	31,776	100,730

Machinery 0.0%‡
BHM Technologies Holdings, Inc. (c)(e)	7,233	72

Media 0.0%‡
Adelphia Contingent Value Vehicle (c)(e)(h)	100,330	1,003

Retail 0.0%‡
Star Gas Partners, L.P.	1,325	4,651

Software 0.1%
Quadramed Corp. (c)(h)	4,714	29,698

Telecommunications 0.0%‡
Loral Space & Communications, Ltd. (h)	1,400	29,302

Total Common Stocks (Cost $213,438)		165,685

Convertible Preferred Stocks 0.9%
Banks 0.3%
Bank of America Corp. 7.25% Series L	181	152,040
Regions Financial Corp. 10.00%	28	29,647
Wells Fargo & Co. 7.50% Series L	100	83,996
		265,683
Chemicals 0.1%
Celanese Corp. 4.25%	3,335	110,055

Leisure Time 0.0%‡
Callaway Golf Co. 7.50% (b)	200	22,100

Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	510	47,042
Vale Capital, Ltd. 5.50%	1,000	41,340
		88,382
Oil & Gas 0.0%‡
Whiting Petroleum Corp. 6.25%	100	12,228

Pharmaceuticals 0.2%
Schering-Plough Corp. 6.00%	840	195,922

Software 0.1%
QuadraMed Corp. 5.50% (c)(g)	10,400	142,077

Telecommunications 0.1%
Crown Castle International Corp. 6.25%	1,300	67,600

Total Convertible Preferred Stocks (Cost $1,066,182)		904,047

Preferred Stocks 0.3%
Machinery 0.0%‡
BHM Technologies Holdings, Inc. 10.00% (c)(e)(h)	87	1

Real Estate Investment Trusts 0.3%
Sovereign Real Estate Investment Corp. 12.00% (b)(c)	295	266,237

Total Preferred Stocks (Cost $264,173)		266,238

	Principal Amount	Value
Short-Term Investment 7.5%
Repurchase Agreement 7.5%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $7,167,106 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $7,315,000 and a Market Value of $7,312,806)	$7,167,094	7,167,094

Total Short-Term Investment (Cost $7,167,094)		7,167,094

Total Investments (Cost $97,868,715) (o)	101.7%	97,639,353
Liabilities in Excess of
Cash and Other Assets	(1.7)	(1,653,037)
Net Assets	100.0%	$95,986,316

	Contracts Long	Unrealized Appreciation/ Depreciation (m)
Futures Contracts 0.0%‡
United States Treasury Note September 2009 (10 Year) (n)	22	$28,809

Total Futures Contracts Long (Settlement Value $2,580,188)		28,809

	Contracts Short	Unrealized Appreciation/ Depreciation

United States Treasury Note September 2009 (2 Year) (n)	(42)	(2,095)

Total Futures Contracts Short (Settlement Value $9,096,281)		(2,095)

Total Futures Contracts (Settlement Value $6,516,093)		$26,714

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security. The total market value of these securities at July 31, 2009 is $928,121, which represents 1.0% of the Fund's net assets.
(d)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2009 is $208,040, which represents 0.2% of the Fund's net assets.
(e)	Fair valued security. The total market value of these securities at July 31, 2009 is $299,550, which represents 0.3% of the Fund's net assets.
(f)	Issue in default.
(g)	Restricted security.
(h)	Non-income producing security.
(i)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2009 is $2,805,613, which represents 2.9% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(l)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2009.
(n)	At July 31, 2009, cash in the amount of $12,720 is segregated as collateral for futures contracts with the broker.
(o)	At July 31, 2009, cost is $98,557,548 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$5,387,625
Gross unrealized depreciation	(6,305,820)
Net unrealized depreciation	$(918,195)

The following abbreviations are used in the above portfolio:
£	British Pound Sterling
€	Euro
A$	Australian Dollar
M$	Mexican Peso
B$	Brazilian Real
YTL	Turkish Lira
z†	Polish Zloty

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$—	$766,798	—	$766,798
Convertible Bonds	—	3,393,153	50	3,393,203
Corporate Bonds	—	25,140,415	137,623	25,278,038
Foreign Government Bonds	—	28,349,278	—	28,349,278
Loan Assignments & Participations	—	2,068,094	18,046	2,086,140
Mortgage-Backed Securities	—	381,596	34,809	416,405
Municipal Bonds	—	350,076	—	350,076
U.S. Government & Federal Agencies	—	12,848,813	—	12,848,813
Yankee Bonds	—	15,539,592	107,946	15,647,538
Total Long-Term Bonds	—	88,837,815	298,474	89,136,289
Common Stocks
Airlines	229	—	—	229
Diversified Financial Services	100,730	—	—	100,730
Machinery	—	—	72	72
Media	—	—	1,003	1,003
Retail	4,651	—	—	4,651
Software	29,698	—	—	29,698
Telecommunications	29,302	—	—	29,302
Total Common Stocks	164,610	—	1,075	165,685
Convertible Preferred Stocks
Banks	265,683	—	—	265,683
Chemicals	110,055	—	—	110,055
Leisure Time	—	22,100	—	22,100
Mining	88,382	—	—	88,382
Oil & Gas	12,228	—	—	12,228
Pharmaceuticals	195,922	—	—	195,922
Software	142,077	—	—	142,077
Telecommunications	67,600	—	—	67,600
Total Convertible Preferred Stocks	881,947	22,100	—	904,047
Preferred Stocks
Machinery	—	—	1	1
Real Estate Investment Trusts	—	266,237	—	266,237
Total Preferred Stocks	—	266,237	1	266,238
Short-Term Investment
Repurchase Agreement	—	7,167,094	—	7,167,094
Total Short-Term Investment	—	7,167,094	—	7,167,094
Futures Contracts (a)	28,809	—	—	28,809
Foreign Currency Forward Contracts (a)	—	360,247	—	360,247
Total	$1,075,366	$96,653,493	$299,550	$98,028,409

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments or foreign currency forward contracts.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts (a)	$(2,095)	$—	$—	$(2,095)
Foreign Currency Forward Contracts (a)	—	(129,032)	—	(129,032)
Total	$(2,095)	$(129,032)	$—	$(131,127)

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments or foreign currency forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Long-Term Bonds
Convertible Bonds
Internet
	$50	$0	$0	$0	$0	$0	$0	$0	$50	$0
Corporate Bonds
Entertainment
	44,108	943	1,325	804	0	(7,682)	0	0	39,498	804
Diversified Financial Services
	69,272	5	(12,939)	30,328	0	(86,666)	0	0	0	0
Media
	38,465	0	5,134	(24,332)	2,892	(7,687)	0	0	14,472	(24,332)
Retail
	0	0	0	(12,612)	0	0	96,265	0	83,653	(12,612)
Loan Assignments & Participations
Machinery
	0	0	0	(263,794)	281,840	0	0	0	18,046	(263,794)
Mortgage-Backed Securities
Commercial Mortgage Loans
(Collateralized Mortgage Obligations)	36,206	0	0	(1,397)	0	0	0	0	34,809	(1,397)

Yankee Bonds
Leisure Time
	0	0	0	22,946	85,000	0	0	0	107,946	22,946
Common Stocks
Advertising
	1	0	(1)	0	0	0	0	0	0	0
Machinery
	0	0	0	72	0	0	0	0	72	72
Media
	55,365	0	(181,729)	127,367	0	0	0	0	1,003	127,367
Preferred Stocks
Machinery
	0	0	0	1	0	0	0	0	1	1
Real Estate Investment Trusts
	280,988	0	0	(14,750)	264,173	(264,173)	0	(266,238)	0	0
Warrant
Media
	756	0	(36)	(720)	0	0	0	0	0	0
Total	$525,211	$948	$(188,246)	$(136,087)	$633,905	$(366,208)	$96,265	$(266,238)	$299,550	$(150,945)

As of July 31, 2009, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	HSBC BankUSA	AUD	350,000	USD	273,700	USD	18,855
Brazilian Real vs. U.S. Dollar, expiring 8/6/09	HSBC BankUSA	BRL	3,500,000		1,788,635		86,538
Colombian Peso vs. U.S. Dollar, expiring 8/10/09	HSBC BankUSA	COP	2,000,000,000		947,867		32,743
Indonesian Rupiah vs. U.S. Dollar, expiring 8/18/09	HSBC BankUSA	IDR	12,000,000,000		1,168,452		37,187
Japanese Yen vs. U.S. Dollar, expiring 8/24/09	JPMorgan Chase Bank	JPY	135,000,000		1,429,176		(2,232)
Norwegian Krone vs. U.S. Dollar, expiring 8/17/09	HSBC BankUSA	NOK	10,800,000		1,653,854		107,537
South African Rand vs. U.S. Dollar, expiring 8/20/09	HSBC BankUSA	ZAR	8,000,000		981,655		45,985
South Korean Won vs. U.S. Dollar, expiring 8/20/09	JPMorgan Chase Bank	KRW	1,000,000,000		791,139		22,958
South Korean Won vs. U.S. Dollar, expiring 8/6/09	HSBC BankUSA	KRW	300,000,000		235,812		8,444

			Contract Amount Sold	Contract Amount Purchased
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 8/13/09	Merrill Lynch	EUR	4,545,000	6,378,030		(100,088)
Mexican Peso vs. U.S. Dollar, expiring 8/10/09	HSBC BankUSA	MXN	13,000,000	956,691		(26,712)
Net unrealized appreciation on foreign currency forward contracts					USD	231,215

As of July 31, 2009, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	56,395	USD	45,623	USD	47,166
Canadian Dollar	CAD	8,437		7,539		7,832
Euro	EUR	43,138		60,522		61,484
Pound Sterling	GBP	1		1		1
Turkish Lira	YTL	6,000		3,799		4,079
Total			USD	117,484	USD	120,562

As of July 31, 2009, the Fund held the following restricted securities:
	Date(s) of	Shares/Principal		7/31/09	Percentage of
Security	Acquisition	Amount/	Cost	Value	Net Assets
At Home Corp.
Convertible Bond	7/25/01	504,238	$ 8,348	$ 50	0.0%‡
QuadraMed Corp.
Covertible Preferred Stock	6/16/04	10,400	253,700	142,077	0.1
Total			$ 262,048	$ 142,127	0.1%
‡ Less than one-tenth of a percent.

MainStay Equity Index Fund

Portfolio of Investments ††† July 31, 2009 unaudited

		Shares	Value
	Common Stocks 97.7%†
	Aerospace & Defense 2.6%
	Boeing Co. (The)	18,323	$786,240
	General Dynamics Corp.	9,721	538,446
	Goodrich Corp.	3,102	159,319
	Honeywell International, Inc.	18,708	649,168
	ITT Corp.	4,576	226,054
	L-3 Communications Holdings, Inc.	2,931	221,291
	Lockheed Martin Corp.	8,216	614,228
	Northrop Grumman Corp.	8,240	367,339
	Precision Castparts Corp.	3,514	280,452
	Raytheon Co.	9,911	465,321
	Rockwell Collins, Inc.	3,990	168,378
	United Technologies Corp.	23,766	1,294,534
			5,770,770
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	4,264	232,516
	Expeditors International of Washington, Inc.	5,344	181,322
	FedEx Corp.	7,844	532,137
	United Parcel Service, Inc. Class B	25,080	1,347,548
			2,293,523
	Airlines 0.1%
	Southwest Airlines Co.	18,642	146,340

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	6,414	109,166
	Johnson Controls, Inc.	14,974	387,527
			496,693
	Automobiles 0.4%
	Ford Motor Co. (a)	80,939	647,512
	Harley-Davidson, Inc.	5,868	132,617
			780,129
	Beverages 2.5%
	Brown-Forman Corp.	2,472	108,644
	Coca-Cola Co. (The)	50,143	2,499,127
	Coca-Cola Enterprises, Inc.	7,993	150,188
	Constellation Brands, Inc. Class A (a)	4,906	67,016
	Dr. Pepper Snapple Group, Inc. (a)	6,393	157,332
	Molson Coors Brewing Co.	3,751	169,583
	Pepsi Bottling Group, Inc. (The)	3,406	115,634
	PepsiCo, Inc.	39,187	2,223,862
			5,491,386
	Biotechnology 1.9%
	Amgen, Inc. (a)	25,461	1,586,475
	Biogen Idec, Inc. (a)	7,257	345,070
	Celgene Corp. (a)	11,547	657,717
	Cephalon, Inc. (a)	1,856	108,855
	Genzyme Corp. (a)	6,818	353,786
	Gilead Sciences, Inc. (a)	22,796	1,115,408
			4,167,311
	Building Products 0.1%
	Masco Corp.	9,070	126,345

	Capital Markets 2.9%
	Ameriprise Financial, Inc.	6,409	178,170
	Bank of New York Mellon Corp. (The)	30,066	822,004
	Charles Schwab Corp. (The)	23,582	421,410
	E*TRADE Financial Corp. (a)	25,331	37,997
	Federated Investors, Inc. Class B	2,337	60,598
	Franklin Resources, Inc.	3,812	338,048
	Goldman Sachs Group, Inc. (The)	12,672	2,069,338
	Invesco, Ltd.	10,236	202,161
	Janus Capital Group, Inc.	4,250	58,055
	Legg Mason, Inc.	3,770	106,088
	Morgan Stanley	33,995	968,858
	Northern Trust Corp.	6,017	359,877
	State Street Corp.	12,418	624,625
	T. Rowe Price Group, Inc.	6,512	304,176
			6,551,405
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	5,281	393,963
	CF Industries Holdings, Inc.	1,223	96,544
	Dow Chemical Co. (The)	27,059	572,839
	E.I. du Pont de Nemours & Co.	22,741	703,379
	Eastman Chemical Co.	1,828	90,778
	Ecolab, Inc.	4,225	175,380
	International Flavors & Fragrances, Inc.	1,982	69,885
	Monsanto Co.	13,726	1,152,984
	PPG Industries, Inc.	4,138	227,590
	Praxair, Inc.	7,772	607,615
	Sigma-Aldrich Corp.	3,159	160,319
			4,251,276
	Commercial Banks 2.6%
	BB&T Corp.	16,269	372,235
	Comerica, Inc.	3,793	90,425
	Fifth Third Bancorp	19,992	189,924
	First Horizon National Corp. (a)	5,395	69,164
	Huntington Bancshares, Inc.	13,672	55,918
	KeyCorp	19,703	113,883
	M&T Bank Corp.	2,057	119,964
	Marshall & Ilsley Corp.	8,861	53,520
	PNC Financial Services Group, Inc.	11,576	424,376
	Regions Financial Corp.	29,049	128,397
	SunTrust Banks, Inc.	12,538	244,491
	U.S. Bancorp	47,694	973,435
	Wells Fargo & Co.	117,099	2,864,242
	Zions Bancorp	3,050	41,419
			5,741,393
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	2,679	71,610
	Cintas Corp.	3,311	83,371
	Iron Mountain, Inc. (a)	4,523	132,117
	Pitney Bowes, Inc.	5,195	107,277
	R.R. Donnelley & Sons Co.	5,166	71,807
	Republic Services, Inc.	8,091	215,220
	Stericycle, Inc. (a)	2,156	110,387
	Waste Management, Inc.	12,363	347,524
			1,139,313
	Communications Equipment 2.7%
	Ciena Corp. (a)	2,402	26,806
	Cisco Systems, Inc. (a)	145,062	3,192,815
	Harris Corp.	3,392	106,203
	JDS Uniphase Corp. (a)	5,702	33,414
	Juniper Networks, Inc. (a)	13,305	347,660
	Motorola, Inc.	57,116	408,951
	QUALCOMM, Inc.	41,533	1,919,240
	Tellabs, Inc. (a)	10,574	61,329
			6,096,418
	Computers & Peripherals 5.5%
¤	Apple, Inc. (a)	22,424	3,663,857
	Dell, Inc. (a)	43,613	583,542
	EMC Corp. (a)	50,742	764,175
	Hewlett-Packard Co.	60,014	2,598,606
¤	International Business Machines Corp.	33,233	3,919,168
	Lexmark International, Inc. Class A (a)	2,084	30,176
	NetApp, Inc. (a)	8,321	186,890
	QLogic Corp. (a)	3,055	39,868
	SanDisk Corp. (a)	5,984	106,635
	Sun Microsystems, Inc. (a)	18,614	170,690
	Teradata Corp. (a)	4,436	108,993
	Western Digital Corp. (a)	5,606	169,581
			12,342,181
	Construction & Engineering 0.2%
	Fluor Corp.	4,574	241,507
	Jacobs Engineering Group, Inc. (a)	3,096	126,874
	Quanta Services, Inc. (a)	4,907	114,382
			482,763
	Construction Materials 0.1%
	Vulcan Materials Co.	3,065	145,526

	Consumer Finance 0.7%
	American Express Co.	29,864	846,047
	Capital One Financial Corp.	11,276	346,173
	Discover Financial Services	13,470	160,024
	SLM Corp. (a)	11,776	104,689
			1,456,933
	Containers & Packaging 0.2%
	Ball Corp.	2,384	115,290
	Bemis Co., Inc.	2,512	66,116
	Owens-Illinois, Inc. (a)	4,209	142,853
	Pactiv Corp. (a)	3,482	87,677
	Sealed Air Corp.	3,979	73,174
			485,110
	Distributors 0.1%
	Genuine Parts Co.	4,018	142,318

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	2,685	185,372
	DeVry, Inc.	1,547	76,948
	H&R Block, Inc.	8,542	142,566
			404,886
	Diversified Financial Services 3.8%
	Bank of America Corp.	217,282	3,213,601
	Citigroup, Inc.	137,338	435,362
	CME Group, Inc.	1,669	465,367
	IntercontinentalExchange, Inc. (a)	1,821	171,283
¤	JPMorgan Chase & Co.	98,114	3,792,106
	Leucadia National Corp. (a)	4,461	109,295
	Moody's Corp.	4,895	116,207
	NASDAQ OMX Group, Inc. (The) (a)	3,431	72,497
	NYSE Euronext	6,678	179,972
			8,555,690
	Diversified Telecommunication Services 3.0%
¤	AT&T, Inc.	148,392	3,892,322
	CenturyTel, Inc.	7,431	233,259
	Frontier Communications Corp.	7,846	54,922
	Qwest Communications International, Inc.	36,919	142,508
	Verizon Communications, Inc.	71,585	2,295,731
	Windstream Corp.	11,074	97,119
			6,715,861
	Electric Utilities 2.2%
	Allegheny Energy, Inc.	4,260	107,395
	American Electric Power Co., Inc.	11,991	371,241
	Duke Energy Corp.	32,328	500,437
	Edison International	8,211	265,380
	Entergy Corp.	4,932	396,188
	Exelon Corp.	16,581	843,310
	FirstEnergy Corp.	7,682	316,498
	FPL Group, Inc.	10,301	583,758
	Northeast Utilities	4,350	100,093
	Pepco Holdings, Inc.	5,449	78,357
	Pinnacle West Capital Corp.	2,541	81,210
	PPL Corp.	9,451	319,349
	Progress Energy, Inc.	6,993	275,804
	Southern Co. (The)	19,521	612,959
			4,851,979
	Electrical Equipment 0.4%
	Cooper Industries, Ltd. Class A	4,217	138,950
	Emerson Electric Co.	19,043	692,785
	Rockwell Automation, Inc.	3,566	147,668
			979,403
	Electronic Equipment & Instruments 0.5%
	Agilent Technologies, Inc. (a)	8,821	204,824
	Amphenol Corp. Class A	4,430	147,740
	Corning, Inc.	39,172	665,924
	FLIR Systems, Inc. (a)	3,805	81,769
	Jabil Circuit, Inc.	5,586	51,168
	Molex, Inc.	3,550	63,048
			1,214,473
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	7,750	313,875
	BJ Services Co.	7,357	104,322
	Cameron International Corp. (a)	5,532	172,764
	Diamond Offshore Drilling, Inc.	1,752	157,452
	ENSCO International, Inc.	3,574	135,419
	FMC Technologies, Inc. (a)	3,165	137,678
	Halliburton Co.	22,524	497,555
	Nabors Industries, Ltd. (a)	7,172	122,068
	National Oilwell Varco, Inc. (a)	10,517	377,981
	Rowan Cos., Inc.	3,006	64,118
	Schlumberger, Ltd.	30,146	1,612,811
	Smith International, Inc.	5,516	138,617
			3,834,660
	Food & Staples Retailing 2.9%
	Costco Wholesale Corp.	10,879	538,510
	CVS Caremark Corp.	36,773	1,231,160
	Kroger Co. (The)	16,444	351,573
	Safeway, Inc.	10,804	204,520
	SUPERVALU, Inc.	5,337	79,148
	Sysco Corp.	14,868	353,264
	Wal-Mart Stores, Inc.	56,125	2,799,515
	Walgreen Co.	24,947	774,604
	Whole Foods Market, Inc. (a)	3,731	90,253
			6,422,547
	Food Products 1.7%
	Archer-Daniels-Midland Co.	16,166	486,920
	Campbell Soup Co.	5,185	160,891
	ConAgra Foods, Inc.	11,267	221,171
	Dean Foods Co. (a)	4,453	94,359
	General Mills, Inc.	8,269	487,127
	H.J. Heinz Co.	7,924	304,757
	Hershey Co. (The)	4,180	166,991
	Hormel Foods Corp.	1,785	64,099
	J.M. Smucker Co. (The)	2,985	149,340
	Kellogg Co.	6,349	301,577
	Kraft Foods, Inc. Class A	37,025	1,049,288
	McCormick & Co., Inc.	3,276	105,553
	Sara Lee Corp.	17,816	189,562
	Tyson Foods, Inc. Class A	7,614	87,028
			3,868,663
	Gas Utilities 0.1%
	EQT Corp.	3,298	126,577
	Nicor, Inc.	1,201	43,765
	Questar Corp.	4,371	144,549
			314,891
	Health Care Equipment & Supplies 1.9%
	Baxter International, Inc.	15,216	857,726
	Becton, Dickinson & Co.	6,036	393,245
	Boston Scientific Corp. (a)	37,841	406,412
	C.R. Bard, Inc.	2,500	183,925
	DENTSPLY International, Inc.	3,754	125,196
	Hospira, Inc. (a)	4,022	154,566
	Intuitive Surgical, Inc. (a)	952	216,409
	Medtronic, Inc.	28,181	998,171
	St. Jude Medical, Inc. (a)	8,674	327,097
	Stryker Corp.	6,105	237,362
	Varian Medical Systems, Inc. (a)	3,131	110,430
	Zimmer Holdings, Inc. (a)	5,410	252,106
			4,262,645
	Health Care Providers & Services 2.1%
	Aetna, Inc.	11,419	307,971
	AmerisourceBergen Corp.	7,595	149,773
	Cardinal Health, Inc.	9,063	301,798
	CIGNA Corp.	6,927	196,727
	Coventry Health Care, Inc. (a)	3,939	90,597
	DaVita, Inc. (a)	2,616	130,015
	Express Scripts, Inc. (a)	6,807	476,762
	Humana, Inc. (a)	4,252	139,678
	Laboratory Corp. of America Holdings (a)	2,722	182,891
	McKesson Corp.	6,826	349,150
	Medco Health Solutions, Inc. (a)	12,132	641,298
	Patterson Cos., Inc. (a)	2,422	61,422
	Quest Diagnostics, Inc.	3,776	206,245
	Tenet Healthcare Corp. (a)	11,033	43,580
	UnitedHealth Group, Inc.	29,916	839,443
	WellPoint, Inc. (a)	12,189	641,629
			4,758,979
	Health Care Technology 0.0%‡
	IMS Health, Inc.	4,584	55,008

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	11,013	308,254
	Darden Restaurants, Inc.	3,496	113,236
	International Game Technology	7,427	146,683
	Marriott International, Inc. Class A	7,417	159,768
	McDonald's Corp.	27,747	1,527,750
	Starbucks Corp. (a)	18,536	328,087
	Starwood Hotels & Resorts Worldwide, Inc.	4,613	108,913
	Wyndham Worldwide Corp.	4,720	65,844
	Wynn Resorts, Ltd. (a)	1,613	82,537
	Yum! Brands, Inc.	11,657	413,357
			3,254,429
	Household Durables 0.4%
	Black & Decker Corp.	1,595	59,972
	Centex Corp. (a)	3,287	35,861
	D.R. Horton, Inc.	6,943	80,469
	Fortune Brands, Inc.	3,778	149,495
	Harman International Industries, Inc.	1,557	38,427
	KB Home	2,002	33,413
	Leggett & Platt, Inc.	3,936	68,290
	Lennar Corp. Class A	3,760	44,518
	Newell Rubbermaid, Inc.	7,370	94,852
	Pulte Homes, Inc.	5,386	61,239
	Snap-On, Inc.	1,528	54,443
	Stanley Works (The)	1,986	79,738
	Whirlpool Corp.	1,852	105,731
			906,448
	Household Products 2.6%
	Clorox Co. (The)	3,496	213,291
	Colgate-Palmolive Co.	12,623	914,410
	Kimberly-Clark Corp.	10,427	609,458
¤	Procter & Gamble Co. (The)	73,305	4,069,161
			5,806,320
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	16,954	216,842
	Constellation Energy Group, Inc.	5,019	144,045
	Dynegy, Inc. Class A (a)	13,446	27,026
			387,913
	Industrial Conglomerates 2.2%
	3M Co.	17,464	1,231,561
¤	General Electric Co.	266,328	3,568,795
	Textron, Inc.	6,653	89,417
			4,889,773
	Insurance 2.4%
	Aflac, Inc.	11,747	444,741
	Allstate Corp. (The)	13,507	363,473
	American International Group, Inc.	3,394	44,597
	Aon Corp.	6,962	274,651
	Assurant, Inc.	2,964	75,641
	Chubb Corp. (The)	8,964	413,957
	Cincinnati Financial Corp.	4,092	98,822
	Genworth Financial, Inc. Class A	11,518	79,474
	Hartford Financial Services Group, Inc.	8,013	132,134
	Lincoln National Corp.	7,447	157,802
	Loews Corp.	9,122	273,842
	Marsh & McLennan Cos., Inc.	12,956	264,562
	MBIA, Inc. (a)	4,309	18,055
	MetLife, Inc.	20,668	701,679
	Principal Financial Group, Inc.	7,811	185,121
	Progressive Corp. (The) (a)	17,027	265,281
	Prudential Financial, Inc.	11,641	515,347
	Torchmark Corp.	2,143	83,706
	Travelers Cos., Inc. (The)	14,731	634,464
	Unum Group	8,345	156,636
	XL Capital, Ltd. Class A	8,300	116,864
			5,300,849
	Internet & Catalog Retail 0.4%
	Amazon.com, Inc. (a)	8,105	695,085
	Expedia, Inc. (a)	5,565	115,251
			810,336
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	4,262	70,067
	eBay, Inc. (a)	27,032	574,430
	Google, Inc. Class A (a)	6,034	2,673,364
	VeriSign, Inc. (a)	4,890	99,952
	Yahoo!, Inc. (a)	34,973	500,813
			3,918,626
	IT Services 1.0%
	Affiliated Computer Services, Inc. Class A (a)	2,458	116,534
	Automatic Data Processing, Inc.	12,616	469,946
	Cognizant Technology Solutions Corp. Class A (a)	7,338	217,131
	Computer Sciences Corp. (a)	3,818	183,913
	Convergys Corp. (a)	3,240	34,700
	Fidelity National Information Services, Inc.	4,788	112,135
	Fiserv, Inc. (a)	3,913	185,515
	Mastercard, Inc. Class A	1,824	353,911
	Paychex, Inc.	8,092	214,438
	Total System Services, Inc.	4,960	72,813
	Western Union Co. (The)	17,637	308,295
			2,269,331
	Leisure Equipment & Products 0.1%
	Eastman Kodak Co.	6,766	20,095
	Hasbro, Inc.	3,122	82,733
	Mattel, Inc.	9,033	158,800
			261,628
	Life Sciences Tools & Services 0.4%
	Life Technologies Corp. (a)	4,349	198,010
	Millipore Corp. (a)	1,392	96,883
	PerkinElmer, Inc.	2,977	52,485
	Thermo Fisher Scientific, Inc. (a)	10,590	479,515
	Waters Corp. (a)	2,478	124,519
			951,412
	Machinery 1.5%
	Caterpillar, Inc.	15,203	669,844
	Cummins, Inc.	5,075	218,276
	Danaher Corp.	6,444	394,631
	Deere & Co.	10,643	465,525
	Dover Corp.	4,687	159,405
	Eaton Corp.	4,156	215,779
	Flowserve Corp.	1,425	115,097
	Illinois Tool Works, Inc.	9,694	393,092
	Manitowoc Co., Inc. (The)	3,465	21,414
	PACCAR, Inc.	9,140	316,701
	Pall Corp.	2,976	89,518
	Parker Hannifin Corp.	4,061	179,821
			3,239,103
	Media 2.5%
	CBS Corp. Class B	17,135	140,336
	Comcast Corp. Class A	72,575	1,078,464
	DIRECTV Group, Inc. (The) (a)	13,365	346,154
	Gannett Co., Inc.	6,067	42,469
	Interpublic Group of Cos., Inc. (The) (a)	12,010	62,572
	McGraw-Hill Cos., Inc. (The)	7,926	248,480
	Meredith Corp.	963	25,491
	New York Times Co. (The) Class A	3,098	24,381
	News Corp. Class A	57,962	598,747
	Omnicom Group, Inc.	7,833	266,322
	Scripps Networks Interactive Class A	2,390	77,149
	Time Warner Cable, Inc.	8,890	293,903
	Time Warner, Inc.	30,136	803,426
	Viacom, Inc. Class B (a)	15,462	358,100
	Walt Disney Co. (The)	46,649	1,171,823
	Washington Post Co. Class B	151	68,177
			5,605,994
	Metals & Mining 0.9%
	AK Steel Holding Corp.	2,984	58,695
	Alcoa, Inc.	24,503	288,155
	Allegheny Technologies, Inc.	2,427	65,723
	Freeport-McMoRan Copper & Gold, Inc. Class B	10,364	624,949
	Newmont Mining Corp.	12,344	510,425
	Nucor Corp.	7,912	351,847
	Titanium Metals Corp.	2,263	18,941
	United States Steel Corp.	3,528	140,238
			2,058,973
	Multi-Utilities 1.4%
	Ameren Corp.	5,329	135,516
	CenterPoint Energy, Inc.	8,673	104,510
	CMS Energy Corp.	5,701	73,771
	Consolidated Edison, Inc.	6,896	271,426
	Dominion Resources, Inc.	14,837	501,491
	DTE Energy Corp.	4,109	141,596
	Integrys Energy Group, Inc.	1,926	65,060
	NiSource, Inc.	6,911	89,083
	PG&E Corp.	9,230	372,615
	Public Service Enterprise Group, Inc.	12,754	413,867
	SCANA Corp.	2,962	104,707
	Sempra Energy	6,140	321,920
	TECO Energy, Inc.	5,363	72,347
	Wisconsin Energy Corp.	2,947	126,633
	Xcel Energy, Inc.	11,317	225,661
			3,020,203
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	2,182	50,273
	Family Dollar Stores, Inc.	3,521	110,630
	J.C. Penney Co., Inc.	5,930	178,790
	Kohl's Corp. (a)	7,679	372,815
	Macy's, Inc.	10,599	147,432
	Nordstrom, Inc.	4,017	106,209
	Sears Holdings Corp. (a)	1,402	93,009
	Target Corp.	18,971	827,515
			1,886,673
	Office Electronics 0.1%
	Xerox Corp.	21,815	178,665

	Oil, Gas & Consumable Fuels 10.0%
	Anadarko Petroleum Corp.	12,555	605,151
	Apache Corp.	8,434	708,034
	Cabot Oil & Gas Corp.	2,605	91,514
	Chesapeake Energy Corp.	14,199	304,427
¤	Chevron Corp.	50,474	3,506,429
	ConocoPhillips	37,333	1,631,825
	CONSOL Energy, Inc.	4,566	162,230
	Denbury Resources, Inc. (a)	6,265	103,999
	Devon Energy Corp.	11,134	646,774
	El Paso Corp.	17,672	177,780
	EOG Resources, Inc.	6,290	465,649
¤	ExxonMobil Corp.	122,725	8,638,613
	Hess Corp.	7,149	394,625
	Marathon Oil Corp.	17,782	573,470
	Massey Energy Co.	2,249	59,823
	Murphy Oil Corp.	4,801	279,418
	Noble Energy, Inc.	4,353	266,055
	Occidental Petroleum Corp.	20,410	1,456,049
	Peabody Energy Corp.	6,720	222,499
	Pioneer Natural Resources Co.	2,966	84,679
	Range Resources Corp.	3,915	181,695
	Southwestern Energy Co. (a)	8,652	358,452
	Spectra Energy Corp.	16,254	298,424
	Sunoco, Inc.	2,945	72,712
	Tesoro Corp.	3,489	45,671
	Valero Energy Corp.	13,990	251,820
	Williams Cos., Inc.	14,584	243,407
	XTO Energy, Inc.	14,537	584,824
			22,416,048
	Paper & Forest Products 0.2%
	International Paper Co.	10,775	202,678
	MeadWestvaco Corp.	4,543	88,543
	Weyerhaeuser Co.	5,325	186,588
			477,809
	Personal Products 0.2%
	Avon Products, Inc.	10,743	347,858
	Estee Lauder Cos., Inc. (The) Class A	2,920	106,405
			454,263
	Pharmaceuticals 7.1%
	Abbott Laboratories	38,912	1,750,651
	Allergan, Inc.	7,750	414,082
	Bristol-Myers Squibb Co.	49,890	1,084,608
	Eli Lilly & Co.	25,546	891,300
	Forest Laboratories, Inc. (a)	7,595	196,179
¤	Johnson & Johnson	69,302	4,219,799
	King Pharmaceuticals, Inc. (a)	6,212	56,343
	Merck & Co., Inc.	53,072	1,592,691
	Mylan, Inc. (a)	7,679	101,286
	Pfizer, Inc.	169,934	2,707,048
	Schering-Plough Corp.	40,968	1,086,062
	Watson Pharmaceuticals, Inc. (a)	2,636	91,548
	Wyeth	33,556	1,562,032
			15,753,629
	Professional Services 0.1%
	Dun & Bradstreet Corp.	1,359	97,834
	Equifax, Inc.	3,183	82,917
	Monster Worldwide, Inc. (a)	3,297	42,960
	Robert Half International, Inc.	3,910	96,929
			320,640
	Real Estate Investment Trusts 1.0%
	Apartment Investment & Management Co.	2,945	27,624
	AvalonBay Communities, Inc.	1,943	113,083
	Boston Properties, Inc.	3,427	181,288
	Equity Residential	6,855	164,520
	HCP, Inc.	6,847	176,379
	Health Care, Inc.	2,746	110,005
	Host Hotels & Resorts, Inc.	14,925	135,519
	Kimco Realty Corp.	7,865	77,392
	Plum Creek Timber Co., Inc.	4,203	131,470
	ProLogis	10,583	93,024
	Public Storage	3,159	229,249
	Simon Property Group, Inc.	7,041	392,324
	Ventas, Inc.	3,938	139,011
	Vornado Realty Trust	3,933	200,662
			2,171,550
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. (a)	5,954	64,899
	Forestar Real Estate Group, Inc. (a)	1	13
			64,912
	Road & Rail 1.0%
	Burlington Northern Santa Fe Corp.	7,003	550,366
	CSX Corp.	9,941	398,833
	Norfolk Southern Corp.	9,332	403,609
	Ryder System, Inc.	1,501	52,730
	Union Pacific Corp.	12,763	734,128
			2,139,666
	Semiconductors & Semiconductor Equipment 2.6%
	Advanced Micro Devices, Inc. (a)	14,120	51,679
	Altera Corp.	7,494	140,063
	Analog Devices, Inc.	7,339	200,869
	Applied Materials, Inc.	33,812	466,606
	Broadcom Corp. Class A (a)	10,748	303,416
	Intel Corp.	140,172	2,698,311
	KLA-Tencor Corp.	4,256	135,681
	Linear Technology Corp.	5,588	150,150
	LSI Corp. (a)	17,118	88,671
	MEMC Electronic Materials, Inc. (a)	5,657	99,676
	Microchip Technology, Inc.	4,584	123,447
	Micron Technology, Inc. (a)	20,783	132,803
	National Semiconductor Corp.	4,916	74,035
	Novellus Systems, Inc. (a)	2,637	51,606
	NVIDIA Corp. (a)	13,535	175,008
	Teradyne, Inc. (a)	4,491	35,389
	Texas Instruments, Inc.	32,196	774,314
	Xilinx, Inc.	6,903	149,726
			5,851,450
	Software 4.0%
	Adobe Systems, Inc. (a)	13,172	427,036
	Autodesk, Inc. (a)	5,703	124,382
	BMC Software, Inc. (a)	4,725	160,792
	CA, Inc.	9,927	209,857
	Citrix Systems, Inc. (a)	4,578	162,977
	Compuware Corp. (a)	6,212	45,534
	Electronic Arts, Inc. (a)	8,087	173,628
	Intuit, Inc. (a)	8,066	239,560
	McAfee, Inc. (a)	3,847	171,499
¤	Microsoft Corp.	192,521	4,528,094
	Novell, Inc. (a)	9,183	42,058
	Oracle Corp.	95,253	2,107,949
	Red Hat, Inc. (a)	4,774	108,990
	Salesforce.com, Inc. (a)	2,644	114,591
	Symantec Corp. (a)	20,717	309,305
			8,926,252
	Specialty Retail 1.9%
	Abercrombie & Fitch Co. Class A	2,193	62,698
	AutoNation, Inc. (a)	2,866	59,269
	AutoZone, Inc. (a)	908	139,442
	Bed Bath & Beyond, Inc. (a)	6,545	227,439
	Best Buy Co., Inc.	8,513	318,131
	GameStop Corp. Class A (a)	4,127	90,340
	Gap, Inc. (The)	11,751	191,776
	Home Depot, Inc. (The)	42,729	1,108,390
	Limited Brands, Inc.	6,819	88,238
	Lowe's Cos., Inc.	36,938	829,627
	O'Reilly Automotive, Inc. (a)	3,406	138,488
	Office Depot, Inc. (a)	7,314	33,279
	RadioShack Corp.	3,152	48,888
	Sherwin-Williams Co. (The)	2,475	142,931
	Staples, Inc.	17,979	377,919
	Tiffany & Co.	3,103	92,562
	TJX Cos., Inc.	10,493	380,161
			4,329,578
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	7,987	236,335
	NIKE, Inc. Class B	9,772	553,486
	Polo Ralph Lauren Corp.	1,418	89,405
	VF Corp.	2,219	143,547
			1,022,773
	Thrifts & Mortgage Finance 0.1%
	Guaranty Financial Group, Inc. (a)	1	1
	Hudson City Bancorp, Inc.	13,136	184,691
	People's United Financial, Inc.	8,765	142,431
			327,123
	Tobacco 1.7%
	Altria Group, Inc.	51,926	910,263
	Lorillard, Inc.	4,236	312,278
	Philip Morris International, Inc.	49,334	2,298,964
	Reynolds American, Inc.	4,260	185,353
			3,706,858
	Trading Companies & Distributors 0.1%
	Fastenal Co.	3,257	115,852
	W.W. Grainger, Inc.	1,565	140,709
			256,561
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	9,997	340,798
	MetroPCS Communications, Inc. (a)	6,372	75,508
	Sprint Nextel Corp. (a)	71,996	287,984
			704,290
	Total Common Stocks (Cost $150,311,109)		218,016,896

	Principal Amount	Value
Short-Term Investments 2.4%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $57,583 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $60,000 and a Market Value of $59,982)	$57,583	57,583

Total Repurchase Agreement (Cost $57,583)		57,583

U.S. Government 2.4%
United States Treasury Bills
0.165%, due 10/8/09 (b)	3,300,000	3,298,971
0.173%, due 10/22/09 (b)(c)	1,900,000	1,899,253

Total U.S. Government (Cost $5,198,191)		5,198,224

Total Short-Term Investments (Cost $5,255,774)		5,255,807

Total Investments (Cost $155,566,883) (e)	100.1%	223,272,703
Liabilities in Excess of
Cash and Other Assets	(0.1)	(130,059)
Net Assets	100.0%	$223,142,644

	Contracts Long	Unrealized Appreciation (d)
Futures Contracts 0.1%
Standard & Poor's 500 Index Mini September 2009	107	$258,827

Total Futures Contracts (Settlement Value $5,266,540)		$258,827

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Interest rate presented is yield to maturity.
(c)	Represents a security which is segregated as collateral for futures contracts.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2009.
(e)	At July 31, 2009, cost is $161,470,062 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$93,218,774
Gross unrealized depreciation	(31,416,133)
Net unrealized appreciation	$61,802,641

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$5,770,770	$—	$—	$5,770,770
Air Freight & Logistics	2,293,523	—	—	2,293,523
Airlines	146,340	—	—	146,340
Auto Components	496,693	—	—	496,693
Automobiles	780,129	—	—	780,129
Beverages	5,491,386	—	—	5,491,386
Biotechnology	4,167,311	—	—	4,167,311
Building Products	126,345	—	—	126,345
Capital Markets	6,551,405	—	—	6,551,405
Chemicals	4,251,276	—	—	4,251,276
Commercial Banks	5,741,393	—	—	5,741,393
Commercial Services & Supplies	1,139,313	—	—	1,139,313
Communications Equipment	6,096,418	—	—	6,096,418
Computers & Peripherals	12,342,181	—	—	12,342,181
Construction & Engineering	482,763	—	—	482,763
Construction Materials	145,526	—	—	145,526
Consumer Finance	1,456,933	—	—	1,456,933
Containers & Packaging	485,110	—	—	485,110
Distributors	142,318	—	—	142,318
Diversified Consumer Services	404,886	—	—	404,886
Diversified Financial Services	8,555,690	—	—	8,555,690
Diversified Telecommunication Services	6,715,861	—	—	6,715,861
Electric Utilities	4,851,979	—	—	4,851,979
Electrical Equipment	979,403	—	—	979,403
Electronic Equipment & Instruments	1,214,473	—	—	1,214,473
Energy Equipment & Services	3,834,660	—	—	3,834,660
Food & Staples Retailing	6,422,547	—	—	6,422,547
Food Products	3,868,663	—	—	3,868,663
Gas Utilities	314,891	—	—	314,891
Health Care Equipment & Supplies	4,262,645	—	—	4,262,645
Health Care Providers & Services	4,758,979	—	—	4,758,979
Health Care Technology	55,008	—	—	55,008
Hotels, Restaurants & Leisure	3,254,429	—	—	3,254,429
Household Durables	906,448	—	—	906,448
Household Products	5,806,320	—	—	5,806,320
Independent Power Producers & Energy Traders	387,913	—	—	387,913
Industrial Conglomerates	4,889,773	—	—	4,889,773
Insurance	5,300,849	—	—	5,300,849
Internet & Catalog Retail	810,336	—	—	810,336
Internet Software & Services	3,918,626	—	—	3,918,626
IT Services	2,269,331	—	—	2,269,331
Leisure Equipment & Products	261,628	—	—	261,628
Life Sciences Tools & Services	951,412	—	—	951,412
Machinery	3,239,103	—	—	3,239,103
Media	5,605,994	—	—	5,605,994
Metals & Mining	2,058,973	—	—	2,058,973
Multi-Utilities	3,020,203	—	—	3,020,203
Multiline Retail	1,886,673	—	—	1,886,673
Office Electronics	178,665	—	—	178,665
Oil, Gas & Consumable Fuels	22,416,048	—	—	22,416,048
Paper & Forest Products	477,809	—	—	477,809
Personal Products	454,263	—	—	454,263
Pharmaceuticals	15,753,629	—	—	15,753,629
Professional Services	320,640	—	—	320,640
Real Estate Investment Trusts	2,171,550	—	—	2,171,550
Real Estate Management & Development	64,912	—	—	64,912
Road & Rail	2,139,666	—	—	2,139,666
Semiconductors & Semiconductor Equipment	5,851,450	—	—	5,851,450
Software	8,926,252	—	—	8,926,252
Specialty Retail	4,329,578	—	—	4,329,578
Textiles, Apparel & Luxury Goods	1,022,773	—	—	1,022,773
Thrifts & Mortgage Finance	327,123	—	—	327,123
Tobacco	3,706,858	—	—	3,706,858
Trading Companies & Distributors	256,561	—	—	256,561
Wireless Telecommunication Services	704,290	—	—	704,290
Total Common Stocks	218,016,896	—	—	218,016,896
Short-Term Investments
Repurchase Agreement	—	57,583	—	57,583
U.S. Government	—	5,198,224	—	5,198,224
Total Short-Term Investments	—	5,255,807	—	5,255,807
Futures Contracts (a)	258,827	—	—	258,827
Total	$218,275,723	$5,255,807	$—	$223,531,530

(a)	The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Global High Income Fund
Portfolio of Investments ††† July 31, 2009 unaudited

			Principal Amount	Value
	Long-Term Bonds 97.2%†
	Corporate Bonds 41.3%
	Bahamas 0.2%
	Ultrapetrol, Ltd. 9.00%, due 11/24/14		$450,000	$380,250

	Bermuda 1.7%
	AES China Generating Co., Ltd. 8.25%, due 6/26/10		501,000	445,718
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11 (a)		500,000	73,750
	8.00%, due 12/23/11		985,000	145,288
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (a)		1,475,000	1,434,437
	Qtel International Finance 7.875%, due 6/10/19 (a)		800,000	871,025
				2,970,218

	Brazil 2.8%
	Centrais Eletricas Brasileiras S.A. 6.875%, due 7/30/19 (a)		4,100,000	4,146,125
	Companhia de Saneamento Basico do Estado de Sao Paulo 7.50%, due 11/3/16 (a)		630,000	655,200
				4,801,325

	Cayman Islands 0.0%‡
	Independencia International, Ltd. 9.875%, due 1/31/17		400,000	44,000

	Chile 0.3%
	Celulosa Arauco y Constitucion S.A. 7.25%, due 7/29/19 (a)		400,000	414,320

	Colombia 1.1%
	AES Chivor S.A. E.S.P. 9.75%, due 12/30/14 (a)		500,000	545,000
	Ecopetrol S.A. 7.625%, due 7/23/19 (a)		800,000	836,000
	Empresas Publicas de Medellin ESP 7.625%, due 7/29/19 (a)		400,000	414,800
				1,795,800

	Germany 0.7%
	Aries Vermoegensverwaltungs GmbH Series Reg S 9.60%, due 10/25/14		1,000,000	1,240,500

	Ireland 0.3%
	TransCapitalInvest, Ltd. for OJSC AK Transneft 8.70%, due 8/7/18 (a)		500,000	500,000

	Jamaica 1.5%
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (a)		2,500,000	2,600,000

	Luxembourg 5.6%
	ArcelorMittal 9.85%, due 6/1/19		750,000	867,930
	Gaz Capital S.A. 8.125%, due 7/31/14 (a)		2,500,000	2,525,000
	Gazprom International S.A. 7.201%, due 2/1/20 (a)		1,836,331	1,813,377
	RSHB Capital S.A. for OJSC Russian Agricultural Bank
	6.97%, due 9/21/16		300,000	280,500
	9.00%, due 6/11/14 (a)		800,000	852,560
	Tengizchevroil Finance Co. S.A.R.L. 6.124%, due 11/15/14 (a)		251,491	235,144
	TNK-BP Finance S.A.
	7.50%, due 7/18/16 (a)		980,000	904,050
	7.875%, due 3/13/18 (a)		1,000,000	910,000
	UBS Luxembourg S.A. for OJSC Vimpel Communications
	Series Reg S 8.25%, due 5/23/16 (a)		900,000	808,875
	8.25%, due 5/23/16		500,000	449,375
				9,646,811

	Malaysia 1.2%
	Petronas Capital, Ltd. 7.875%, due 5/22/22		1,705,000	2,087,696

	Mexico 2.6%
	Corporativo Javer S.A. Cv 13.00%, due 8/4/14 (a)		2,500,000	2,465,625
	Grupo Televisa S.A. 6.00%, due 5/15/18		750,000	724,591
	Petroleos Mexicanos Series Reg S 8.00%, due 5/3/19		1,150,000	1,296,625
				4,486,841

	Netherlands 0.9%
	Intergas Finance B.V. 6.375%, due 5/14/17 (a)		500,000	387,500
	Majapahit Holding B.V. 7.25%, due 6/28/17 (a)		400,000	378,000
	Paiton Energy Funding B.V. 9.34%, due 2/15/14		734,895	709,174
				1,474,674

	Panama 0.1%
	AES El Salvador Trust 6.75%, due 2/1/16 (a)		300,000	231,101

	Philippines 0.2%
	National Power Corp. 6.875%, due 11/2/16 (a)		300,000	300,000

	Russia 0.8%
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12		1,500,000	1,375,350

	South Korea 6.1%
	Industrial Bank of Korea 7.125%, due 4/23/14 (a)		1,700,000	1,812,554
	Kookmin Bank
	7.25%, due 5/14/14 (a)		2,500,000	2,682,440
	7.25%, due 5/14/14		1,300,000	1,370,892
	Korea Hydro & Nuclear Power 6.25%, due 6/17/14 (a)		3,600,000	3,751,160
	Woori Bank 7.00%, due 2/2/15 (a)		800,000	836,000
				10,453,046

	United Arab Emirates 2.8%
	Abu Dhabi National Energy Co.
	6.50%, due 7/2/14 (a)		3,250,000	3,354,279
	7.25%, due 8/1/18 (a)		1,425,000	1,456,929
				4,811,208

	United States 11.2%
	Altria Group, Inc. 9.70%, due 11/10/18		1,680,000	2,042,900
	Anadarko Petroleum Corp. 5.95%, due 9/15/16		1,300,000	1,350,661
	Citigroup, Inc. 8.125%, due 7/15/39		800,000	805,833
	Daimler Finance North America LLC 7.30%, due 1/15/12		1,300,000	1,392,336
	Dow Chemical Co. (The) 8.55%, due 5/15/19		2,040,000	2,238,074
	Harley-Davidson Funding Corp.
	5.25%, due 12/15/12 (a)		700,000	677,803
	6.80%, due 6/15/18 (a)		1,600,000	1,508,427
	Morgan Stanley 6.00%, due 4/28/15		420,000	434,806
¤	Pemex Project Funding Master Trust 5.75%, due 3/1/18		5,600,000	5,516,000
	Rohm & Haas Co. 7.85%, due 7/15/29		2,400,000	2,214,581
	Xerox Corp. 8.25%, due 5/15/14		1,000,000	1,089,570
				19,270,991

	Venezuela 0.6%
	Petroleos de Venezuela S.A. 5.25%, due 4/12/17		1,940,000	939,154

	Virgin Islands 0.6%
	Galaxy Entertainment Finance Co., Ltd. Series Reg S 9.875%, due 12/15/12		1,000,000	950,000

	Total Corporate Bonds (Cost $69,476,136)			70,773,285

	Government & Federal Agencies 55.9%
	Argentina 3.2%
¤	Republic of Argentina
	2.50%, due 12/31/38		21,360,000	5,585,640
	8.28%, due 12/31/33		2	1
				5,585,641

	Brazil 4.5%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/14	B$	6,210,000	3,117,032
Federal Republic of Brazil 8.25%, due 1/20/34	$3,801,000	4,627,718
				7,744,750

	Colombia 1.8%
	Republic of Colombia 8.125%, due 5/21/24		2,830,000	3,142,715

	Dominican Republic 0.6%
	Dominican Republic
	9.04%, due 1/23/18 (a)		655,786	583,649
	Series Reg S 9.04%, due 1/23/18		546,488	486,375
				1,070,024

	El Salvador 1.3%
	Republic of El Salvador
	7.65%, due 6/15/35		800,000	704,000
	8.25%, due 4/10/32 (a)		1,550,000	1,457,000
				2,161,000

	Indonesia 10.1%
¤	Republic of Indonesia
	6.625%, due 2/17/37 (a)		2,000,000	1,800,000
	10.375%, due 5/4/14 (a)		6,350,000	7,556,500
	11.625%, due 3/4/19 (a)		5,900,000	7,935,500
				17,292,000

	Jamaica 0.3%
	Jamaica Government 8.00%, due 6/24/19		650,000	552,500

	Lebanon 1.0%
	Republic of Lebanon Series Reg S 8.25%, due 4/12/21		1,650,000	1,720,125

	Mexico 1.7%
	United Mexican States 7.25%, due 12/15/16	M$	39,250,000	2,896,281

	Panama 3.4%
¤	Republic of Panama
6.70%, due 1/26/36	$558,000	562,185
	8.875%, due 9/30/27		920,000	1,127,000
	9.375%, due 4/1/29		3,252,000	4,097,520
				5,786,705

	Peru 4.0%
¤	Republic of Peru
	7.35%, due 7/21/25		3,600,000	3,893,400
	8.75%, due 11/21/33		2,500,000	3,056,250
				6,949,650

	Philippines 3.4%
¤	Republic of Philippines 9.50%, due 2/2/30		4,660,000	5,813,350

	Poland 4.6%
¤	Poland Government Bond
	5.25%, due 4/25/13	z†	3,630,000	1,244,829
6.375%, due 7/15/19	$6,400,000	6,629,120
7,873,949

	Russia 2.9%
¤	Russian Federation 7.50%, due 3/31/30		4,847,760	4,901,085

	South Africa 0.4%
	Republic of South Africa 6.875%, due 5/27/19		600,000	655,500

	Turkey 4.8%
¤	Republic of Turkey
	(zero coupon), due 1/13/10	YTL	1,614,000	1,056,169
7.375%, due 2/5/25	$6,225,000	6,419,531

	7.50%, due 7/14/17	800,000	847,000
			8,322,700

	Ukraine 1.3%
	Ukraine Government
	6.75%, due 11/14/17 (a)	1,200,000	840,000
	6.875%, due 3/4/11 (a)	350,000	313,250
	7.65%, due 6/11/13 (a)	1,300,000	1,072,500
			2,225,750

	Uruguay 2.6%
	Republic of Uruguay 9.25%, due 5/17/17	3,835,000	4,419,838

	Venezuela 4.0%
¤	Republic of Venezuela
	6.00%, due 12/9/20	4,300,000	2,242,450
	Series Reg S 9.25%, due 5/7/28	7,270,000	4,652,800
			6,895,250

	Total Government & Federal Agencies (Cost $91,216,247)		96,008,813

	Total Long-Term Bonds (Cost $160,692,383)		166,782,098

	Short-Term Investment 0.6%
	Repurchase Agreement 0.6%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $1,058,076 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $1,080,000 and a Market Value of $1,079,676)	1,058,075	1,058,075

	Total Short-Term Investment (Cost $1,058,075)		1,058,075

	Total Investments (Cost $161,750,458) (d)	97.8%	167,840,173
	Cash and Other Assets,
	Less Liabilities	2.2	3,831,727
	Net Assets	100.0%	$171,671,900

	Contracts Long	Unrealized Appreciation (b)
Futures Contracts 0.0%‡
United States Treasury Bonds September 2009 (30 Year) (c)	15	$50,033

Total Futures Contracts (Settlement Value $1,785,000)		$50,033

¤	Among the Fund's 10 largest issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2009.
(c)	At July 31, 2009, cash in the amount of $80,000 is segregated as collateral for futures contracts with the broker.
(d)	At July 31, 2009, cost is $162,518,613 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$11,918,796
Gross unrealized depreciation	(6,597,236)
Net unrealized appreciation	$5,321,560

The following abbreviations are used in the above portfolio:
B$	Brazilian Real
M$	Mexican Peso
YTL	Turkish Lira
z†	Polish Zloty

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Corporate Bonds	$—	$70,773,285	$—	$70,773,285
Government & Federal Agencies	—	96,008,813	—	96,008,813
Total Long-Term Bonds	—	166,782,098	—	166,782,098
Short-Term Investment
Repurchase Agreement	—	1,058,075	—	1,058,075
Total Short-Term Investment	—	1,058,075	—	1,058,075
Total Investments	—	167,840,173	—	167,840,173
Futures Contracts (a)	50,033	—	—	50,033
Foreign Currency Forward Contracts (a)	—	672,564	—	672,564
Total	$50,033	$168,512,737	$—	$168,562,770

(a)	The value listed for these securities is the unrealized as shown on the Portfolio of Investments or foreign currency contracts table.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Currency Forward Contracts (a)	$—	$(43,575)	$—	$(43,575)
Total	$—	$(43,575)	$—	$(43,575)

(a)	The value listed for these securities is the unrealized as shown on the foreign currency contracts table.

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2009, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 8/13/09	HSBC BankUSA	AUD	2,000,000	USD	1,564,000	USD	107,743
Brazilian Real vs. U.S. Dollar, expiring 8/6/09	HSBC BankUSA	BRL	5,000,000		2,555,192		123,625
Colombian Peso vs. U.S. Dollar, expiring 8/10/09	HSBC BankUSA	COP	3,000,000,000		1,421,801		49,115
Indonesian Rupiah vs. U.S. Dollar, expiring 8/18/09	HSBC BankUSA	IDR	15,000,000,000		1,460,565		46,484
Japanese Yen vs. U.S. Dollar, expiring 8/24/09	JPMorgan Chase Bank	JPY	150,000,000		1,587,974		(2,480)
Norwegian Krone vs. U.S. Dollar, expiring 8/17/09	HSBC BankUSA	NOK	17,400,000		2,664,543		173,254
South African Rand vs. U.S. Dollar, expiring 8/20/09	HSBC BankUSA	ZAR	13,000,000		1,595,190		74,725
South Korean Won vs. U.S. Dollar, expiring 8/20/09	JPMorgan Chase Bank	KRW	1,800,000,000		1,424,051		41,324
South Korean Won vs. U.S. Dollar, expiring 8/6/09	HSBC BankUSA	KRW	2,000,000,000		1,572,080		56,294
			Contract Amount Sold		Contract Amount Purchased
Foreign Currency Sale Contracts:
Mexican Peso vs. U.S. Dollar, expiring 8/10/09	HSBC BankUSA	MXN	20,000,000		1,471,833		(41,095)
Net unrealized appreciation on foreign currency forward contracts						USD	628,989

As of July 31, 2009, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	1,108	USD	897	USD	927
Brazilian Real	BRL	1		1		1
Turkish Lira	YTL	6,000		3,798		4,079
Total			USD	4,696	USD	5,007

MainStay Government Fund
Portfolio of Investments ††† July 31, 2009 unaudited

		Principal Amount	Value
	Long-Term Bonds 98.9%†
	Asset-Backed Securities 2.6%
	Credit Cards 0.4%
	Chase Issuance Trust Series 2006-C4, Class C4 0.578%, due 1/15/14 (a)	$1,000,000	$872,526
	Citibank Credit Card Issuance Trust Series 2006-C4, Class C4 0.521%, due 1/9/12 (a)	615,000	604,634
			1,477,160

	Diversified Financial Services 0.9%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	2,795,162	3,032,657

	Home Equity 0.6%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	950,000	899,458
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	1,190,000	1,124,151
			2,023,609
	Utilities 0.7%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	2,275,000	2,365,135

	Total Asset-Backed Securities
	(Cost $8,821,071)		8,898,561

	Corporate Bonds 9.6%
	Banks 7.3%
	American Express Bank FSB 3.15%, due 12/9/11 (c)	5,400,000	5,582,736
	Bank of America N.A. 1.70%, due 12/23/10 (c)	3,210,000	3,244,893
	HSBC USA, Inc. 3.125%, due 12/16/11 (c)	6,000,000	6,209,838
	JPMorgan Chase & Co. 2.125%, due 6/22/12 (c)	5,545,000	5,584,331
	PNC Funding Corp. 2.30%, due 6/22/12 (c)	1,465,000	1,481,724
	Sovereign Bank 2.75%, due 1/17/12 (c)	2,640,000	2,674,257
			24,777,779

	Diversified Financial Services 2.3%
¤	General Electric Capital Corp. 2.20%, due 6/8/12 (c)	7,825,000	7,891,911
	Total Corporate Bonds (Cost $32,068,847)		32,669,690

	Mortgage-Backed Securities 1.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	1,771,279	1,773,343
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 6.056%, due 8/25/36	978,670	751,331
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	620,000	415,436
	GS Mortgage Securities Corp. II Series 2001-ROCK, Class A1 6.22%, due 5/3/18 (d)	552,241	563,049
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.99%, due 2/25/42 (a)(d)(e)(f)	1,580,902	1,478,144

	Total Mortgage-Backed Securities (Cost $5,513,849)		4,981,303

	Municipal Bond 0.5%
	Texas 0.5%
	Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23 (a)	1,720,000	1,719,983

	Total Municipal Bond (Cost $1,723,506)		1,719,983

	U.S. Government & Federal Agencies 84.7%
	Fannie Mae (Collateralized Mortgage Obligation) 0.4%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	1,386,756	1,434,567

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 1.2%
	Series 2003-T1, Class B 4.491%, due 11/25/12	3,865,000	4,008,900

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	2,064,186	352,136
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	368,251	63,761
			415,897

	Federal Home Loan Bank 4.9%
	5.00%, due 11/17/17	2,825,000	3,047,932
	5.125%, due 8/14/13	5,140,000	5,673,172
¤	5.50%, due 7/15/36	7,425,000	7,904,945
			16,626,049

	Federal Home Loan Mortgage Corporation 0.5%
	4.75%, due 11/17/15	1,615,000	1,743,572

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.7%
	3.00%, due 8/1/10	2,467,677	2,479,963
	4.30%, due 3/1/35 (a)	117,404	121,687
	5.00%, due 1/1/20	1,055,308	1,106,875
	5.00%, due 6/1/33	4,130,546	4,239,003
	5.00%, due 8/1/33	3,158,277	3,246,514
	5.00%, due 5/1/36	3,561,306	3,649,118
	5.039%, due 6/1/35 (a)	1,824,438	1,898,127
	5.50%, due 1/1/21	2,198,142	2,307,633
	5.50%, due 11/1/35	1,751,854	1,820,585
	5.50%, due 11/1/36	650,992	675,313
	5.658%, due 2/1/37 (a)	365,934	380,539
	6.50%, due 4/1/37	588,357	628,296
			22,553,653

	Federal National Mortgage Association 6.5%
	2.50%, due 5/15/14	4,650,000	4,590,536
	2.75%, due 3/13/14	5,025,000	5,033,351
	4.625%, due 5/1/13	2,990,000	3,119,865
	5.375%, due 6/12/17	4,675,000	5,241,353
	6.625%, due 11/15/30	3,100,000	3,885,899
			21,871,004

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 35.7%
	3.619%, due 4/1/34 (a)	1,137,746	1,168,918
¤	4.50%, due 7/1/18	10,627,653	11,097,141
	4.50%, due 11/1/18	6,795,765	7,095,976
¤	4.50%, due 6/1/23	7,605,825	7,818,987
	4.667%, due 11/1/34 (a)	466,263	481,646
	5.00%, due 9/1/17	3,654,837	3,843,705
	5.00%, due 9/1/20	603,295	631,831
	5.00%, due 8/1/34 TBA (h)	2,170,000	2,212,044
	5.00%, due 6/1/35	3,688,959	3,789,140
	5.00%, due 1/1/36	930,095	954,627
	5.00%, due 2/1/36	4,479,334	4,597,481
	5.00%, due 5/1/36	4,798,436	4,924,999
	5.00%, due 6/1/36	1,970,413	2,019,614
	5.00%, due 9/1/36	1,183,019	1,214,222
	5.50%, due 1/1/17	278,494	294,628
	5.50%, due 2/1/17	5,855,298	6,194,528
	5.50%, due 6/1/19	2,134,505	2,251,498
	5.50%, due 11/1/19	2,284,047	2,409,237
	5.50%, due 4/1/21	4,616,637	4,858,136
¤	5.50%, due 6/1/33	11,996,699	12,486,121
	5.50%, due 11/1/33	3,552,107	3,697,021
	5.50%, due 12/1/33	7,352,549	7,652,506
	5.50%, due 6/1/34	1,522,858	1,584,034
	5.50%, due 12/1/34	914,893	951,645
	5.50%, due 3/1/35	3,182,870	3,310,730
	5.50%, due 4/1/36	1,547,982	1,609,199
	5.50%, due 7/1/37	840,966	872,383
	6.00%, due 12/1/16	506,758	541,185
	6.00%, due 11/1/32	1,772,870	1,876,776
	6.00%, due 1/1/33	1,378,662	1,458,171
	6.00%, due 3/1/33	1,486,189	1,570,274
	6.00%, due 9/1/34	414,369	437,101
	6.00%, due 9/1/35	3,810,799	4,014,121
	6.00%, due 10/1/35	988,335	1,040,083
	6.00%, due 6/1/36	3,359,036	3,529,663
	6.00%, due 11/1/36	3,347,641	3,517,689
	6.00%, due 4/1/37	1,189,036	1,246,462
	6.50%, due 10/1/31	836,644	902,858
	6.50%, due 2/1/37	797,830	854,366
			121,010,746

	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.9%
	5.00%, due 8/1/36 TBA (h)	5,270,000	5,409,982
¤	5.50%, due 8/1/35 TBA (h)	8,850,000	9,173,574
	6.00%, due 8/15/32	1,415,572	1,490,036
	6.00%, due 12/15/32	752,186	797,841
¤	6.00%, due 8/1/35 TBA (h)	8,535,000	8,935,078
	6.50%, due 8/15/28	488,149	528,637
	6.50%, due 4/15/31	1,236,666	1,339,339
	6.50%, due 8/1/33 TBA (h)	5,520,000	5,871,900
			33,546,387

	Hvide Van Ommeren Tankers LLC 1.7%
	Series I 7.54%, due 12/14/23 (i)	2,295,000	2,811,077
	Series II 7.54%, due 12/14/23 (i)	2,299,000	2,815,976
			5,627,053

¤	Overseas Private Investment Corporation 2.5%
	5.142%, due 12/15/23 (i)	7,786,204	8,445,073

	Tennessee Valley Authority 4.0%
	4.65%, due 6/15/35 (i)	5,605,000	5,160,781
	4.75%, due 8/1/13 (i)	4,700,000	5,054,841
	6.25%, due 12/15/17 (i)	2,980,000	3,445,240
			13,660,862

	United States Treasury Bonds 3.2%
	3.50%, due 2/15/39	1,370,000	1,183,981
	6.25%, due 8/15/23	515,000	629,588
	6.25%, due 5/15/30	455,000	576,428
¤	8.75%, due 8/15/20	5,860,000	8,404,523
			10,794,520

	United States Treasury Notes 6.8%
	2.00%, due 7/15/14 T.I.P.S. (j)	4,537,720	4,627,058
	3.125%, due 5/15/19	4,495,000	4,355,925
¤	4.75%, due 8/15/17	12,930,000	14,232,090
			23,215,073

	United States Treasury Strip Principal 0.6%
	(zero coupon), due 8/15/28	4,665,000	1,986,884

	Total U.S. Government & Federal Agencies (Cost $278,534,122)		286,940,240

	Total Long-Term Bonds (Cost $326,661,395)		335,209,777

	Short-Term Investment 7.0%
	Repurchase Agreement 7.0%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $23,538,420 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $24,020,000 and a Market Value of $24,012,794)	23,538,380	23,538,380

	Total Short-Term Investment (Cost $23,538,380)		23,538,380

	Total Investments (Cost $350,199,775) (m)	105.9%	358,748,157
	Liabilities in Excess of
	Cash and Other Assets	(5.9)	(19,858,779)
	Net Assets	100.0%	$338,889,378

		Contracts Long	Unrealized Appreciation/ Depreciation (k)
	Futures Contracts 0.1%
	United States Treasury Note September 2009 (10 Year) (l)	162	$212,139

	Total Futures Contracts Long (Settlement Value $18,999,563)		212,139

		Contracts Short

	United States Treasury Note September 2009 (2 Year) (l)	(321)	(16,010)

	Total Futures Contracts Short (Settlement Value $69,521,578)		(16,010)

	Total Futures Contracts (Settlement Value $50,522,015)		$196,129

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2009 is $2,023,609, which represents 0.6% of the Fund's net assets.
(c)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security. The total market value of this security at July 31, 2009 is $1,478,144, which represents 0.4% of the Fund's net assets.
(f)	Illiquid security. The total market value of this security at July 31, 2009 is $1,478,144, which represents 0.4% of the Fund's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2009 is $31,602,578, which represents 9.3% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2009.
(l)	At July 31, 2009, cash in the amount of $86,160 is segregated as collateral for futures contracts with the broker.
(m)	At July 31, 2009, cost is $350,203,197 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$11,028,836
Gross unrealized depreciation	(2,483,876)
Net unrealized appreciation	$8,544,960

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	—	8,898,561	—	8,898,561
Corporate Bonds	—	32,669,690	—	32,669,690
Mortgage-Backed Securities	—	3,503,159	1,478,144	4,981,303
Municipal Bond	—	1,719,983	—	1,719,983
U.S. Government & Federal Agencies	—	286,940,240	—	286,940,240
Total Long-Term Bonds	—	333,731,633	1,478,144	335,209,777
Short-Term Investment
Repurchase Agreement	—	23,538,380	—	23,538,380
Total Short-Term Investment	—	23,538,380	—	23,538,380
Futures Contracts Long (a)	212,139	—	—	212,139
Total	$212,139	$357,270,013	$1,478,144	$358,960,296

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts Short (a)	$(16,010)	$—	$—	$(16,010)
Total	$(16,010)	$—	$—	$(16,010)

      (a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	$1,574,654	$485	$1,093	$(30,138)	$0	$(67,950)	$0	$0	$1,478,144	$(30,138)
Total	$1,574,654	$485	$1,093	$(30,138)	$0	$(67,950)	$0	$0	$1,478,144	$(30,138)

MainStay High Yield Corporate Bond Fund
Portfolio of Investments July 31, 2009 unaudited

		Principal Amount	Value
	Long-Term Bonds 89.4%†
	Asset-Backed Security 0.0%‡
	Electric 0.0%‡
	Reliant Energy Mid-Atlantic Power Holdings LLC 9.237%, due 7/2/17	$520,555	$510,144

	Total Asset-Backed Security (Cost $477,634)		510,144

	Convertible Bonds 0.2%
	Diversified Financial Services 0.0%‡
	AmeriCredit Corp. 2.125%, due 9/15/13	2,320,000	1,731,300

	Insurance 0.0%‡
	Conseco, Inc. 3.50%, due 9/30/35 (zero coupon), beginning 9/30/10 (a)	525,000	379,313

	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	61,533,853	6,153

	Real Estate Investment Trusts 0.1%
	Host Hotels & Resorts, L.P. 3.25%, due 4/15/24 (a)	3,870,000	3,802,275

	Retail 0.1%
	Penske Auto Group, Inc. 3.50%, due 4/1/26	5,385,000	5,694,637

	Total Convertible Bonds (Cost $7,794,470)		11,613,678

	Corporate Bonds 71.8%
	Advertising 1.2%
	Interpublic Group of Cos., Inc. 6.25%, due 11/15/14	20,420,000	18,582,200
	Jostens Intermediate Holding Corp. 7.625%, due 10/1/12	11,577,000	11,634,885
	Lamar Media Corp.
	6.625%, due 8/15/15	17,363,000	15,279,440
	Series C 6.625%, due 8/15/15	2,765,000	2,377,900
	7.25%, due 1/1/13	4,715,000	4,549,975
	9.75%, due 4/1/14 (a)	8,650,000	9,104,125
			61,528,525

	Aerospace & Defense 0.4%
	BE Aerospace, Inc. 8.50%, due 7/1/18	8,490,000	8,447,550
	L-3 Communications Corp. 7.625%, due 6/15/12	11,535,000	11,664,769
			20,112,319

	Agriculture 0.5%
	Alliance One International, Inc. 10.00%, due 7/15/16 (a)	5,620,000	5,535,700
	Reynolds American, Inc.
	7.625%, due 6/1/16	8,155,000	8,469,359
	7.75%, due 6/1/18	10,705,000	11,189,455
			25,194,514

	Airlines 0.3%
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (a)	13,130,000	7,746,700
	Delta Air Lines, Inc. (Escrow Shares)
	(zero coupon), due 12/27/49 (d)(f)	5,175,000	31,568
	2.875%, due 2/6/24 (d)(f)	7,201,000	54,368
	2.875%, due 2/18/49 (a)(d)(f)	4,190,000	31,634
	8.00%, due 6/3/23 (d)(f)	13,575,000	102,491
	8.00%, due 6/3/49 (d)(f)	10,459,000	78,965
	8.30%, due 12/15/29 (d)(f)	11,297,000	68,912
	9.25%, due 3/15/49 (d)(f)	9,000,000	54,900
	9.75%, due 5/15/49 (d)(f)	2,115,000	12,902
	10.00%, due 8/15/49 (d)(f)	8,195,000	49,989
	10.375%, due 12/15/22 (d)(f)	15,160,000	92,476
	10.375%, due 2/1/49 (d)(f)	6,515,000	39,741
	Northwest Airlines, Inc.
	Series 2001-1, Class 1B 7.691%, due 10/1/18	3,186,155	1,879,831
	Series 2002-1, Class IC2 9.055%, due 5/20/12	4,489,668	3,052,974
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (d)(f)	11,810,900	45,472
	7.875%, due 12/31/49 (d)(f)	8,723,000	18,318
	8.70%, due 3/15/49 (d)(f)	445,000	935
	8.875%, due 6/1/49 (d)(f)	5,229,300	10,982
	9.875%, due 3/15/37 (d)(f)	18,534,200	38,922
	10.00%, due 2/1/49 (d)(f)	14,683,200	30,835
			13,442,915

	Apparel 0.3%
	Unifi, Inc. 11.50%, due 5/15/14	19,709,000	15,570,110

	Auto Manufacturers 0.0%‡
	Ford Holdings LLC 9.30%, due 3/1/30	2,300,000	1,656,000
	Ford Motor Co. 6.50%, due 8/1/18	870,000	609,000
			2,265,000

	Auto Parts & Equipment 2.6%
	Allison Transmission, Inc.
	11.00%, due 11/1/15 (a)	530,000	482,300
	11.25%, due 11/1/15 (a)(g)	9,420,000	7,724,400
	American Tire Distributors, Inc.
	6.847%, due 4/1/12 (h)	4,635,000	3,522,600
	10.75%, due 4/1/13	7,245,000	6,013,350
	FleetPride Corp. 11.50%, due 10/1/14 (a)	17,535,000	15,452,719
¤	Goodyear Tire & Rubber Co. (The)
	5.01%, due 12/1/09 (h)	33,035,000	32,911,119
	8.625%, due 12/1/11	10,073,000	10,198,912
	10.50%, due 5/15/16	16,585,000	17,787,412
	Johnson Controls, Inc.
	5.25%, due 1/15/11	7,520,000	7,640,132
	7.70%, due 3/1/15	5,405,000	5,654,916
	Lear Corp. 8.75%, due 12/1/16 (d)	15,444,000	6,911,190
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14	4,485,000	3,857,100
	10.25%, due 7/15/13	5,427,000	5,454,135
	Tenneco, Inc. 8.125%, due 11/15/15	10,891,000	9,883,583
			133,493,868

	Banks 1.5%
	CapitalSource, Inc. 12.75%, due 7/15/14 (a)	19,350,000	19,083,937
¤	GMAC LLC
	6.75%, due 12/1/14 (a)	29,300,000	25,198,000
	7.25%, due 3/2/11 (a)	5,558,000	5,238,415
	7.75%, due 1/19/10 (a)	2,775,000	2,733,375
	8.00%, due 11/1/31 (a)	32,005,000	24,483,825
			76,737,552

	Beverages 0.7%
	Constellation Brands, Inc.
	7.25%, due 9/1/16	1,150,000	1,127,000
	7.25%, due 5/15/17	12,389,000	12,110,247
	8.125%, due 1/15/12	341,000	344,410
	8.375%, due 12/15/14	247,000	255,645
	Cott Beverages USA, Inc. 8.00%, due 12/15/11	20,639,000	20,329,415
			34,166,717

	Biotechnology 0.2%
	Bio-Rad Laboratories, Inc.
	7.50%, due 8/15/13	1,420,000	1,441,300
	8.00%, due 9/15/16 (a)	7,810,000	7,985,725
			9,427,025

	Building Materials 1.2%
	Building Materials Corp. of America 7.75%, due 8/1/14	10,255,000	9,447,419
	Compression Polymers Corp. 10.50%, due 7/1/13	5,660,000	4,018,600
	CRH America, Inc. 5.625%, due 9/30/11	3,550,000	3,518,983
	Texas Industries, Inc.
	7.25%, due 7/15/13 (a)	32,197,000	29,621,240
	7.25%, due 7/15/13	3,285,000	3,022,200
	USG Corp. 9.75%, due 8/1/14 (a)	10,310,000	10,516,200
			60,144,642

	Chemicals 1.3%
	Millennium America, Inc. 7.625%, due 11/15/26 (d)	12,635,000	947,625
	Mosaic Global Holdings, Inc.
	7.375%, due 12/1/14 (a)	3,900,000	4,157,384
	7.625%, due 12/1/16 (a)	5,090,000	5,418,448
	Nalco Co.
	7.75%, due 11/15/11	11,727,000	11,785,635
	8.25%, due 5/15/17 (a)	2,390,000	2,485,600
	Phibro Animal Health Corp.
	10.00%, due 8/1/13 (a)	17,013,000	15,439,297
	13.00%, due 8/1/14 (a)	4,095,000	3,695,738
	Terra Capital, Inc. 7.00%, due 2/1/17	13,398,000	12,527,130
	Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (d)	29,371,000	4,846,215
	Westlake Chemical Corp. 6.625%, due 1/15/16	6,985,000	6,426,200
			67,729,272

	Coal 0.3%
	Peabody Energy Corp.
	5.875%, due 4/15/16	1,845,000	1,715,850
	6.875%, due 3/15/13	3,765,000	3,802,650
	7.375%, due 11/1/16	2,185,000	2,195,925
	7.875%, due 11/1/26	7,080,000	6,513,600
			14,228,025

	Commercial Services 2.3%
	Cardtronics, Inc. 9.25%, due 8/15/13	17,745,000	16,680,300
	Corrections Corp. of America
	6.25%, due 3/15/13	1,384,000	1,356,320
	7.75%, due 6/1/17	6,990,000	7,007,475
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (b)(c)(d)	21,941,051	1,579,756
	Ford Holdings, Inc. 9.375%, due 3/1/20	750,000	536,250
	Global Cash Acceptance/Global Cash Finance Corp. 8.75%, due 3/15/12	818,000	781,190
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	14,650,000	12,745,500
	iPayment, Inc. 9.75%, due 5/15/14	16,404,000	9,596,340
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (a)	24,640,000	23,654,400
	Language Line, Inc. 11.125%, due 6/15/12	18,829,000	19,017,290
	Lender Processing Services, Inc. 8.125%, due 7/1/16	10,600,000	10,706,000
	Rural/Metro Operating Co. LLC & Rural/Metro Delaware, Inc. 9.875%, due 3/15/15	12,020,000	10,998,300
	Service Corp. International 7.625%, due 10/1/18	6,850,000	6,558,875
			121,217,996

	Computers 0.8%
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	12,070,000	10,953,525
	10.625%, due 5/15/15 (a)	26,518,000	28,374,260
			39,327,785

	Distribution & Wholesale 0.3%
	ACE Hardware Corp. 9.125%, due 6/1/16 (a)	15,913,000	15,992,565

	Diversified Financial Services 1.9%
	AmeriCredit Corp. 8.50%, due 7/1/15	15,705,000	15,076,800
	Ford Motor Credit Co. 9.875%, due 8/10/11	15,430,000	15,288,831
	Harley-Davidson Funding Corp.
	5.25%, due 12/15/12 (a)	250,000	242,073
	6.80%, due 6/15/18 (a)	28,734,000	27,089,467
	Janus Capital Group, Inc.
	6.125%, due 9/15/11	2,020,000	1,994,041
	6.50%, due 6/15/12	1,324,000	1,284,714
	6.95%, due 6/15/17	17,910,000	16,002,119
	LaBranche & Co., Inc. 11.00%, due 5/15/12	10,010,000	9,234,225
	Nuveen Investments, Inc.
	5.00%, due 9/15/10	1,037,000	1,011,075
	10.50%, due 11/15/15 (a)	11,930,000	8,470,300
			95,693,645

	Electric 4.2%
	AES Corp. (The)
	8.75%, due 5/15/13 (a)	8,911,000	9,089,220
	9.75%, due 4/15/16 (a)	13,825,000	14,447,125
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	14,912,252	14,017,517
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (a)	32,940,000	33,104,700
	Energy Future Holdings Corp. 10.875%, due 11/1/17	29,120,000	25,261,600
	ESI Tractebel Acquisition Corp. Class B 7.99%, due 12/30/11	4,687,000	4,558,108
	Ipalco Enterprises, Inc.
	7.25%, due 4/1/16 (a)	2,800,000	2,751,000
	8.625%, due 11/14/11	6,995,000	7,187,363
	NRG Energy, Inc.
	7.25%, due 2/1/14	14,805,000	14,545,912
	7.375%, due 2/1/16	1,090,000	1,054,575
	Orion Power Holdings, Inc. 12.00%, due 5/1/10	18,114,000	18,747,990
	PNM Resources, Inc. 9.25%, due 5/15/15	8,710,000	8,448,700
	Public Service Co. of New Mexico 7.95%, due 5/15/18	8,760,000	8,649,396
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	3,700,000	3,626,000
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	4,685,000	4,357,050
	7.875%, due 6/15/17	47,255,000	43,592,737
	Western Resources, Inc. 7.125%, due 8/1/09	50,000	50,000
			213,488,993

	Electrical Components & Equipment 0.6%
	Anixter, Inc. 10.00%, due 3/15/14	3,870,000	4,005,450
	Belden, Inc.
	7.00%, due 3/15/17	12,530,000	11,026,400
	9.25%, due 6/15/19 (a)	15,000,000	14,925,000
			29,956,850

	Energy - Alternate Sources 0.0%‡
	Salton Sea Funding Corp. Series E 8.30%, due 5/30/11 (c)	15,461	15,687

	Entertainment 3.2%
	Chukchansi Economic Development Authority 8.00%, due 11/15/13 (a)	6,480,000	4,860,000
	FireKeepers Development Authority 13.875%, due 5/1/15 (a)	2,410,000	2,410,000
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	15,263,000	13,431,440
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	19,485,000	16,708,387
	Mohegan Tribal Gaming Authority
	6.125%, due 2/15/13	2,750,000	2,255,000
	6.875%, due 2/15/15	2,380,000	1,642,200
	8.00%, due 4/1/12	19,055,000	15,625,100
	OED Corp./DIAMOND JO LLC 8.75%, due 4/15/12	5,125,000	5,278,750
	Peninsula Gaming LLC
	8.375%, due 8/15/15 (a)	8,340,000	8,340,000
	10.75%, due 8/15/17 (a)	8,570,000	8,323,613
	Penn National Gaming, Inc.
	6.75%, due 3/1/15	19,010,000	17,869,400
	6.875%, due 12/1/11	13,640,000	13,401,300
	Pinnacle Entertainment, Inc.
	8.25%, due 3/15/12	9,445,000	9,445,000
	8.625%, due 8/1/17 (a)	7,320,000	7,320,000
	8.75%, due 10/1/13	11,435,000	11,778,050
	Seneca Gaming Corp. 7.25%, due 5/1/12	10,078,000	9,322,150
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13	2,340,000	2,269,800
	8.75%, due 6/1/16 (a)	11,035,000	11,283,288
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (b)(c)	1,616,754	970,052
			162,533,530

	Environmental Controls 0.3%
	Geo Sub Corp. 11.00%, due 5/15/12	21,865,000	17,546,662

	Finance - Auto Loans 2.3%
¤	Ford Motor Credit Co. LLC
	5.70%, due 1/15/10	1,825,000	1,797,054
	5.879%, due 6/15/11 (h)	2,790,000	2,580,750
	7.25%, due 10/25/11	27,690,000	26,000,190
	7.375%, due 2/1/11	6,870,000	6,623,930
	7.50%, due 8/1/12	11,930,000	11,010,901
	7.875%, due 6/15/10	22,710,000	22,375,641
	8.00%, due 6/1/14	37,250,000	34,405,813
	12.00%, due 5/15/15	13,415,000	13,676,110
			118,470,389

	Finance - Other Services 1.2%
¤	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13	39,835,000	36,946,962
	8.125%, due 6/1/12	26,125,000	24,818,750
			61,765,712

	Food 1.3%
	American Stores Co. 8.00%, due 6/1/26	17,044,000	15,233,075
	ASG Consolidated LLC/ASG Finance, Inc. 11.50%, due 11/1/11	8,574,000	7,888,080
	Ingles Market, Inc. 8.875%, due 5/15/17 (a)	7,975,000	8,074,688
	M-Foods Holding, Inc. 9.75%, due 10/1/13 (a)	9,685,000	9,854,487
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, due 4/1/15	2,160,000	2,052,000
	Stater Brothers Holdings
	7.75%, due 4/15/15	5,132,000	4,952,380
	8.125%, due 6/15/12	475,000	479,750
	Tyson Foods, Inc.
	7.85%, due 4/1/16	6,615,000	6,681,150
	10.50%, due 3/1/14 (a)	11,870,000	13,175,700
	Tyson Fresh Meats, Inc. 7.95%, due 2/1/10	710,000	723,849
			69,115,159

	Forest Products & Paper 2.5%
	Bowater, Inc. 9.375%, due 12/15/21 (d)	28,888,000	4,766,520
	Domtar Corp. 7.875%, due 10/15/11	24,579,000	24,701,895
¤	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (a)	5,760,000	5,587,200
	7.125%, due 1/15/17 (a)	6,845,000	6,673,875
	7.25%, due 6/1/28	2,370,000	1,978,950
	7.75%, due 11/15/29	1,174,000	1,033,120
	8.00%, due 1/15/24	17,193,000	15,344,752
	8.875%, due 5/15/31	29,615,000	28,134,250
	Georgia-Pacific LLC
	8.125%, due 5/15/11	9,795,000	10,039,875
	8.25%, due 5/1/16 (a)	4,398,000	4,551,930
	Greif, Inc. 7.75%, due 7/23/19 (a)	16,200,000	16,078,500
	Weyerhaeuser Co.
	6.95%, due 10/1/27	3,695,000	2,828,874
	7.375%, due 3/15/32	1,270,000	1,087,350
	8.50%, due 1/15/25	4,130,000	3,540,492
			126,347,583

	Gas 0.1%
	MXEnergy Holdings, Inc. 9.134%, due 8/1/11 (h)	12,830,000	4,522,575

	Hand & Machine Tools 0.3%
	Baldor Electric Co. 8.625%, due 2/15/17	8,521,000	8,542,303
	Thermadyne Holdings Corp. 10.00%, due 2/1/14	7,325,000	4,871,125
			13,413,428

	Health Care - Products 2.0%
	Biomet, Inc.
	10.00%, due 10/15/17	9,020,000	9,764,150
	10.375%, due 10/15/17 (g)	4,990,000	5,339,300
	11.625%, due 10/15/17	14,555,000	15,792,175
	Cooper Cos., Inc. (The) 7.125%, due 2/15/15	7,335,000	6,894,900
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	17,895,000	18,610,800
	Invacare Corp. 9.75%, due 2/15/15	17,120,000	17,462,400
	ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14	18,274,000	15,258,790
	Universal Hospital Services, Inc.
	4.635%, due 6/1/15 (h)	930,000	781,200
	8.50%, due 6/1/15 (g)	1,705,000	1,653,850
	VWR Funding, Inc. Series B 11.25%, due 7/15/15 (g)	13,740,000	12,091,200
			103,648,765

	Health Care - Services 3.5%
	Alliance Imaging, Inc. Series B 7.25%, due 12/15/12	29,996,000	29,096,120
	Centene Corp. 7.25%, due 4/1/14	6,047,000	5,684,180
¤	Community Health Systems, Inc. 8.875%, due 7/15/15	19,255,000	19,832,650
	DaVita, Inc. 6.625%, due 3/15/13	14,620,000	14,364,150
¤	HCA, Inc.
	5.75%, due 3/15/14	5,065,000	4,457,200
	6.25%, due 2/15/13	3,000,000	2,805,000
	6.30%, due 10/1/12	17,882,000	16,809,080
	6.375%, due 1/15/15	6,784,000	6,003,840
	6.75%, due 7/15/13	9,545,000	8,924,575
	7.19%, due 11/15/15	5,345,000	4,730,341
	8.50%, due 4/15/19 (a)	15,775,000	16,169,375
	8.75%, due 9/1/10	1,585,000	1,600,850
	9.00%, due 12/15/14	1,595,000	1,491,325
	9.875%, due 2/15/17 (a)	3,645,000	3,836,363
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15	8,832,000	8,368,320
	Skilled Healthcare Group, Inc. 11.00%, due 1/15/14	5,899,000	6,075,970
	Sun Healthcare Group, Inc. 9.125%, due 4/15/15	8,140,000	8,221,400
	Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14	18,625,000	18,625,000
			177,095,739

	Holding Company - Diversified 0.5%
	Leucadia National Corp.
	7.125%, due 3/15/17	3,025,000	2,677,125
	8.125%, due 9/15/15	14,255,000	13,720,437
	Susser Holdings LLC/Susser Finance Corp. 10.625%, due 12/15/13	7,091,000	7,161,910
			23,559,472

	Home Furnishing 0.2%
	Sealy Mattress Co. 10.875%, due 4/15/16 (a)	7,610,000	8,294,900

	Household Products & Wares 0.4%
	Jarden Corp. 7.50%, due 5/1/17	13,325,000	12,792,000
	Libbey Glass, Inc. 8.26%, due 6/1/11 (h)	8,286,000	6,048,780
			18,840,780

	Insurance 1.7%
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	37,380,000	32,800,950
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (a)	27,840,000	24,081,600
	Lumbermens Mutual Casualty Co.
	8.30%, due 12/1/37 (a)(d)	8,525,000	95,906
	8.45%, due 12/1/97 (a)(d)	2,575,000	28,969
	9.15%, due 7/1/26 (a)(d)	42,123,000	473,884
	USI Holdings Corp.
	4.758%, due 11/15/14 (a)(h)	6,375,000	4,462,500
	9.75%, due 5/15/15 (a)	11,390,000	8,371,650
	Willis North America, Inc. 6.20%, due 3/28/17	16,830,000	14,981,544
			85,297,003

	Internet 0.5%
	Expedia, Inc.
	7.456%, due 8/15/18	7,795,000	7,756,025
	8.50%, due 7/1/16 (a)	17,094,000	17,350,410
			25,106,435

	Iron & Steel 0.5%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	16,350,000	13,725,563
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11	2,460,000	2,602,658
	9.375%, due 6/1/19	7,475,000	8,190,283
			24,518,504

	Leisure Time 0.0%‡
	Town Sports International Holdings, Inc. 11.00%, due 2/1/14	4,645,000	2,415,400

	Lodging 1.7%
	Boyd Gaming Corp.
	6.75%, due 4/15/14	4,895,000	4,368,788
	7.75%, due 12/15/12	16,570,000	16,114,325
	Gaylord Entertainment Co.
	6.75%, due 11/15/14	1,789,000	1,449,090
	8.00%, due 11/15/13	1,768,000	1,591,200
	Majestic Star Casino LLC 9.50%, due 10/15/10 (d)	7,690,000	4,767,800
	MGM Mirage, Inc. 13.00%, due 11/15/13 (a)	8,673,000	9,778,807
	MTR Gaming Group, Inc.
	Series B 9.00%, due 6/1/12	6,005,000	4,413,675
	9.75%, due 4/1/10	4,945,000	4,945,000
	San Pasqual Casino 8.00%, due 9/15/13 (a)	250,000	212,500
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 3.129%, due 3/15/14 (a)(h)	13,650,000	10,237,500
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13	7,995,000	7,635,225
	6.75%, due 5/15/18	16,605,000	14,944,500
	7.875%, due 5/1/12	9,080,000	9,080,000
			89,538,410

	Machinery - Construction & Mining 0.1%
	Terex Corp. 10.875%, due 6/1/16	7,415,000	7,711,600

	Media 2.7%
¤	Charter Communications Operating LLC
	10.00%, due 4/30/12 (a)	28,399,000	28,328,002
	10.375%, due 4/30/14 (a)	9,910,000	9,885,225
	CSC Holdings, Inc.
	6.75%, due 4/15/12	21,995,000	21,885,025
	8.50%, due 4/15/14 (a)	15,035,000	15,486,050
	CW Media Holdings, Inc. 13.50%, due 8/15/15 (a)(g)	5,290,000	4,681,650
	HSN, Inc. 11.25%, due 8/1/16	17,515,000	17,733,938
	ION Media Networks, Inc. 9.041%, due 1/15/13 (a)(d)(g)	6,391,039	255,642
	Morris Publishing Group LLC 7.00%, due 8/1/13 (d)	20,894,000	1,462,580
	Rainbow National Services LLC
	8.75%, due 9/1/12 (a)	10,205,000	10,307,050
	10.375%, due 9/1/14 (a)	24,935,000	26,057,075
	Vertis, Inc. 18.50%, due 10/1/12 (g)	10,371,117	1,970,512
	Ziff Davis Media, Inc. 8.801%, due 7/15/11 (b)(c)(g)(h)	3,470,247	1,318,694
			139,371,443

Metal Fabricate & Hardware 0.3%
Mueller Water Products, Inc. 7.375%, due 6/1/17	16,890,000	12,371,925
Neenah Foundary Co. 9.50%, due 1/1/17	16,650,000	5,328,000
		17,699,925

Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.
4.995%, due 4/1/15 (h)	4,095,000	3,938,817
8.25%, due 4/1/15	11,275,000	11,923,312
8.375%, due 4/1/17	27,610,000	29,266,600
Vulcan Materials Co. 7.00%, due 6/15/18	8,060,000	8,165,715
		53,294,444

Miscellaneous - Manufacturing 1.0%
Actuant Corp. 6.875%, due 6/15/17	12,540,000	11,458,425
Polypore, Inc. 8.75%, due 5/15/12	15,705,000	14,605,650
RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	20,145,000	17,526,150
Sally Holdings LLC 9.25%, due 11/15/14	7,550,000	7,776,500
		51,366,725

Office Furnishings 0.2%
Interface, Inc. 11.375%, due 11/1/13 (a)	8,690,000	9,146,225

Oil & Gas 8.8%
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. 12.125%, due 8/1/17	8,475,000	8,919,937
Berry Petroleum Co. 10.25%, due 6/1/14	8,500,000	8,882,500
Chaparral Energy, Inc.
8.50%, due 12/1/15	18,583,000	11,521,460
8.875%, due 2/1/17	20,435,000	12,669,700
Chesapeake Energy Corp.
6.375%, due 6/15/15	1,962,000	1,829,565
6.50%, due 8/15/17	31,665,000	28,656,825
6.625%, due 1/15/16	12,280,000	11,466,450
6.875%, due 11/15/20	4,180,000	3,699,300
Denbury Resources, Inc. 9.75%, due 3/1/16	6,435,000	6,869,363
Forest Oil Corp.
7.25%, due 6/15/19	18,185,000	17,298,481
7.75%, due 5/1/14	335,000	326,625
8.00%, due 12/15/11	9,029,000	9,209,580
Frontier Oil Corp.
6.625%, due 10/1/11	4,480,000	4,502,400
8.50%, due 9/15/16	11,060,000	11,308,850
Hilcorp Energy I, L.P./Hilcorp Finance Co.
7.75%, due 11/1/15 (a)	14,581,000	12,977,090
9.00%, due 6/1/16 (a)	9,005,000	8,284,600
Holly Corp. 9.875%, due 6/15/17 (a)	18,030,000	17,849,700
Kerr-McGee Corp.
6.95%, due 7/1/24	9,600,000	9,687,936
7.875%, due 9/15/31	1,865,000	2,038,078
Linn Energy LLC
9.875%, due 7/1/18	13,660,000	12,840,400
11.75%, due 5/15/17 (a)	13,400,000	13,534,000
Mariner Energy, Inc. 7.50%, due 4/15/13	17,480,000	16,606,000
Newfield Exploration Co.
6.625%, due 9/1/14	5,215,000	5,032,475
6.625%, due 4/15/16	9,820,000	9,476,300
7.125%, due 5/15/18	19,975,000	19,425,687
Parker Drilling Co. 9.625%, due 10/1/13	9,710,000	9,418,700
Penn Virginia Corp. 10.375%, due 6/15/16	11,560,000	12,325,850
PetroHawk Energy Corp.
7.875%, due 6/1/15	6,695,000	6,494,150
9.125%, due 7/15/13	1,155,000	1,198,313
10.50%, due 8/1/14 (a)	7,425,000	7,944,750
Petroquest Energy, Inc. 10.375%, due 5/15/12	22,378,000	19,692,640
Plains Exploration & Production Co.
7.00%, due 3/15/17	8,505,000	8,058,488
10.00%, due 3/1/16	15,715,000	16,991,844
Pride International, Inc. 7.375%, due 7/15/14	13,860,000	14,275,800
Range Resources Corp.
6.375%, due 3/15/15	5,000,000	4,775,000
7.375%, due 7/15/13	775,000	771,125
8.00%, due 5/15/19	11,655,000	11,858,962
Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	9,194,000	9,239,970
SandRidge Energy, Inc. 8.00%, due 6/1/18 (a)	8,780,000	7,989,800
Stone Energy Corp.
6.75%, due 12/15/14	8,685,000	5,645,250
8.25%, due 12/15/11	8,360,000	7,106,000
United Refining Co. 10.50%, due 8/15/12	7,175,000	5,668,250
Venoco, Inc. 8.75%, due 12/15/11	6,289,000	6,163,220
W&T Offshore, Inc. 8.25%, due 6/15/14 (a)	9,465,000	7,855,950
Whiting Petroleum Corp.
7.00%, due 2/1/14	15,685,000	15,371,300
7.25%, due 5/1/13	7,095,000	7,095,000
		450,853,664

Oil & Gas Services 0.4%
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17	4,286,000	2,807,330
9.00%, due 1/15/14	9,064,000	6,594,060
Complete Production Services, Inc. 8.00%, due 12/15/16	11,900,000	10,174,500
Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (a)	3,942,000	3,626,640
		23,202,530

Packaging & Containers 1.3%
Ball Corp. 6.875%, due 12/15/12	17,610,000	17,698,050
Owens-Brockway Glass Container, Inc.
6.75%, due 12/1/14	22,565,000	21,944,462
7.375%, due 5/15/16 (a)	4,910,000	4,860,900
Plastipak Holdings, Inc. 10.625%, due 8/15/19 (a)	13,025,000	13,285,500
Silgan Holdings, Inc. 7.25%, due 8/15/16 (a)	8,740,000	8,740,000
		66,528,912

Pharmaceuticals 0.7%
Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15 (g)	19,235,000	12,214,225
NBTY, Inc. 7.125%, due 10/1/15	13,345,000	12,811,200
Valeant Pharmaceuticals International 8.375%, due 6/15/16 (a)	5,885,000	5,973,275
Warner Chilcott Corp. 8.75%, due 2/1/15	3,686,000	3,686,000
		34,684,700

Pipelines 2.7%
ANR Pipeline Co.
7.375%, due 2/15/24 11.50%, beginning 11/1/11	2,555,000	2,721,359
9.625%, due 11/1/21	19,281,000	26,002,144
Cedar Brakes II LLC 9.875%, due 9/1/13 (a)	16,104,243	16,314,242
Copano Energy LLC 8.125%, due 3/1/16	390,000	380,250
Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18	21,920,000	20,604,800
El Paso Natural Gas Co.
7.50%, due 11/15/26	6,029,000	6,441,806
7.625%, due 8/1/10	8,175,000	8,145,660
8.375%, due 6/15/32	11,060,000	13,038,733
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B 6.875%, due 11/1/14	7,625,000	6,786,250
8.50%, due 7/15/16	25,155,000	23,268,375
8.75%, due 4/15/18	10,521,000	9,784,530
Southern Natural Gas Co.
7.35%, due 2/15/31	1,895,000	1,996,849
8.00%, due 3/1/32	1,420,000	1,602,956
Tennessee Gas Pipeline Co. 7.625%, due 4/1/37	3,265,000	3,568,818
		140,656,772

	Real Estate Investment Trusts 1.5%
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14		6,500,000	6,175,000
	Host Marriott, L.P.
	6.375%, due 3/15/15		4,370,000	4,042,250
	Series Q 6.75%, due 6/1/16		23,205,000	21,522,637
	Series M 7.00%, due 8/15/12		3,232,000	3,199,680
	Omega Healthcare Investors, Inc. 7.00%, due 4/1/14		18,365,000	17,309,013
	Trustreet Properties, Inc. 7.50%, due 4/1/15		19,240,000	19,769,562
	Ventas Realty, L.P. / Ventas Capital Corp. 6.50%, due 6/1/16		5,700,000	5,358,000
				77,376,142

	Retail 2.1%
	AmeriGas Partners LP/AmeriGas Eagle Finance Corp. 7.125%, due 5/20/16		2,925,000	2,837,250
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17		3,343,000	2,607,540
	8.00%, due 3/15/14		12,296,000	10,697,520
	AutoNation, Inc.
	2.509%, due 4/15/13 (h)		1,360,000	1,227,400
	7.00%, due 4/15/14		16,798,000	16,504,035
	Limited Brands, Inc. 8.50%, due 6/15/19 (a)		8,450,000	8,504,663
	Penske Auto Group, Inc. 7.75%, due 12/15/16		11,375,000	9,668,750
	Rite Aid Corp.
	7.50%, due 3/1/17		6,618,000	5,658,390
	8.625%, due 3/1/15		20,605,000	15,556,775
	9.375%, due 12/15/15		1,160,000	881,600
	9.50%, due 6/15/17		5,182,000	3,925,365
	9.75%, due 6/12/16 (a)		1,810,000	1,909,550
	Sally Holdings LLC/Sally Capital, Inc. 10.50%, due 11/15/16		500,000	515,000
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13		23,620,000	23,620,000
	Wendy's International, Inc. 6.25%, due 11/15/11		3,770,000	3,760,575
				107,874,413

	Savings & Loans 0.0%‡
	AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (a)		2,000,000	1,916,330

	Software 0.4%
	Open Solutions, Inc. 9.75%, due 2/1/15 (a)		6,100,000	2,989,000
	SS&C Technologies, Inc. 11.75%, due 12/1/13		15,440,000	15,903,200
				18,892,200

	Telecommunications 4.2%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		46,776,000	30,404,400
	American Tower Corp. 7.25%, due 5/15/19 (a)		7,425,000	7,313,625
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (a)		33,700,000	34,374,000
	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125%, due 6/15/13		20,977,000	21,448,982
	Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations 8.125%, due 2/1/14		2,385,000	2,390,963
	Crown Castle International Corp. 9.00%, due 1/15/15		10,080,000	10,647,000
	DigitalGlobe, Inc. 10.50%, due 5/1/14 (a)		10,000,000	10,425,000
	GCI, Inc. 7.25%, due 2/15/14		12,360,000	11,494,800
	iPCS, Inc. 3.153%, due 5/1/13 (h)		2,210,000	1,845,350
	Lucent Technologies, Inc. 6.50%, due 1/15/28		15,100,000	9,815,000
	PAETEC Holding Corp. 9.50%, due 7/15/15		9,815,000	8,489,975
	Qwest Communications International, Inc. 7.25%, due 2/15/11		9,345,000	9,298,275
	Qwest Corp.
	7.20%, due 11/10/26		3,744,000	2,939,040
	7.50%, due 10/1/14		4,400,000	4,389,000
	7.50%, due 6/15/23		335,000	283,075
	8.375%, due 5/1/16 (a)		5,035,000	5,160,875
	8.875%, due 3/15/12		13,755,000	14,270,812
	SBA Telecommunications, Inc. 8.25%, due 8/15/19 (a)		14,955,000	15,179,325
	Sprint Nextel Corp. 6.00%, due 12/1/16		3,786,000	3,308,018
	Virgin Media Finance PLC 9.50%, due 8/15/16		10,315,000	10,572,875
				214,050,390

	Textiles 0.8%
	INVISTA 9.25%, due 5/1/12 (a)		43,530,000	41,788,800

	Toys, Games & Hobbies 0.1%
	Hasbro, Inc. 6.125%, due 5/15/14		5,325,000	5,494,159

	Transportation 0.5%
	KAR Holdings, Inc.
	8.75%, due 5/1/14		9,635,000	8,912,375
	10.00%, due 5/1/15		20,200,000	17,776,000
				26,688,375

	Trucking & Leasing 0.2%
	Greenbrier Cos., Inc. 8.375%, due 5/15/15		13,126,000	9,581,980

	Total Corporate Bonds (Cost $3,800,438,100)			3,679,944,180

	Foreign Bond 0.5%
	Media 0.5%
	Shaw Communications, Inc. 7.50%, due 11/20/13	C$	22,825,000	24,092,479

	Total Foreign Bond (Cost $17,986,127)			24,092,479

	Loan Assignments & Participations 8.1% (i)
	Aerospace & Defense 0.2%
	DAE Aviation Holdings, Inc.
	Tranche B2 Term Loan 4.24%, due 7/31/14		$5,797,632	4,696,082
	Tranche B1 Term Loan 4.24%, due 7/31/14		5,911,101	4,787,992
				9,484,074

	Automobile 1.6%
	DaimlerChrysler Financial Services Americas LLC 2nd Lien Term Loan 6.79%, due 8/3/12		31,045,000	26,233,025
	Ford Motor Co. Term Loan 3.496%, due 12/16/13		33,215,000	28,158,946
	Lear Corp. Term Loan 3.168%, due 4/25/12 (d)		606,636	449,163
	Navistar International Corp.
	Term Loan B 3.535%, due 1/19/12		21,622,333	20,036,703
	Revolver 3.604%, due 1/19/12		7,862,667	7,286,074
				82,163,911

	Beverage, Food & Tobacco 0.2%
	Dean Foods Co. Tranche A Term Loan 1.255%, due 4/2/12		2,561,570	2,454,837
	Pinnacle Foods Holdings Corp. Tranche B Term Loan 3.059%, due 4/2/14		6,447,107	5,853,973
				8,308,810

	Broadcasting 0.9%
¤	Charter Communications Operating LLC Replacement Term Loan 6.25%, due 3/6/14		19,719,545	18,403,266
	Nielsen Finance LLC Class A Term Loan 2.30%, due 8/9/13		30,112,434	27,938,707
				46,341,973

	Buildings & Real Estate 0.2%
	LNR Property Corp.
	Term Loan A1 3.81%, due 7/12/10		2,207,400	1,258,218
	Initial Tranche B Term Loan 3.81%, due 7/12/11		14,256,827	8,554,096
				9,812,314

	Cargo Transport 0.1%
	FleetPride Corp. Term Loan 3.561%, due 6/6/13		7,684,375	5,609,594

	Electronics 0.1%
	SunGard Data Systems, Inc. Tranche A 2.454%, due 2/28/14		5,466,843	5,223,568

	Finance 0.4%
	Lender Processing Services, Inc. Term Loan A 2.785%, due 7/2/13		20,350,000	20,248,250

	Healthcare, Education & Childcare 1.9%
	Capella Healthcare, Inc. 1st Lien Term Loan 5.75%, due 3/2/15		7,919,750	7,662,358
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.535%, due 7/25/14		1,909,800	1,791,234
	Term Loan 2.896%, due 7/25/14		27,441,149	25,737,520
¤	HCA, Inc.
	Term Loan A 2.348%, due 11/16/12		6,641,945	6,245,089
	Term Loan B 2.848%, due 11/18/13		26,679,752	25,015,176
	Talecris Biotherapeutics, Inc.
	1st Lien Term Loan 4.42%, due 12/6/13		7,312,500	6,782,344
	2nd Lien Term Loan 7.42%, due 12/6/14		25,600,000	24,320,000
				97,553,721

	Machinery 0.0%
	BHM Technologies LLC
	Exit Term Loan B 8.50%, due 11/26/10 (b)(c)		8,247,357	1,340,195
	Exit Term Loan 1.00%, due 11/26/10 (b)(c)(d)		896,450	862,833
				2,203,028

	Retail Store 0.3%
	Toys 'R' Us (Delaware), Inc. Term Loan 5.286%, due 1/19/13		18,220,000	15,031,500

	Telecommunications 0.3%
	Qwest Corp. Term Loan B 6.95%, due 6/30/10	18,000,000	18,067,500

	Utilities 1.9%
	Calpine Corp. First Priority Term Loan 3.475%, due 3/29/14	45,859,766	42,076,336
¤	TXU Corp.
	Term Loan B2 3.802%, due 10/10/14	32,115,811	24,742,567
	Term Loan B3 3.802%, due 10/10/14	39,572,328	30,353,202
			97,172,105

	Total Loan Assignments & Participations (Cost $450,140,809)		417,220,348

	Yankee Bonds 8.8% (j)
	Advertising 0.2%
	Virgin Media Finance PLC 9.125%, due 8/15/16	8,680,000	8,766,800

	Building Materials 0.3%
	Lafarge S.A.
	6.50%, due 7/15/16	10,240,000	9,525,043
	7.125%, due 7/15/36	7,377,000	6,131,018
			15,656,061

	Chemicals 0.3%
	Nova Chemicals Corp.
	4.538%, due 11/15/13 (h)	15,110,000	13,523,450
	6.50%, due 1/15/12	3,740,000	3,721,300
			17,244,750

	Commercial Services 0.0%‡
	Quebecor World, Inc.
	8.75%, due 3/15/16 (a)(d)	460,000	41,400
	9.75%, due 1/15/15 (a)(d)	26,020,000	2,341,800
			2,383,200

	Diversified Telecommunication Services 0.2%
	Digicel, Ltd. 9.25%, due 9/1/12 (a)	11,815,000	11,815,000

	Electric 0.3%
	Intergen N.V. 9.00%, due 6/30/17 (a)	18,405,000	18,128,925

	Electronics 0.4%
	NXP B.V./NXP Funding LLC 7.875%, due 10/15/14	29,309,000	20,369,755

	Entertainment 0.4%
	Galaxy Entertainment Finance Co., Ltd. 9.875%, due 12/15/12 (a)	19,095,000	18,140,250

	Forest Products & Paper 0.7%
	Catalyst Paper Corp. Series D 8.625%, due 6/15/11	10,075,000	5,843,500
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (a)	10,410,000	10,357,950
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	26,050,000	19,537,500
			35,738,950

	Health Care - Products 0.4%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	20,197,000	19,086,165

	Insurance 0.4%
	Allied World Assurance Co. Holdings, Ltd. 7.50%, due 8/1/16	6,285,000	5,530,555
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	8,207,000	7,663,286
	7.75%, due 7/15/37	4,810,000	3,487,250
	8.30%, due 4/15/26	5,395,000	4,235,075
			20,916,166

	Leisure Time 0.3%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (a)(b)(c)	12,185,000	15,474,426

	Media 1.5%
	CanWest, L.P. 9.25%, due 8/1/15 (a)(d)	10,200,000	1,326,000
	Quebecor Media, Inc. 7.75%, due 3/15/16	36,570,000	34,741,500
	Sun Media Corp. 7.625%, due 2/15/13	40,000	25,800
	Videotron Ltee
	6.875%, due 1/15/14	2,851,000	2,793,980
	9.125%, due 4/15/18	29,300,000	30,398,750
	9.125%, due 4/15/18 (a)	5,935,000	6,157,562
			75,443,592

	Miscellaneous - Manufacturing 0.3%
	Tyco Electronics Group S.A.
	5.95%, due 1/15/14	8,290,000	8,041,947
	6.00%, due 10/1/12	6,810,000	6,821,345
	6.55%, due 10/1/17	750,000	700,910
			15,564,202

	Oil & Gas 0.1%
	Anadarko Finance Co. 7.50%, due 5/1/31	4,642,000	4,996,393

	Pharmaceuticals 0.2%
	Angiotech Pharmaceuticals, Inc. 4.418%, due 12/1/13 (h)	11,280,000	8,967,600

	Telecommunications 2.5%
	Inmarsat Finance PLC 10.375%, due 11/15/12	22,335,000	23,340,075
	Intelsat Holdings, Ltd. 8.875%, due 1/15/15 (a)	3,835,000	3,873,350
	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13	34,040,000	34,380,400
	8.875%, due 1/15/15	5,715,000	5,772,150
	Millicom International Cellular S.A. 10.00%, due 12/1/13	25,130,000	26,135,200
	Nortel Networks, Ltd.
	6.875%, due 9/1/23 (d)	3,000,000	465,000
	10.125%, due 7/15/13 (d)	3,780,000	1,634,850
	10.75%, due 7/15/16 (d)	41,144,000	18,000,500
	Rogers Communications, Inc.
	8.00%, due 12/15/12	1,180,000	1,224,250
	9.625%, due 5/1/11	10,427,000	11,464,716
	Satelites Mexicanos S.A. de C.V. 9.348%, due 11/30/11 (h)	1,926,800	1,551,074
			127,841,565

	Transportation 0.3%
	CEVA Group PLC 10.00%, due 9/1/14 (a)	10,180,000	7,533,200
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	6,619,000	5,824,720
			13,357,920

	Total Yankee Bonds (Cost $491,964,492)		449,891,720

	Total Long-Term Bonds (Cost $4,768,801,632)		4,583,272,549

		Shares	Value
Common Stocks 0.3%

Airlines 0.0%‡
Delta Air Lines, Inc. (f)	5,233	36,265

Machinery 0.0%‡
BHM Technologies Holdings, Inc. (b)(c)	537,143	5,371

Media 0.0%‡
Adelphia Contingent Value Vehicle (b)(c)(f)	15,507,390	155,074

Retail 0.1%
Star Gas Partners, L.P.	1,599,690	5,614,912

Software 0.0%‡
Quadramed Corp. (c)(f)	268,509	1,691,607

Telecommunications 0.2%
Loral Space & Communications, Ltd. (f)	327,283	6,850,033
Remote Dynamics, Inc. (f)	18	0	(k)
		6,850,033

Total Common Stocks (Cost $40,088,305)		14,353,262

Convertible Preferred Stock 0.3%
Software 0.3%
QuadraMed Corp. 5.50% (c)(e)	950,000	12,978,140

Total Convertible Preferred Stock (Cost $22,798,000)		12,978,140

Preferred Stocks 0.5%
Machinery 0.0%‡
BHM Technologies Holdings, Inc. 10.00% (b)(c)	6,430	64

Real Estate Investment Trusts 0.5%
Sovereign Real Estate Investment Corp. 12.00% (a)(c)	29,881	26,967,603

Total Preferred Stocks (Cost $26,447,356)		26,967,667

	Principal Amount	Value
Short-Term Investment 9.2%
Repurchase Agreement 9.2%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $472,098,137 (Collateralized by a Federal Home Loan Mortgage Corp. security and United States Treasury Bills with rates ranging from 0.194% to 4.375% and maturity dates ranging from 12/10/09 to 9/17/10, with a Principal Amount of $480,190,000 and a Market Value of $481,541,856)	$472,097,351	472,097,351

Total Short-Term Investment (Cost $472,097,351)		472,097,351

Total Investments (Cost $5,330,232,644) (l)	99.7%	5,109,668,969
Cash and Other Assets,
Less Liabilities	0.3	15,690,602
Net Assets	100.0%	$5,125,359,571

¤	Among the Fund's 10 largest issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Fair valued security. The total market value of these securities at July 31, 2009 is $21,712,618, which represents 0.4% of the Fund's net assets.
(c)	Illiquid security. The total market value of these securities at July 31, 2009 is $63,365,655, which represents 1.2% of the Fund's net assets.
(d)	Issue in default.
(e)	Restricted security.
(f)	Non-income producing security.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Less than one dollar.
(l)	At July 31, 2009, cost is $5,338,697,986 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$235,810,713
Gross unrealized depreciation	(464,839,730)
Net unrealized depreciation	$(229,029,017)

The following abbreviation is used in the above portfolio:
C$	Canadian Dollar

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Security	$—	$510,144	$—	$510,144
Convertible Bonds	—	11,607,525	6,153	11,613,678
Corporate Bonds	—	3,676,075,678	3,868,502	3,679,944,180
Foreign Bond	—	24,092,479	—	24,092,479
Loan Assignments & Participations	—	415,017,320	2,203,028	417,220,348
Yankee Bonds	—	434,417,294	15,474,426	449,891,720
Total Long-Term Bonds	—	4,561,720,440	21,552,109	4,583,272,549
Common Stocks
Airlines	36,265	—	—	36,265
Machinery	—	—	5,371	5,371
Media	—	—	155,074	155,074
Retail	5,614,912	—	—	5,614,912
Software	1,691,607	—	—	1,691,607
Telecommunications	6,850,033	—	—	6,850,033
Total Common Stocks	14,192,817	—	160,445	14,353,262
Convertible Preferred Stock
Software	12,978,140	—	—	12,978,140
Total Convertible Preferred Stock	12,978,140	—	—	12,978,140
Preferred Stocks
Machinery	—	—	64	64
Real Estate Investment Trusts	26,967,603	—	—	26,967,603
Total Preferred Stocks	26,967,603	—	64	26,967,667
Short-Term Investment
Repurchase Agreement	—	472,097,351	—	472,097,351
Total Short-Term Investment	—	472,097,351	—	472,097,351
Total	$54,138,560	$5,033,817,791	$21,712,618	$5,109,668,969

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Long-Term Bonds
Corporate Bonds
Commercial Services	1,579,756	0	0	0	0	0	0	0	1,579,756	0
Entertainment	1,083,258	27,257	39,639	8,574		(188,676)			970,052	8,574
Media	3,602,177		337,394	(2,077,081)	267,094	(810,890)			1,318,694	(2,077,081)
Convertible Bonds
Internet	6,153	0	0	0	0	0	0	0	6,153	0
Loan Assignments & Participations
Machinery	0	0	0	(23,056,172)	25,259,200	0	0	0	2,203,028	(23,056,172)
Yankee Bonds
Leisure Time	0	0		3,289,426	12,185,000	0	0	0	15,474,426	3,289,426
Common Stocks
Advertising	104	0	(104)	0	0	0	0	0	0	0
Commercial Services	84,344	0	(23,048,641)	22,964,297	0	0	0	0	0	0
Machinery	0	0	0	5,371	0	0	0	0	5,371	5,371
Media	5,698,095	0	(18,548,475)	13,005,454	0	0	0	0	155,074	13,005,454
Preferred Stocks
Machinery	0	0	0	64	0	0	0	0	64	64
Warrants
Media	46,626	0	(4,097)	(42,529)	0	0	0	0	0	0
Total	$12,100,513	$27,257	$(41,224,284)	$14,097,404	$37,711,294	$(999,566)	$0	$0	$21,712,618	$(8,824,364)

As of July 31, 2009, the Fund held the following foreign currency:
		Currency		Cost		Value
Canadian Dollar	CAD	856,035	USD	694,951	USD	794,648

As of July 31, 2009, the Fund held the following restricted securities:

	Date(s) of	Principal Amount/		7/31/09	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond	7/25/01	$61,533,853	$0	$ 6,153	0.0	%‡
QuadraMed Corp.
Convertible Preferred Stock 5.50%	6/16/04	950,000	22,798,000	12,978,140	0.3
Total			$22,798,000	$ 12,984,293	0.3

‡   Less than one-tenth of a percent.

MainStay Institutional Bond Fund
Portfolio of Investments ††† July 31, 2009 unaudited

		Principal Amount	Value
	Long-Term Bonds 98.5%†
	Asset-Backed Security 2.6%
	Credit Cards 2.6%
¤	Chase Issuance Trust Series 2008-A6, Class A 1.488%, due 5/15/15 (a)	$6,100,000	$6,096,247

	Total Asset-Backed Security (Cost $6,100,000)		6,096,247

	Corporate Bonds 31.1%
	Agriculture 2.5%
	Altria Group, Inc. 9.70%, due 11/10/18	2,000,000	2,432,024
	Cargill, Inc.
	4.375%, due 6/1/13 (b)	455,000	459,309
	5.60%, due 9/15/12 (b)	495,000	526,295
	6.00%, due 11/27/17 (b)	1,935,000	2,018,323
	Lorillard Tobacco Co. 8.125%, due 6/23/19	345,000	377,469
			5,813,420

	Auto Manufacturers 0.5%
	Daimler Finance North America LLC 7.30%, due 1/15/12	1,140,000	1,220,972

	Banks 1.3%
	AgriBank FCB 9.125%, due 7/15/19	1,450,000	1,466,244
	Bank One Corp. 5.90%, due 11/15/11	1,505,000	1,588,854
			3,055,098

	Beverages 0.9%
	Anheuser-Busch InBev Worldwide, Inc. 5.375%, due 11/15/14 (b)	1,300,000	1,358,987
	Dr. Pepper Snapple Group, Inc. 6.82%, due 5/1/18	725,000	801,208
			2,160,195

	Chemicals 0.3%
	Dow Chemical Co. (The) 8.55%, due 5/15/19	540,000	592,431

	Diversified Financial Services 10.2%
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15	500,000	502,746
	5.70%, due 11/15/14	1,200,000	1,281,882
¤	Citigroup, Inc.
	5.50%, due 4/11/13	3,585,000	3,542,848
	8.50%, due 5/22/19	545,000	580,268
	Goldman Sachs Group, Inc. (The) 6.15%, due 4/1/18	805,000	860,196
	HSBC Finance Corp.
	6.375%, due 10/15/11	1,505,000	1,544,788
	6.75%, due 5/15/11	535,000	555,931
¤	International Lease Finance Corp.
	5.625%, due 9/20/13	2,860,000	1,995,902
	5.75%, due 6/15/11	1,480,000	1,169,699
	5.875%, due 5/1/13	320,000	222,858
	6.375%, due 3/25/13	1,380,000	960,149
	Jefferies Group, Inc. 5.50%, due 3/15/16	800,000	702,717
	John Deere Capital Corp.
	4.90%, due 9/9/13	930,000	985,919
	5.65%, due 7/25/11	1,135,000	1,217,334
	JPMorgan Chase & Co. 5.125%, due 9/15/14	2,140,000	2,214,673
	MBNA Corp. 7.50%, due 3/15/12	240,000	253,516
	Merrill Lynch & Co., Inc. 6.05%, due 8/15/12	1,255,000	1,292,761
	6.15%, due 4/25/13	790,000	811,439
	Morgan Stanley 4.75%, due 4/1/14	1,495,000	1,450,570
	Textron Financial Corp. 5.40%, due 4/28/13	1,880,000	1,586,353
			23,732,549

	Electric 1.4%
	AES Corp. (The) 8.875%, due 2/15/11	780,000	797,550
	FirstEnergy Corp. Series B 6.45%, due 11/15/11	1,680,000	1,792,088
	Virginia Electric and Power Co. 5.10%, due 11/30/12	660,000	709,988
			3,299,626

	Gas 0.5%
	Centerpoint Energy, Inc. 6.85%, due 6/1/15	1,135,000	1,113,534

	Health Care - Services 0.4%
	Coventry Health Care, Inc. 6.125%, due 1/15/15	1,103,000	972,983

	Insurance 0.8%
	MetLife, Inc. 6.125%, due 12/1/11	460,000	482,995
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,289,743
			1,772,738

	Media 2.7%
	Comcast Cable Holdings LLC 9.80%, due 2/1/12	1,205,000	1,391,184
	Cox Communications, Inc.
	6.75%, due 3/15/11	864,000	914,410
	7.125%, due 10/1/12	975,000	1,083,298
	Time Warner Cable, Inc. 8.25%, due 2/14/14	1,530,000	1,775,475
	Time Warner, Inc. 7.70%, due 5/1/32	1,030,000	1,140,447
			6,304,814

	Oil & Gas 2.4%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	600,000	623,382
	EQT Corp. 8.125%, due 6/1/19	1,465,000	1,652,565
	Marathon Oil Corp. 6.50%, due 2/15/14	860,000	948,224
	Valero Energy Corp. 6.125%, due 6/15/17	800,000	794,357
	XTO Energy, Inc.
	4.90%, due 2/1/14	1,050,000	1,087,165
	6.25%, due 8/1/17	398,000	433,166
			5,538,859

	Oil & Gas Services 0.6%
	Halliburton Co. 6.15%, due 9/15/19	1,350,000	1,514,114

	Pipelines 1.8%
	Kinder Morgan Energy Partners, L.P. 6.00%, due 2/1/17	875,000	900,066
	Magellan Midstream Partners 6.55%, due 7/15/19	275,000	298,394
	Panhandle Eastern Pipeline Co. 6.20%, due 11/1/17	1,040,000	1,070,191
	Williams Cos., Inc. (The)
	7.125%, due 9/1/11	855,000	897,530
	7.625%, due 7/15/19	1,000,000	1,070,000
			4,236,181

	Real Estate Investment Trusts 1.3%
	ERP Operating, L.P. 5.75%, due 6/15/17	875,000	836,469
	ProLogis 5.50%, due 4/1/12	2,300,000	2,173,364
			3,009,833

	Retail 1.4%
	Best Buy Co., Inc. 6.75%, due 7/15/13	1,620,000	1,696,727
	CVS Caremark Corp. 5.75%, due 6/1/17	1,475,000	1,570,074
			3,266,801

	Telecommunications 1.9%
	Alltel Corp. 6.50%, due 11/1/13	1,370,000	1,501,712
	AT&T, Inc. 6.70%, due 11/15/13	2,580,000	2,915,147
			4,416,859

	Transportation 0.2%
	Burlington Northern Santa Fe 5.65%, due 5/1/17	455,000	476,340

	Total Corporate Bonds (Cost $70,877,170)		72,497,347

	Mortgage-Backed Securities 5.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.9%
	Country Wide Alternative Loan Trust Series 2005-76, Class 2A1 2.21%, due 2/25/36 (a)	3,176,301	1,637,517
¤	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37	2,960,000	2,785,412
	Series 2004-GG1, Class A7 5.317%, due 6/10/36	3,275,000	3,280,225
	GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38	2,400,000	2,224,287
	Harborview Mortgage Loan Trust Series 2005-11, Class 2A1A 0.599%, due 8/19/45 (a)	83,965	44,882
	JP Morgan Mortgage Trust
	Series 2007-S3, Class 1A96 6.00%, due 7/25/37	949,084	614,977
	Series 2007-S3, Class 1A97 6.00%, due 7/25/37	2,087,985	1,624,388
	WaMu Mortgage Pass-Through Certificate Series 2006-AR7, Class 2A 2.19%, due 7/25/46 (a)(c)	4,587,116	1,422,006

	Total Mortgage-Backed Securities (Cost $19,595,736)		13,633,694
	U.S. Government & Federal Agencies 55.6%
	Fannie Mae (Collateralized Mortgage Obligations) 0.0% ‡
	Series 1991-66, Class J 8.125%, due 6/25/21	1,204	1,313

¤	Federal Home Loan Mortgage Corporation 2.5%
	4.75%, due 1/19/16	5,415,000	5,818,445

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.6%
	5.50%, due 4/1/37	148,745	154,302
	5.50%, due 5/1/37	119,015	123,461
	5.50%, due 7/1/37	580,262	601,668
	5.50%, due 1/1/38	593,609	615,507
	6.00%, due 2/1/11	2,368	2,454
			1,497,392

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 17.6%
	4.50%, due 7/1/18	216,104	225,651
	4.50%, due 8/1/19 TBA (d)	8,070,000	8,256,619
	5.00%, due 6/1/35	3,572,723	3,669,748
	5.00%, due 2/1/36	5,017,698	5,150,045
	5.50%, due 4/1/34	3,547,606	3,688,932
	5.50%, due 4/1/34	161,593	168,085
	5.50%, due 5/1/34	1,465,346	1,525,126
	5.50%, due 12/1/36	1,598,499	1,659,216
	5.50%, due 4/1/37	6,086,878	6,314,277
	5.50%, due 9/1/37	50,320	52,200
	6.00%, due 8/1/34	18,991	20,033
	6.00%, due 12/1/36	60,690	63,772
	6.00%, due 9/1/37	351,657	369,190
	6.00%, due 10/1/37	3,919,803	4,109,284
	6.00%, due 11/1/37	218,390	229,279
	6.00%, due 1/1/38	34,832	36,550
	6.00%, due 11/1/38	1,571,539	1,649,070
	6.50%, due 6/1/36	58,033	62,172
	6.50%, due 7/1/36	190,979	204,601
	6.50%, due 8/1/36	53,730	57,562
	6.50%, due 11/1/36	968,858	1,037,968
	6.50%, due 7/1/37	105,765	113,260
	6.50%, due 8/1/37	323,460	346,381
	6.50%, due 9/1/37	1,145,543	1,226,718
	6.50%, due 3/1/38	637,483	682,657
			40,918,396

¤	Freddie Mac (Collateralized Mortgage Obligations) 3.1%
	5.00%, due 9/15/31	2,400,000	2,506,056
	5.00%, due 4/15/32	1,250,000	1,286,537
	5.00%, due 7/15/32	1,804,000	1,850,016
	5.00%, due 6/15/34	1,425,000	1,460,438
			7,103,047

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 17.1%
	5.00%, due 8/1/36 TBA (d)	4,250,000	4,362,889
	5.50%, due 8/1/35 TBA (d)	11,060,000	11,464,376
	6.00%, due 8/1/35 TBA (d)	12,230,000	12,803,281
	6.50%, due 8/1/33 TBA (d)	10,480,000	11,148,100
	12.50%, due 1/15/14	1,187	1,357
			39,780,003

¤	United States Treasury Bond 3.4%
	3.50%, due 2/15/39	9,205,000	7,955,145

¤	United States Treasury Notes 11.3%
	2.375%, due 3/31/16	625,000	598,292
	2.625%, due 4/30/16	365,000	354,506
	2.75%, due 2/15/19	2,520,000	2,367,414
	3.125%, due 5/15/19	20,850,000	20,204,901
	3.25%, due 5/31/16	2,845,000	2,871,006
			26,396,119

	Total U.S. Government & Federal Agencies (Cost $128,416,864)		129,469,860

	Yankee Bonds 3.3% (e)
	Holding Company - Diversified 0.4%
	EnCana Holdings Finance Corp. 5.80%, due 5/1/14	860,000	935,877

	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 8.75%, due 2/2/11	735,000	735,000

	Mining 0.6%
	Anglo American Capital PLC 9.375%, due 4/8/19 (b)	1,180,000	1,345,200

	Miscellaneous - Manufacturing 0.4%
	Tyco Electronics Group S.A. 6.00%, due 10/1/12	1,070,000	1,071,782

	Pipelines 0.4%
	Aquila Canada Finance Corp. 7.75%, due 6/15/11	835,000	865,047

	Telecommunications 1.2%
	Telecom Italia Capital S.A.
	6.175%, due 6/18/14	1,785,000	1,917,634
	6.999%, due 6/4/18	775,000	855,268
			2,772,902

	Total Yankee Bonds (Cost $7,278,565)		7,725,808

	Total Long-Term Bonds (Cost $232,268,335)		229,422,956

	Short-Term Investment 23.1%
	Repurchase Agreement 23.1%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $53,820,525 (Collateralized by a United States Treasury Bill with a rate of 0.239% and a maturity date of 12/31/09, with a Principal Amount of $54,955,000 and a Market Value of $54,900,045)	53,820,435	53,820,435

	Total Short-Term Investment (Cost $53,820,435)		53,820,435

	Total Investments (Cost $286,088,770) (f)	121.6%	283,243,391
	Liabilities in Excess of
	Cash and Other Assets	(21.6)	(50,391,466)
	Net Assets	100.0%	$232,851,925

¤	Among the Fund's 10 largest issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security. The total market value of this security at July 31, 2009 is $1,422,006, which represents 0.6% of the Fund's net assets.
(d)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2009 is $48,035,265, which represents 20.6% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	At July 31, 2009, cost is $286,332,687 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$5,778,212
Gross unrealized depreciation	(8,867,508)
Net unrealized depreciation	$(3,089,296)

The following is a list of the inputs used as of July 31, 2009, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Security	$—	$6,096,247	$—	$6,096,247
Corporate Bonds	—	72,497,347	—	72,497,347
Mortgage-Backed Securities	—	12,211,688	1,422,006	13,633,694
U.S. Government & Federal Agencies	—	129,469,860	—	129,469,860
Yankee Bonds	—	7,725,808	—	7,725,808
Total Long-Term Bonds	—	228,000,950	1,422,006	229,422,956
Short-Term Investment
Repurchase Agreement	—	53,820,435	—	53,820,435
Total Short-Term Investment	—	53,820,435	—	53,820,435
Total	$—	$281,821,385	$1,422,006	$283,243,391

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	$2,521,503	$(45)	$931	$(743,375)	$0	$(357,008)	$0	$0	$1,422,006	$(743,375)
Total	$2,521,503	$(45)	$931	$(743,375)	$0	$(357,008)	$0	$0	$1,422,006	$(743,375)

MainStay International Equity Fund
Portfolio of Investments ††† July 31, 2009 unaudited

		Shares	Value
	Common Stocks 91.2%†
	Australia 0.8%
	AMP, Ltd. (Insurance)	297,100	$1,396,455
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	28,500	1,794,360
	Perpetual, Ltd. (Capital Markets)	43,700	1,224,740
			4,415,555

	Belgium 3.5%
	Belgacom S.A. (Diversified Telecommunication Services)	277,900	9,955,740
	Mobistar S.A. (Wireless Telecommunication Services)	148,363	9,455,509
			19,411,249

	Bermuda 0.9%
	Esprit Holdings, Ltd. (Specialty Retail)	686,300	4,932,473

	Canada 0.8%
	Fairfax Financial Holdings, Ltd. (Insurance)	4,900	1,496,411
	IGM Financial, Inc. (Capital Markets)	9,700	405,109
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	100,100	2,704,953
			4,606,473

	Denmark 0.5%
	Novo-Nordisk A/S Class B (Pharmaceuticals)	50,500	2,972,180

	Finland 1.9%
	Nokia OYJ, Sponsored ADR (Communications Equipment) (a)	416,400	5,554,776
	Sampo OYJ (Insurance)	233,200	4,869,364
			10,424,140

	France 4.2%
	AXA S.A., Sponsored ADR (Insurance) (a)	36,400	769,496
	BioMerieux (Health Care Equipment & Supplies)	13,051	1,270,116
	BNP Paribas S.A. (Commercial Banks)	26,000	1,895,506
	Ipsen S.A. (Pharmaceuticals)	31,600	1,455,225
	Neopost S.A. (Office Electronics)	66,835	5,691,778
	Publicis Groupe (Media)	40,605	1,443,384
	Societe Television Francaise 1 (Media)	142,880	2,213,640
	Total S.A. (Oil, Gas & Consumable Fuels)	154,100	8,546,139
			23,285,284

	Germany 5.9%
	Allianz SE, ADR (Insurance) (a)	384,800	3,813,368
	Allianz SE (Insurance)	5,500	543,958
	Bayer A.G. (Pharmaceuticals)	9,200	564,635
	Beiersdorf A.G. (Personal Products)	51,200	2,578,218
	Deutsche Boerse A.G. (Diversified Financial Services)	106,700	8,455,617
¤	Hannover Rueckversicherung A.G. (Insurance) (b)	249,186	10,139,951
	Muenchener Rueckversicherungs A.G. (Insurance)	5,900	892,139
	Siemens A.G. (Industrial Conglomerates)	32,600	2,602,027
	Siemens A.G., Sponsored ADR (Industrial Conglomerates) (a)	38,900	3,091,772
			32,681,685

	Greece 1.3%
	OPAP S.A. (Hotels, Restaurants & Leisure)	289,348	6,949,067

	Israel 0.2%
	Cellcom Israel, Ltd. (Wireless Telecommunication Services)	29,800	833,208
	Partner Communications, ADR (Wireless Telecommunication Services) (a)	14,500	273,470
			1,106,678

	Italy 8.6%
	Assicurazioni Generali S.p.A. (Insurance)	138,840	3,164,238
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	304,700	7,091,935
	ENI S.p.A., Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	5,000	232,900
	Intesa Sanpaolo S.p.A. (Commercial Banks) (b)	508,000	1,891,586
	MediaSet S.p.A. (Media)	1,156,510	6,993,222
	Mediolanum S.p.A (Insurance)	336,500	1,922,050
¤	Snam Rete Gas S.p.A. (Gas Utilities)	3,791,386	16,603,360
	Terna S.p.A. (Electric Utilities)	2,793,125	9,843,119
			47,742,410

	Japan 17.1%
	Astellas Pharma, Inc. (Pharmaceuticals)	257,700	9,831,408
	Canon, Inc. (Office Electronics)	165,300	6,166,542
	Capcom Co., Ltd. (Software)	46,200	935,474
	FamilyMart Co., Ltd. (Food & Staples Retailing)	58,600	1,907,403
	Japan Tobacco, Inc. (Tobacco)	2,076	6,011,350
	Keyence Corp. (Electronic Equipment & Instruments)	1,300	256,772
	Kose Corp. (Personal Products)	40,100	818,739
	Lawson, Inc. (Food & Staples Retailing)	40,000	1,661,295
	MISUMI Group, Inc. (Trading Companies & Distributors)	93,800	1,537,477
	Nintendo Co., Ltd. (Software)	32,010	8,656,654
	Nintendo Co., Ltd., ADR (Software) (a)	10,300	341,136
	Nippon Television Network Corp. (Media)	7,400	961,120
	Nissin Foods Holdings Co., Ltd. (Food Products)	250,100	7,982,056
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	11,504	16,680,040
	OBIC Co., Ltd. (IT Services)	28,060	4,789,104
	Ono Pharmaceutical Co., Ltd. (Pharmaceuticals)	25,400	1,130,082
	Ryohin Keikaku Co., Ltd. (Multiline Retail)	56,300	2,338,272
	Sankyo Co., Ltd. (Leisure Equipment & Products)	85,800	5,113,997
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	94,800	2,960,465
	Square Enix Holdings Co., Ltd. (Software)	216,100	4,807,297
	Sysmex Corp. (Health Care Equipment & Supplies)	21,500	824,782
	Terumo Corp. (Health Care Equipment & Supplies)	114,800	5,835,540
	Tokio Marine Holdings, Inc. (Insurance)	98,100	2,850,991
	Tokyo Gas Co., Ltd. (Gas Utilities)	122,100	447,754
			94,845,750

	Netherlands 3.4%
	Gemalto N.V. (Computers & Peripherals) (b)	32,400	1,209,908
	Reed Elsevier N.V. (Media)	367,146	3,848,296
	TNT N.V. (Air Freight & Logistics)	249,028	5,915,066
	Unilever N.V. (Food Products)	140,000	3,808,000
	Unilever N.V., CVA (Food Products) (c)	153,600	4,196,811
			18,978,081

	Norway 0.3%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	71,000	1,517,428

	Singapore 2.3%
	DBS Group Holdings, Ltd. (Commercial Banks)	777,700	7,500,591
	Singapore Post, Ltd. (Air Freight & Logistics)	646,900	404,551
	SMRT Corp., Ltd. (Road & Rail)	1,103,200	1,303,158
	Venture Corp., Ltd. (Electronic Equipment & Instruments)	532,100	3,530,942
			12,739,242

	Spain 4.5%
¤	Enagas (Gas Utilities)	910,300	18,002,119
	Gestevision Telecinco S.A. (Media)	145,700	1,661,329
	Indra Sistemas S.A. (IT Services)	237,500	5,458,451
			25,121,899

	Sweden 0.4%
	Svenska Handelsbanken Class A (Commercial Banks)	84,700	2,071,722

	Switzerland 14.1%
	ABB, Ltd., Sponsored ADR (Electrical Equipment) (a)	97,100	1,774,988
	Actelion, Ltd., Registered (Biotechnology) (b)	71,600	3,949,675
	Alcon, Inc. (Health Care Equipment & Supplies)	21,700	2,768,920
	Geberit A.G. (Building Products)	18,932	2,641,427
¤	Nestle S.A. Registered (Food Products)	517,500	21,297,572
¤	Novartis A.G. Registered (Pharmaceuticals)	268,348	12,289,291
¤	Novartis A.G., ADR (Pharmaceuticals) (a)	171,200	7,810,144
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	140,325	22,125,825
	UBS A.G. (Capital Markets) (b)	244,300	3,600,982
			78,258,824

	United Kingdom 20.2%
	Barclays PLC (Commercial Banks)	756,400	3,819,647
	BHP Billiton Ltd. (Metals & Mining)	30,200	788,496
¤	BP PLC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	350,620	17,545,025
	Cobham PLC (Aerospace & Defense)	1,973,762	5,905,055
	Diageo PLC (Beverages)	67,761	1,061,735
	GlaxoSmithKline PLC (Pharmaceuticals)	26,500	508,627
	GlaxoSmithKline PLC, Sponsored ADR (Pharmaceuticals) (a)	92,600	3,545,654
	HSBC Holdings PLC, Sponsored ADR (Commercial Banks) (a)	30,600	1,551,420
	Lloyds TSB Group PLC (Commercial Banks)	732,000	1,039,354
¤	Man Group PLC (Capital Markets)	2,472,600	11,430,758
	Rolls-Royce Group PLC (Aerospace & Defense) (b)	419,499	2,902,866
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	186,200	9,801,568
	Schroders PLC (Capital Markets)	279,237	4,559,564
	Scottish & Southern Energy PLC (Electric Utilities)	490,350	9,067,495
	Shire PLC (Pharmaceuticals)	145,200	2,153,838
	Shire PLC, ADR (Pharmaceuticals) (a)	105,200	4,714,012
	St James's Place PLC (Insurance)	645,500	1,957,070
¤	Tesco PLC (Food & Staples Retailing)	3,511,335	21,555,751
	Vodafone Group PLC, ADR (Wireless Telecommunication Services) (a)	401,024	8,253,074
			112,161,009

	United States 0.3%
	Philip Morris International, Inc. (Tobacco)	18,000	838,800
	Synthes, Inc. (Health Care Equipment & Supplies)	7,700	865,363
			1,704,163

	Total Common Stocks (Cost $502,741,154)		505,925,312

	Exchange Traded Funds 1.9% (d)
	United States 1.9%
	iShares MSCI EAFE Index Fund (Capital Markets) (e)	33,200	1,673,612
	iShares S&P Europe 350 Index Fund (Capital Markets)	175,400	6,105,674
	Vanguard Europe Pacific (Capital Markets)	84,800	2,677,984

	Total Exchange Traded Funds (Cost $11,263,749)		10,457,270

		Number of Warrants	Value
	Warrants 1.3%
	Ireland 1.3%
	Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (Airlines) (b)(f)	1,635,245	7,213,559

	Total Warrants (Cost $6,780,034)		7,213,559

		Principal Amount	Value
	Short-Term Investment 1.8%
	Repurchase Agreement 1.8%
	United States 1.8%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $9,947,146 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $10,150,000 and a Market Value of $10,146,955) (Capital Markets)	$9,947,130	9,947,130

	Total Short-Term Investment (Cost $9,947,130)		9,947,130

	Total Investments, Before Written Options (Cost $530,732,067) (g)	96.2%	533,543,271

		Number of Contracts	Value
	Written Options (0.0%)‡
	Switzerland (0.0%)‡
	Alcon, Inc. Strike Price $130.00 Expires 8/22/09 (Health Care Equipment & Supplies)	(110)	(20,350)

	United Kingdom (0.0%)‡
	Glaxosmithkline PLC Strike Price $40.00 Expires 8/22/09 (Pharmaceuticals)	(352)	(9,504)

	Total Written Options (Proceeds $21,985)		(29,854)

	Total Investments, Net of Written Options (Cost $530,710,082)	96.2%	533,513,417
	Cash and Other Assets,
	Less Liabilities	3.8	21,236,178
	Net Assets	100.0%	$554,749,595

¤
Among the Fund's 10 largest holdings as of July 31, 2009, excluding short-term investment.  One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	CVA - Certificaten Van Aandelen.
(d)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(e)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of July 31, 2009, the MSCI EAFE Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	At July 31, 2009, cost is $534,578,768 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$43,359,915
Gross unrealized depreciation	(44,395,412)
Net unrealized depreciation	$(1,035,497)

The following abbreviation is used in the above portfolio:
€	Euro

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$4,415,555	$—	$—	$4,415,555
Belgium	19,411,249	—	—	19,411,249
Bermuda	4,932,473	—	—	4,932,473
Canada	4,606,473	—	—	4,606,473
Denmark	2,972,180	—	—	2,972,180
Finland	10,424,140	—	—	10,424,140
France	23,285,284	—	—	23,285,284
Germany	32,681,685	—	—	32,681,685
Greece	6,949,067	—	—	6,949,067
Israel	1,106,678	—	—	1,106,678
Italy	47,742,410	—	—	47,742,410
Japan	94,845,750	—	—	94,845,750
Netherlands	18,978,081	—	—	18,978,081
Norway	1,517,428	—	—	1,517,428
Singapore	12,739,242	—	—	12,739,242
Spain	25,121,899	—	—	25,121,899
Sweden	2,071,722	—	—	2,071,722
Switzerland	78,258,824	—	—	78,258,824
United Kingdom	112,161,009	—	—	112,161,009
United States	1,704,163	—	—	1,704,163
Total Common Stocks	505,925,312	—	—	505,925,312
Exchange Traded Funds
United States	10,457,270	—	—	10,457,270
Total Exchange Traded Funds	10,457,270	—	—	10,457,270
Warrants
Ireland	—	7,213,559	—	7,213,559
Total Warrants	—	7,213,559	—	7,213,559
Short-Term Investment
Repurchase Agreement
United States	—	9,947,130	—	9,947,130
Total Short-Term Investment	—	9,947,130	—	9,947,130
Foreign Currency Forward Contracts (a)	—	1,894,479	—	1,894,479
Total	$516,382,582	$19,055,168	$—	$535,437,750

(a) The value listed for these securities is the unrealized as shown on the foreign currency forward contracts table.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Switzerland	$(20,350)	$—	$—	$(20,350)
United Kingdom	(9,504)	—	—	(9,504)
Total Written Options	(29,854)	—	—	(29,854)
Foreign Currency Forward Contracts (a)	—	(143,321)	—	(143,321)
Total	$(29,854)	$(143,321)	$—	$(173,175)

(a) The value listed for these securities is the unrealized as shown on the foreign currency forward contracts table.

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Common Stock	$126,548	$0	$(11,343)	$1,667	$0	$(116,872)	$0	$0	$0	$0
Total	$126,548	$0	$(11,343)	$1,667	$0	$(116,872)	$0	$0	$0	$0

As of July 31, 2009, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 10/14/09	JPMorgan Chase Bank	AUD	21,177,820	USD	16,614,000	USD	1,006,161
Pound Sterling vs. U.S. Dollar, expiring 8/10/09	HSBC BankUSA	GBP	993,503		1,491,000		168,575

			Contract Amount Sold		Contract Amount Purchased
Foreign Currency Sale Contracts:
Canadian vs. Euro, expiring 10/22/09	JPMorgan Chase Bank	CAD	2,040,000	EUR	1,323,215		(8,180)
Swiss Franc vs. Japanese Yen, expiring 9/14/09	HSBC BankUSA	CHF	30,432,471	JPY	2,747,200,000		555,393
Euro vs. Australian Dollar, expiring 10/6/09	HSBC BankUSA	EUR	1,786,702	AUD	3,165,000		88,276
Euro vs. Japanese Yen, expiring 9/25/09	HSBC BankUSA	EUR	6,605,000	JPY	877,645,980		(135,141)
Japanese Yen vs. Norwegian Krone, expiring 8/25/09	HSBC BankUSA	JPY	190,569,300	NOK	12,820,000		76,074
Net unrealized appreciation on foreign currency forward contracts						USD	1,751,158

As of July 31, 2009, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	2,911,239	USD	2,019,527	USD	2,434,814
Canadian Dollar	CAD	34,647		32,029		32,163
Danish Krone	DKK	142,466		25,491		27,268
Euro	EUR	4,899,115		6,905,056		6,982,705
Hong Kong Dollar	HKD	2,419		312		312
Japanese Yen	JPY	151,896,382		1,598,102		1,605,246
Norwegian Krone	NOK	386,062		62,596		62,985
Pound Sterling	GBP	388,544		638,377		649,043
Singapore Dollar	SGD	3,177,974		2,183,616		2,208,230
Swedish Krona	SEK	7,097,805		905,932		983,620
Swiss Franc	CHF	2,783,096		2,594,170		2,604,310
Total			USD	16,965,208	USD	17,590,696

MainStay Large Cap Growth Fund

Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 97.9%†
	Aerospace & Defense 2.1%
	United Technologies Corp.	1,139,400	$62,063,118

	Air Freight & Logistics 1.5%
	C.H. Robinson Worldwide, Inc.	465,900	25,405,527
	Expeditors International of Washington, Inc.	545,300	18,502,029
			43,907,556

	Biotechnology 2.4%
	Gilead Sciences, Inc. (a)	1,420,000	69,480,600

	Capital Markets 6.0%
	BlackRock, Inc.	273,000	52,017,420
	Charles Schwab Corp. (The)	3,673,000	65,636,510
	Goldman Sachs Group, Inc. (The)	188,000	30,700,400
	Morgan Stanley	953,000	27,160,500
			175,514,830

	Chemicals 3.6%
	Ecolab, Inc.	636,900	26,437,719
	Monsanto Co.	913,800	76,759,200
			103,196,919

	Communications Equipment 8.6%
¤	Cisco Systems, Inc. (a)	3,576,000	78,707,760
	Juniper Networks, Inc. (a)	1,098,100	28,693,353
¤	QUALCOMM, Inc.	2,376,300	109,808,823
	Research In Motion, Ltd. (a)	435,300	33,082,800
			250,292,736

	Computers & Peripherals 7.6%
¤	Apple, Inc. (a)	602,500	98,442,475
¤	Hewlett-Packard Co.	2,168,012	93,874,920
	International Business Machines Corp.	247,000	29,128,710
			221,446,105

	Construction & Engineering 1.0%
	Aecom Technology Corp. (a)	893,100	28,936,440

	Diversified Financial Services 2.8%
	IntercontinentalExchange, Inc. (a)	286,600	26,957,596
	JPMorgan Chase & Co.	1,370,800	52,981,420
			79,939,016

	Electrical Equipment 0.4%
	First Solar, Inc. (a)	82,400	12,721,736

	Electronic Equipment & Instruments 1.0%
	Dolby Laboratories, Inc. Class A (a)	718,400	29,906,992

	Energy Equipment & Services 3.6%
	FMC Technologies, Inc. (a)	906,000	39,411,000
	Transocean, Inc. (a)	333,900	26,608,491
	Weatherford International, Ltd. (a)	2,049,200	38,442,992
			104,462,483

	Food & Staples Retailing 3.2%
	CVS Caremark Corp.	1,243,800	41,642,424
	Wal-Mart Stores, Inc.	1,027,600	51,256,688
			92,899,112

	Health Care Equipment & Supplies 4.4%
	Baxter International, Inc.	973,300	54,864,921
	Mindray Medical International, Ltd., ADR (b)	1,048,890	31,173,011
	St. Jude Medical, Inc. (a)	1,134,900	42,797,079
			128,835,011

	Health Care Providers & Services 4.2%
¤	Medco Health Solutions, Inc. (a)	2,331,800	123,258,948

	Hotels, Restaurants & Leisure 1.4%
	Carnival Corp.	1,405,000	39,325,950

	Internet & Catalog Retail 2.6%
	Amazon.com, Inc. (a)	167,300	14,347,648
	Priceline.com, Inc. (a)	481,500	62,412,030
			76,759,678

	Internet Software & Services 7.2%
	Baidu, Inc., ADR (a)(b)	168,400	58,626,776
	Equinix, Inc. (a)	570,600	46,635,138
¤	Google, Inc. Class A (a)	234,770	104,014,848
			209,276,762

	IT Services 7.8%
¤	Cognizant Technology Solutions Corp. Class A (a)	2,758,100	81,612,179
	Mastercard, Inc. Class A	295,400	57,316,462
¤	Visa, Inc. Class A	1,327,000	86,865,420
			225,794,061

	Life Sciences Tools & Services 0.8%
	Illumina, Inc. (a)	608,500	21,991,190

	Machinery 2.3%
	Danaher Corp.	1,078,400	66,041,216

	Multiline Retail 1.8%
	Kohl's Corp. (a)	738,400	35,849,320
	Target Corp.	352,500	15,376,050
			51,225,370

	Oil, Gas & Consumable Fuels 5.0%
	Petro-Canada	1,376,600	56,949,942
	PetroHawk Energy Corp. (a)	846,000	20,540,880
	Petroleo Brasileiro S.A., ADR (b)	701,100	28,913,364
	Southwestern Energy Co. (a)	959,100	39,735,513
			146,139,699

	Pharmaceuticals 2.7%
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	1,470,100	78,415,134

	Road & Rail 3.0%
¤	Union Pacific Corp.	1,541,300	88,655,576

	Semiconductors & Semiconductor Equipment 1.0%
	Marvell Technology Group, Ltd. (a)	2,192,464	29,247,470

	Software 5.4%
	Adobe Systems, Inc. (a)	918,700	29,784,254
	McAfee, Inc. (a)	577,800	25,758,324
	Microsoft Corp.	1,878,800	44,189,376
	Oracle Corp.	2,557,100	56,588,623
			156,320,577

	Specialty Retail 1.4%
	Best Buy Co., Inc.	724,900	27,089,513
	O'Reilly Automotive, Inc. (a)	346,400	14,084,624
			41,174,137

	Trading Companies & Distributors 1.0%
	Fastenal Co.	840,800	29,907,256

	Wireless Telecommunication Services 2.1%
	America Movil SAB de C.V., Series L, ADR (b)	730,000	31,397,300
	American Tower Corp. Class A (a)	863,600	29,440,124
			60,837,424

	Total Common Stocks (Cost $2,522,528,523)		2,847,973,102

		Principal Amount	Value
	Short-Term Investment 3.0%
	Repurchase Agreement 3.0%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $85,187,684 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09 with a Principal Amount of $86,920,000 and a Market Value of $86,893,924)	$85,187,542	85,187,542

	Total Short-Term Investment (Cost $85,187,542)		85,187,542

	Total Investments (Cost $2,607,716,065) (c)	100.9%	2,933,160,644
	Liabilities in Excess of
	Cash and Other Assets	(0.9)	(24,809,790)
	Net Assets	100.0%	$2,908,350,854

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2009, cost is $2,630,391,196 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$353,103,041
Gross unrealized depreciation	(50,333,593)
Net unrealized appreciation	$302,769,448

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$62,063,118	$—	$—	$62,063,118
Air Freight & Logistics	43,907,556	—	—	43,907,556
Biotechnology	69,480,600	—	—	69,480,600
Capital Markets	175,514,830	—	—	175,514,830
Chemicals	103,196,919	—	—	103,196,919
Communications Equipment	250,292,736	—	—	250,292,736
Computers & Peripherals	221,446,105	—	—	221,446,105
Construction & Engineering	28,936,440	—	—	28,936,440
Diversified Financial Services	79,939,016	—	—	79,939,016
Electrical Equipment	12,721,736	—	—	12,721,736
Electronic Equipment & Instruments	29,906,992	—	—	29,906,992
Energy Equipment & Services	104,462,483	—	—	104,462,483
Food & Staples Retailing	92,899,112	—	—	92,899,112
Health Care Equipment & Supplies	128,835,011	—	—	128,835,011
Health Care Providers & Services	123,258,948	—	—	123,258,948
Hotels, Restaurants & Leisure	39,325,950	—	—	39,325,950
Internet & Catalog Retail	76,759,678	—	—	76,759,678
Internet Software & Services	209,276,762	—	—	209,276,762
IT Services	225,794,061	—	—	225,794,061
Life Sciences Tools & Services	21,991,190	—	—	21,991,190
Machinery	66,041,216	—	—	66,041,216
Multiline Retail	51,225,370	—	—	51,225,370
Oil, Gas & Consumable Fuels	146,139,699	—	—	146,139,699
Pharmaceuticals	78,415,134	—	—	78,415,134
Road & Rail	88,655,576	—	—	88,655,576
Semiconductors & Semiconductor Equipment	29,247,470	—	—	29,247,470
Software	156,320,577	—	—	156,320,577
Specialty Retail	41,174,137	—	—	41,174,137
Trading Companies & Distributors	29,907,256	—	—	29,907,256
Wireless Telecommunication Services	60,837,424	—	—	60,837,424
Total Common Stocks	2,847,973,102	—	—	2,847,973,102
Short-Term Investment
Repurchase Agreement	—	85,187,542	—	85,187,542
Total Short-Term Investment	—	85,187,542	—	85,187,542
Total	$2,847,973,102	$85,187,542	$—	$2,933,160,644
At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 97.9%†
	Aerospace & Defense 4.3%
	Boeing Co. (The)	191,400	$8,212,974
	GenCorp, Inc. (a)	134,700	350,221
	Hexcel Corp. (a)	48,032	490,407
	Honeywell International, Inc.	532,950	18,493,365
	Lockheed Martin Corp.	184,200	13,770,792
	Northrop Grumman Corp.	119,728	5,337,474
	Orbital Sciences Corp. (a)	142,500	1,929,450
	Raytheon Co.	61,600	2,892,120
			51,476,803

	Air Freight & Logistics 0.3%
	TNT N.V.	167,280	3,973,337

	Airlines 0.5%
	Singapore Airlines, Ltd.	296,900	2,785,081
	Southwest Airlines Co.	349,100	2,740,435
			5,525,516

	Auto Components 1.0%
	Goodyear Tire & Rubber Co. (The) (a)	95,650	1,627,963
	Johnson Controls, Inc.	417,100	10,794,548
			12,422,511

	Automobiles 1.2%
	Daimler A.G.	123,100	5,697,003
	Toyota Motor Corp., Sponsored ADR (b)	99,350	8,363,283
			14,060,286

	Beverages 3.4%
	Coca-Cola Co. (The)	341,125	17,001,670
	PepsiCo, Inc.	332,941	18,894,402
	Pernod-Ricard	66,200	5,144,224
			41,040,296

	Biotechnology 1.0%
	Alkermes, Inc. (a)	93,580	965,746
	Celgene Corp. (a)	90,992	5,182,904
	Genzyme Corp. (a)	81,221	4,214,558
	Gilead Sciences, Inc. (a)	20,000	978,600
			11,341,808

	Capital Markets 3.8%
	Ameriprise Financial, Inc.	179,166	4,980,815
	Bank of New York Mellon Corp. (The)	524,975	14,352,817
	Credit Suisse Group A.G., Sponsored ADR (b)	113,150	5,359,916
	Goldman Sachs Group, Inc. (The)	44,199	7,217,697
	Jefferies Group, Inc. (a)	286,151	6,541,412
	Knight Capital Group, Inc. Class A (a)	10,253	190,398
	Legg Mason, Inc.	22,710	639,059
	State Street Corp.	110,198	5,542,959
	Virtus Investment Partners, Inc. (a)	2,564	40,639
			44,865,712

	Chemicals 2.1%
	CF Industries Holdings, Inc.	17,200	1,357,768
	E.I. du Pont de Nemours & Co.	336,500	10,407,945
	Monsanto Co.	68,414	5,746,776
	Mosaic Co. (The)	24,140	1,258,901
	Solvay S.A.	31,550	3,092,463
	Yara International A.S.A.	108,400	3,360,171
			25,224,024

	Commercial Banks 4.6%
	Banco Santander S.A.	429,125	6,214,177
	Popular, Inc.	420,671	534,252
	Societe Generale	72,850	4,677,679
	Standard Chartered PLC	183,650	4,359,318
	Sumitomo Mitsui Financial Group, Inc.	179,700	7,691,255
	U.S. Bancorp	382,400	7,804,784
¤	Wells Fargo & Co.	939,174	22,972,196
			54,253,661

	Commercial Services & Supplies 0.5%
	Covanta Holding Corp. (a)	245,553	4,147,390
	Waste Management, Inc.	48,600	1,366,146
			5,513,536

	Communications Equipment 1.4%
	Cisco Systems, Inc. (a)	712,500	15,682,125
	Finisar Corp. (a)	263,489	168,369
	Motorola, Inc.	10,100	72,316
	Nokia OYJ, Sponsored ADR (b)	50,200	669,668
			16,592,478

	Computers & Peripherals 4.2%
¤	Apple, Inc. (a)	142,625	23,303,499
	Dell, Inc. (a)	249,500	3,338,310
	Hewlett-Packard Co.	413,550	17,906,715
	SanDisk Corp. (a)	200,442	3,571,876
	Sun Microsystems, Inc. (a)	209,152	1,917,924
			50,038,324

	Construction & Engineering 0.5%
	China Communications Construction Co., Ltd. Class H	638,500	828,809
	China Railway Construction Corp., Ltd.	980,100	1,573,208
	Jacobs Engineering Group, Inc. (a)	87,950	3,604,191
			6,006,208

	Consumer Finance 2.1%
	American Express Co.	362,800	10,278,124
	Capital One Financial Corp.	367,850	11,292,995
	Discover Financial Services	308,330	3,662,960
			25,234,079

	Diversified Consumer Services 0.3%
	Coinstar, Inc. (a)	120,120	3,991,588

	Diversified Financial Services 3.2%
	Bank of America Corp.	101,764	1,505,090
	Citigroup, Inc.	236,200	748,754
	CME Group, Inc.	16,600	4,628,578
¤	JPMorgan Chase & Co.	742,850	28,711,152
	Leucadia National Corp. (a)	118,200	2,895,900
			38,489,474

	Diversified Telecommunication Services 0.8%
	AT&T, Inc.	312,800	8,204,744
	Verizon Communications, Inc.	22,700	727,989
			8,932,733

	Electric Utilities 1.8%
	American Electric Power Co., Inc.	31,365	971,061
	Duke Energy Corp.	963,200	14,910,336
	Energias de Portugal S.A.	934,500	3,706,795
	Westar Energy, Inc.	72,500	1,426,075
			21,014,267

	Electrical Equipment 0.2%
	Rockwell Automation, Inc.	67,800	2,807,598

	Electronic Equipment & Instruments 1.3%
	Anixter International, Inc. (a)	14,200	485,924
	Corning, Inc.	113,600	1,931,200
	HOYA Corp.	194,500	4,696,776
	Murata Manufacturing Co., Ltd.	75,500	3,702,193
	Sanmina-SCI Corp. (a)	373,239	227,676
	Tyco Electronics, Ltd.	193,689	4,158,503
			15,202,272

	Energy Equipment & Services 2.5%
	Baker Hughes, Inc.	444,250	17,992,125
	BJ Services Co.	182,872	2,593,125
	Exterran Holdings, Inc. (a)	33,000	573,870
	Hercules Offshore, Inc. (a)	182,362	864,396
	Key Energy Services, Inc. (a)	277,805	1,927,967
	Newpark Resources, Inc. (a)	41,620	109,460
	Parker Drilling Co. (a)	68,200	315,084
	Saipem S.p.A.	91,500	2,477,883
	Schlumberger, Ltd.	34,600	1,851,100
	Tidewater, Inc.	12,500	562,500
			29,267,510

	Food & Staples Retailing 2.7%
¤	CVS Caremark Corp.	611,076	20,458,824
	Wal-Mart Stores, Inc.	165,520	8,256,138
	Walgreen Co.	130,050	4,038,053
			32,753,015

	Food Products 0.4%
	Archer-Daniels-Midland Co.	39,263	1,182,602
	Bunge, Ltd.	47,390	3,315,878
	Kraft Foods, Inc. Class A	11,800	334,412
			4,832,892

	Gas Utilities 0.2%
	National Fuel Gas Co.	32,500	1,318,850
	Nicor, Inc.	31,850	1,160,614
			2,479,464

	Health Care Equipment & Supplies 3.5%
	ArthroCare Corp. (a)	12,210	164,835
	Baxter International, Inc.	64,750	3,649,958
	Boston Scientific Corp. (a)	163,750	1,758,675
	Covidien PLC	498,469	18,847,113
	Gen-Probe, Inc. (a)	26,468	982,492
	Hospira, Inc. (a)	98,850	3,798,805
	Medtronic, Inc.	365,761	12,955,255
			42,157,133

	Health Care Providers & Services 1.1%
	Aetna, Inc.	348,570	9,400,933
	Cardinal Health, Inc.	58,170	1,937,061
	Humana, Inc. (a)	51,930	1,705,901
	SunLink Health Systems, Inc. (a)	50,068	113,654
	Universal Health Services, Inc. Class B	3,000	166,830
			13,324,379

	Hotels, Restaurants & Leisure 1.0%
	InterContinental Hotels Group PLC, ADR (b)	368,383	4,170,095
	Marriott International, Inc. Class A	26,863	578,624
	McDonald's Corp.	119,480	6,578,569
	Starwood Hotels & Resorts Worldwide, Inc.	39,000	920,790
			12,248,078

	Household Products 0.6%
	Colgate-Palmolive Co.	28,100	2,035,564
	Procter & Gamble Co. (The)	91,500	5,079,165
			7,114,729

	Independent Power Producers & Energy Traders 0.5%
	AES Corp. (The) (a)	402,000	5,141,580
	Dynegy, Inc. Class A (a)	338,000	679,380
	Mirant Corp. (a)	29,700	536,382
			6,357,342

	Industrial Conglomerates 2.3%
	3M Co.	39,590	2,791,887
	General Electric Co.	558,850	7,488,590
	Hutchison Whampoa, Ltd.	763,800	5,696,433
	Siemens A.G.	62,050	4,952,630
	Sime Darby Berhad	859,900	2,013,960
	Tyco International, Ltd.	162,789	4,919,484
			27,862,984

	Insurance 4.7%
	ACE, Ltd.	253,200	12,421,992
	Allstate Corp. (The)	180,100	4,846,491
	Aon Corp.	140,540	5,544,303
	Chubb Corp. (The)	47,100	2,175,078
	HCC Insurance Holdings, Inc.	61,100	1,533,610
	Marsh & McLennan Cos., Inc.	101,655	2,075,795
	MetLife, Inc.	167,861	5,698,881
	Muenchener Rueckversicherungs A.G.	34,050	5,148,701
	Phoenix Cos., Inc. (The) (a)	95,300	209,660
	Principal Financial Group, Inc.	39,250	930,225
	Reinsurance Group of America, Inc.	33,692	1,398,218
	Travelers Cos., Inc. (The)	167,906	7,231,711
	W.R. Berkley Corp.	275,750	6,405,673
			55,620,338

	Internet & Catalog Retail 0.2%
	Liberty Media Corp. Interactive Class A (a)	438,790	2,922,341

	Internet Software & Services 1.9%
	eBay, Inc. (a)	281,325	5,978,156
	Internet Capital Group, Inc. (a)	33,850	252,860
	Valueclick, Inc. (a)	153,874	1,769,551
	VeriSign, Inc. (a)	551,298	11,268,531
	Yahoo!, Inc. (a)	237,576	3,402,088
			22,671,186

	IT Services 0.2%
	Computer Sciences Corp. (a)	47,400	2,283,258

	Machinery 2.6%
	Caterpillar, Inc.	384,300	16,932,258
	Cummins, Inc.	188,350	8,100,933
	Vallourec S.A.	42,912	5,645,294
			30,678,485

	Marine 0.1%
	American Commercial Lines, Inc. (a)	49,617	775,018

	Media 2.9%
	Ascent Media Corp. Class A (a)	1,729	47,928
	British Sky Broadcasting Group PLC	458,200	4,179,086
	Cablevision Systems Corp. Class A	139,850	2,862,729
	Comcast Corp. Class A	113,200	1,682,152
	Liberty Media Corp. Capital Class A (a)	108,285	1,578,795
	Liberty Media Corp. Entertainment Class A (a)	53,197	1,487,920
	Marvel Entertainment, Inc. (a)	108,670	4,298,985
	Primedia, Inc.	9,629	22,050
	Time Warner Cable, Inc.	13,345	441,186
	Time Warner, Inc.	53,766	1,433,402
	Viacom, Inc. Class B (a)	691,700	16,019,772
	Walt Disney Co. (The)	9,000	226,080
			34,280,085

	Metals & Mining 1.6%
	Anglo American PLC	115,000	3,707,564
	Newmont Mining Corp.	324,050	13,399,468
	United States Steel Corp.	44,400	1,764,900
			18,871,932

	Multi-Utilities 0.8%
	Black Hills Corp.	4,550	118,345
	CMS Energy Corp.	35,259	456,251
	Dominion Resources, Inc.	27,500	929,500
	DTE Energy Corp.	26,200	902,852
	GDF Suez S.A.	143,596	5,486,107
	Suez Environnement S.A.	115,350	2,198,139
			10,091,194

	Multiline Retail 0.4%
	Kohl's Corp. (a)	89,100	4,325,805
	Target Corp.	20,400	889,848
			5,215,653

	Office Electronics 0.0%‡
	Xerox Corp.	52,300	428,337

	Oil, Gas & Consumable Fuels 8.8%
	Anadarko Petroleum Corp.	153,800	7,413,160
	Apache Corp.	19,200	1,611,840
	BP PLC, Sponsored ADR (b)	230,650	11,541,726
	Chesapeake Energy Corp.	96,000	2,058,240
	Chevron Corp.	60,374	4,194,182
	ConocoPhillips	63,378	2,770,252
	Devon Energy Corp.	168,871	9,809,716
	EOG Resources, Inc.	76,400	5,655,892
	ExxonMobil Corp.	53,900	3,794,021
	Hess Corp.	41,100	2,268,720
¤	Marathon Oil Corp.	648,150	20,902,838
	Noble Energy, Inc.	63,212	3,863,517
	Occidental Petroleum Corp.	122,720	8,754,845
	Plains Exploration & Production Co. (a)	3,557	101,908
	Spectra Energy Corp.	497,600	9,135,936
	Total S.A., Sponsored ADR (b)	158,200	8,803,830
	Williams Cos., Inc.	133,500	2,228,115
			104,908,738

	Paper & Forest Products 0.2%
	MeadWestvaco Corp.	75,005	1,461,848
	Weyerhaeuser Co.	24,154	846,356
			2,308,204

	Pharmaceuticals 7.9%
	Abbott Laboratories	148,777	6,693,477
	Bayer A.G.	103,250	6,336,803
	Merck & Co., Inc.	65,600	1,968,656
	Mylan, Inc. (a)	26,300	346,897
	Pfizer, Inc.	1,177,450	18,756,779
	Roche Holding A.G., Sponsored ADR (b)	108,100	4,231,088
¤	Schering-Plough Corp.	1,004,650	26,633,271
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	117,998	6,294,013
¤	Wyeth	482,050	22,439,428
			93,700,412

	Professional Services 0.0%‡
	On Assignment, Inc. (a)	15,800	66,834

	Real Estate Investment Trusts 0.6%
	Arlington Asset Investment Corp. (a)	20,400	8,364
	HCP, Inc.	126,846	3,267,553
	UDR, Inc.	354,975	3,709,489
			6,985,406

	Real Estate Management & Development 0.7%
	Mitsubishi Estate Co., Ltd.	318,500	5,308,053
	St. Joe Co. (The) (a)	107,650	3,031,424
			8,339,477

	Road & Rail 2.0%
	Celadon Group, Inc. (a)	112,474	1,040,384
¤	CSX Corp.	516,400	20,717,968
	Union Pacific Corp.	36,400	2,093,728
			23,852,080

	Semiconductors & Semiconductor Equipment 3.4%
	ASML Holding N.V.-NY Shares	100,100	2,620,893
	Cirrus Logic, Inc. (a)	131,291	706,345
¤	Intel Corp.	1,077,820	20,748,035
	NVIDIA Corp. (a)	38,106	492,711
	Texas Instruments, Inc.	673,400	16,195,270
			40,763,254

	Software 1.6%
	Adobe Systems, Inc. (a)	61,000	1,977,620
	Blackboard, Inc. (a)	40,039	1,360,125
	Compuware Corp. (a)	37,472	274,670
	i2 Technologies, Inc. (a)	115,552	1,555,330
	LiveWire Mobile, Inc. (a)	157,228	37,735
	Microsoft Corp.	535,133	12,586,328
	Oracle Corp.	25,900	573,167
	Plato Learning, Inc. (a)	25,000	108,250
	S1 Corp. (a)	80,868	573,354
	TIBCO Software, Inc. (a)	34,800	303,804
			19,350,383

	Specialty Retail 3.1%
	Home Depot, Inc. (The)	431,603	11,195,782
¤	Lowe's Cos., Inc.	857,350	19,256,081
	PEP Boys-Manny, Moe & Jack	220,955	2,194,083
	Yamada Denki Co., Ltd.	71,400	4,466,980
			37,112,926

	Thrifts & Mortgage Finance 0.0%‡
	New York Community Bancorp, Inc.	35,300	386,182

	Trading Companies & Distributors 0.6%
	Mitsubishi Corp.	358,900	7,168,518

	Wireless Telecommunication Services 0.3%
	Sprint Nextel Corp. (a)	105,141	420,564
	Vodafone Group PLC, ADR (b)	159,900	3,290,742
			3,711,306

	Total Common Stocks (Cost $1,229,821,028)		1,168,895,584

	Convertible Preferred Stock 0.0%‡
	Hotels, Restaurants & Leisure 0.0%‡
	Six Flags, Inc. 7.25%	102,600	10,260

	Total Convertible Preferred Stock (Cost $2,279,666)		10,260

		Principal Amount	Value
	Long-Term Bonds 0.5%
	Convertible Bonds 0.3%
	Commercial Services & Supplies 0.1%
	Covanta Holding Corp. 1.00%, due 2/1/27	$850,000	753,313

	Consumer Finance 0.1%
	Americredit Corp. 0.75%, due 9/15/11	1,750,000	1,494,062

	Oil, Gas & Consumable Fuels 0.1%
	Bill Barrett Corp. 5.00%, due 3/15/28	989,300	924,995

	Total Convertible Bonds (Cost $2,750,948)		3,172,370

	Corporate Bond 0.2%
	Specialty Retail 0.2%
	PEP Boys-Manny Moe & Jack 7.50%, due 12/15/14	2,500,000	2,112,500

	Total Corporate Bond (Cost $1,696,250)		2,112,500

	Total Long-Term Bonds (Cost $4,447,198)		5,284,870

	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $23,970,100 (Collateralized by United States Treasury Bill and Federal Home Loan Mortgage Corp. security with rate of 0.199% and 4.375% and maturity date of 9/24/09 and 9/17/10, with a Principal Amount of $24,205,000 and a Market Value of $24,460,729)	23,970,060	23,970,060

	Total Short-Term Investment (Cost $23,970,060)		23,970,060

	Total Investments (Cost $1,260,517,952) (c)	100.4%	1,198,160,774
	Liabilities in Excess of
	Cash and Other Assets	(0.4)	(4,609,202)
	Net Assets	100.0%	$1,193,551,572

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2009, cost is $1,281,085,648 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$129,124,059
Gross unrealized depreciation	(212,048,933)
Net unrealized depreciation	$(82,924,874)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$51,476,803	$—	$—	$51,476,803
Air Freight & Logistics	3,973,337	—	—	3,973,337
Airlines	5,525,516	—	—	5,525,516
Auto Components	12,422,511	—	—	12,422,511
Automobiles	14,060,286	—	—	14,060,286
Beverages	41,040,296	—	—	41,040,296
Biotechnology	11,341,808	—	—	11,341,808
Capital Markets	44,865,712	—	—	44,865,712
Chemicals	25,224,024	—	—	25,224,024
Commercial Banks	54,253,661	—	—	54,253,661
Commercial Services & Supplies	5,513,536	—	—	5,513,536
Communications Equipment	16,592,478	—	—	16,592,478
Computers & Peripherals	50,038,324	—	—	50,038,324
Construction & Engineering	6,006,208	—	—	6,006,208
Consumer Finance	25,234,079	—	—	25,234,079
Diversified Consumer Services	3,991,588	—	—	3,991,588
Diversified Financial Services	38,489,474	—	—	38,489,474
Diversified Telecommunication Services	8,932,733	—	—	8,932,733
Electric Utilities	21,014,267	—	—	21,014,267
Electrical Equipment	2,807,598	—	—	2,807,598
Electronic Equipment & Instruments	15,202,272	—	—	15,202,272
Energy Equipment & Services	29,267,510	—	—	29,267,510
Food & Staples Retailing	32,753,015	—	—	32,753,015
Food Products	4,832,892	—	—	4,832,892
Gas Utilities	2,479,464	—	—	2,479,464
Health Care Equipment & Supplies	42,157,133	—	—	42,157,133
Health Care Providers & Services	13,324,379	—	—	13,324,379
Hotels, Restaurants & Leisure	12,248,078	—	—	12,248,078
Household Products	7,114,729	—	—	7,114,729
Independent Power Producers & Energy Traders	6,357,342	—	—	6,357,342
Industrial Conglomerates	27,862,984	—	—	27,862,984
Insurance	55,620,338	—	—	55,620,338
Internet & Catalog Retail	2,922,341	—	—	2,922,341
Internet Software & Services	22,671,186	—	—	22,671,186
IT Services	2,283,258	—	—	2,283,258
Machinery	30,678,485	—	—	30,678,485
Marine	775,018	—	—	775,018
Media	34,280,085	—	—	34,280,085
Metals & Mining	18,871,932	—	—	18,871,932
Multi-Utilities	10,091,194	—	—	10,091,194
Multiline Retail	5,215,653	—	—	5,215,653
Office Electronics	428,337	—	—	428,337
Oil, Gas & Consumable Fuels	104,908,738	—	—	104,908,738
Paper & Forest Products	2,308,204	—	—	2,308,204
Pharmaceuticals	93,700,412	—	—	93,700,412
Professional Services	66,834	—	—	66,834
Real Estate Investment Trusts	6,985,406	—	—	6,985,406
Real Estate Management & Development	8,339,477	—	—	8,339,477
Road & Rail	23,852,080	—	—	23,852,080
Semiconductors & Semiconductor Equipment	40,763,254	—	—	40,763,254
Software	19,350,383	—	—	19,350,383
Specialty Retail	37,112,926	—	—	37,112,926
Thrifts & Mortgage Finance	386,182	—	—	386,182
Trading Companies & Distributors	7,168,518	—	—	7,168,518
Wireless Telecommunication Services	3,711,306	—	—	3,711,306
Total Common Stocks	1,168,895,584	—	—	1,168,895,584
Convertible Preferred Stock
Hotels, Restaurants & Leisure	10,260	—	—	10,260
Total Convertible Preferred Stock	10,260	—	—	10,260
Long-Term Bonds
Convertible Bonds	—	3,172,370	—	3,172,370
Corporate Bond	—	2,112,500	—	2,112,500
Total Long-Term Bonds	—	5,284,870	—	5,284,870
Short-Term Investment
Repurchase Agreement	—	23,970,060	—	23,970,060
Total Short-Term Investment	—	23,970,060	—	23,970,060
Total	$1,168,905,844	$29,254,930	$—	$1,198,160,774

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2009
Corporate Bond
Marine	$37,419	$0	$0	$0	$0	$0	$0	$(37,419)	$0	$0
Warrants
Marine	$320,932	$0	$0	$0	$0	$0	$0	$(320,932)	$0	$0
Total	$358,351	$0	$0	$0	$0	$0	$0	$(358,351)	$0	$0

As of July 31, 2009, the Fund held the following foreign currency:

		Currency		Cost		Value
Euro	EUR	12,211	USD	17,313	USD	17,405

MainStay Mid Cap Growth Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 98.0%†
	Aerospace & Defense 5.2%
¤	Alliant Techsystems, Inc. (a)	38,544	$3,034,184
	L-3 Communications Holdings, Inc.	26,660	2,012,830
¤	Precision Castparts Corp.	38,900	3,104,609
			8,151,623

	Airlines 0.1%
	Copa Holdings S.A.	5,137	208,254

	Automobiles 0.1%
	Thor Industries, Inc.	8,466	202,422

	Beverages 0.3%
	Hansen Natural Corp. (a)	16,208	502,610

	Biotechnology 2.6%
	Alexion Pharmaceuticals, Inc. (a)	26,518	1,168,118
	Cephalon, Inc. (a)	29,207	1,712,991
	United Therapeutics Corp. (a)	13,744	1,272,969
			4,154,078

	Building Products 0.1%
	Armstrong World Industries, Inc. (a)	4,739	116,579

	Capital Markets 1.4%
	Affiliated Managers Group, Inc. (a)	30,215	1,994,794
	Investment Technology Group, Inc. (a)	6,703	149,812
	Northern Trust Corp.	1,269	75,899
			2,220,505

	Chemicals 2.6%
	Airgas, Inc.	36,500	1,627,170
	Ashland, Inc.	14,420	477,879
	Scotts Miracle-Gro Co. (The) Class A	50,795	1,983,545
			4,088,594

	Commercial Services & Supplies 3.3%
	Brink's Co. (The)	4,807	130,510
	Copart, Inc. (a)	48,479	1,711,794
	Iron Mountain, Inc. (a)	79,628	2,325,934
	Stericycle, Inc. (a)	20,467	1,047,910
			5,216,148

	Communications Equipment 1.0%
	Brocade Communications Systems, Inc. (a)	131,400	1,032,804
	Harris Corp.	15,100	472,781
			1,505,585

	Computers & Peripherals 1.0%
	Diebold, Inc.	5,226	144,865
	Logitech International S.A. (a)	61,300	1,026,162
	Synaptics, Inc. (a)	19,300	462,621
			1,633,648

	Construction & Engineering 3.0%
¤	Fluor Corp.	67,826	3,581,213
	Quanta Services, Inc. (a)	48,659	1,134,241
			4,715,454

	Containers & Packaging 2.0%
¤	Crown Holdings, Inc. (a)	127,435	3,198,619

	Distributors 1.3%
	LKQ Corp. (a)	112,869	2,024,870

	Diversified Consumer Services 1.8%
	Capella Education Co. (a)	31,074	1,999,923
	H&R Block, Inc.	34,871	581,997
	Hillenbrand, Inc.	4,752	86,106
	Weight Watchers International, Inc.	4,033	112,440
			2,780,466

	Diversified Telecommunication Services 0.3%
	Windstream Corp.	54,476	477,755

	Electrical Equipment 1.5%
	Roper Industries, Inc.	48,628	2,325,391

	Electronic Equipment & Instruments 5.1%
¤	Amphenol Corp. Class A	100,394	3,348,140
	Anixter International, Inc. (a)	55,994	1,916,115
¤	Avnet, Inc. (a)	109,134	2,662,869
			7,927,124

	Energy Equipment & Services 4.5%
	Atwood Oceanics, Inc. (a)	77,462	2,234,004
	Dresser-Rand Group, Inc. (a)	44,595	1,298,160
	National Oilwell Varco, Inc. (a)	70,216	2,523,563
	Smith International, Inc.	40,412	1,015,554
			7,071,281

	Health Care Equipment & Supplies 4.1%
	Becton, Dickinson & Co.	18,000	1,172,700
	C.R. Bard, Inc.	16,700	1,228,619
	Gen-Probe, Inc. (a)	5,631	209,023
	Hill-Rom Holdings, Inc.	5,007	85,820
	Hospira, Inc. (a)	50,122	1,926,188
	St. Jude Medical, Inc. (a)	48,479	1,828,143
			6,450,493

	Health Care Providers & Services 4.2%
	Coventry Health Care, Inc. (a)	28,796	662,308
	DaVita, Inc. (a)	21,812	1,084,056
	Henry Schein, Inc. (a)	40,188	2,064,860
	Lincare Holdings, Inc. (a)	11,258	294,734
	Medco Health Solutions, Inc. (a)	46,313	2,448,105
			6,554,063

	Hotels, Restaurants & Leisure 2.0%
	Choice Hotels International, Inc.	4,715	131,313
	Panera Bread Co. Class A (a)	18,513	1,017,474
	Yum! Brands, Inc.	54,978	1,949,520
			3,098,307

	Household Durables 0.1%
	M.D.C. Holdings, Inc.	6,636	233,853

	Household Products 1.2%
	Church & Dwight Co., Inc.	32,942	1,942,919

	Insurance 0.7%
	Arthur J. Gallagher & Co.	11,991	274,594
	Endurance Specialty Holdings, Ltd.	5,954	198,685
	Erie Indemnity Co. Class A	2,316	86,734
	OneBeacon Insurance Group, Ltd.	2,517	28,442
	Validus Holdings, Ltd.	19,597	444,852
			1,033,307

	Internet Software & Services 2.7%
	Akamai Technologies, Inc. (a)	90,600	1,489,464
¤	Equinix, Inc. (a)	33,838	2,765,580
	WebMD Health Corp. Class A (a)	1,036	34,613
			4,289,657

	IT Services 3.1%
	Alliance Data Systems Corp. (a)	45,192	2,304,792
	Fiserv, Inc. (a)	49,674	2,355,044
	NeuStar, Inc. Class A (a)	5,498	124,695
			4,784,531

	Life Sciences Tools & Services 2.0%
	Millipore Corp. (a)	33,017	2,297,983
	Thermo Fisher Scientific, Inc. (a)	17,038	771,481
			3,069,464

	Machinery 3.2%
	Actuant Corp. Class A	63,419	814,300
	AGCO Corp. (a)	27,900	877,734
	Joy Global, Inc.	53,559	1,991,323
	Toro Co. (The)	4,439	153,856
	Valmont Industries, Inc.	15,800	1,134,756
			4,971,969

	Media 0.0%
	Clear Channel Outdoor Holdings, Inc. Class A (a)	10,738	61,636

	Metals & Mining 0.8%
	Compass Minerals International, Inc.	10,907	580,143
	Schnitzer Steel Industries, Inc. Class A	13,672	735,144
			1,315,287

	Multi-Utilities 0.2%
	Integrys Energy Group, Inc.	8,956	302,534

	Multiline Retail 1.7%
	Dollar Tree, Inc. (a)	12,176	561,557
	Kohl's Corp. (a)	42,802	2,078,037
			2,639,594

	Office Electronics 0.1%
	Zebra Technologies Corp. Class A (a)	4,869	118,998

	Oil, Gas & Consumable Fuels 2.5%
¤	Newfield Exploration Co. (a)	94,194	3,704,650
	Peabody Energy Corp.	6,655	220,347
			3,924,997

	Personal Products 2.6%
	Avon Products, Inc.	65,809	2,130,896
	Chattem, Inc. (a)	26,200	1,641,954
	Herbalife, Ltd.	7,042	242,315
			4,015,165

	Pharmaceuticals 0.2%
	Sepracor, Inc. (a)	19,290	334,682

	Real Estate Investment Trusts 1.4%
	Alexandria Real Estate Equities, Inc.	15,321	583,883
	Digital Realty Trust, Inc.	39,142	1,587,208
			2,171,091

	Road & Rail 0.8%
	J.B. Hunt Transport Services, Inc.	44,300	1,238,185

	Semiconductors & Semiconductor Equipment 5.4%
	Cypress Semiconductor Corp. (a)	31,889	338,661
	Integrated Device Technology, Inc. (a)	53,571	362,676
	Intersil Corp. Class A	47,140	677,402
	Linear Technology Corp.	33,800	908,206
	Marvell Technology Group, Ltd. (a)	137,669	1,836,504
	Microsemi Corp. (a)	91,655	1,251,091
	NVIDIA Corp. (a)	187,716	2,427,168
	Silicon Laboratories, Inc. (a)	17,002	728,195
			8,529,903

	Software 4.9%
	FactSet Research Systems, Inc.	29,282	1,660,289
	McAfee, Inc. (a)	48,404	2,157,850
	MICROS Systems, Inc. (a)	80,375	2,201,471
	Novell, Inc. (a)	17,694	81,039
	Solera Holdings, Inc. (a)	59,833	1,611,303
			7,711,952

	Specialty Retail 7.9%
	American Eagle Outfitters, Inc.	96,400	1,387,196
	Barnes & Noble, Inc.	14,455	332,899
	Foot Locker, Inc.	13,160	145,813
	GameStop Corp. Class A (a)	55,799	1,221,440
¤	Guess?, Inc.	103,800	3,017,466
	Penske Auto Group, Inc.	12,553	259,596
	PetSmart, Inc.	79,031	1,767,923
	RadioShack Corp.	42,297	656,026
	Sherwin-Williams Co. (The)	27,000	1,559,250
	TJX Cos., Inc.	48,330	1,750,996
	Williams-Sonoma, Inc.	22,244	312,751
			12,411,356

	Textiles, Apparel & Luxury Goods 4.2%
	Coach, Inc.	87,700	2,595,043
	Deckers Outdoor Corp. (a)	37,573	2,540,311
	Phillips-Van Heusen Corp.	39,488	1,397,085
			6,532,439

	Thrifts & Mortgage Finance 0.6%
	New York Community Bancorp, Inc.	88,965	973,277

	Tobacco 0.1%
	Lorillard, Inc.	1,514	111,612

	Wireless Telecommunication Services 4.1%
	American Tower Corp. Class A (a)	63,717	2,172,112
	NTELOS Holdings Corp.	61,477	952,279
¤	SBA Communications Corp. Class A (a)	125,045	3,262,424
			6,386,815

	Total Common Stocks (Cost $159,607,057)		153,729,092

	Exchange Traded Funds 2.1% (b)
	iShares Russell Midcap Growth Index Fund	58,574	2,290,829
	KBW Regional Banking Index Fund	48,200	1,003,524

	Total Exchange Traded Funds (Cost $2,977,659)		3,294,353

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $161,112 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $165,000 and a Market Value of $164,951)	$161,112	161,112

	Total Short-Term Investment (Cost $161,112)		161,112

	Total Investments (Cost $162,745,828) (c)	100.2%	157,184,557
	Liabilities in Excess of
	Cash and Other Assets	(0.2)	(387,289)
	Net Assets	100.0%	$156,797,268

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At July 31, 2009, cost is $163,550,232 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$9,683,590
Gross unrealized depreciation	(16,049,265)
Net unrealized depreciation	$(6,365,675)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$8,151,623	$—	$—	$8,151,623
Airlines	208,254	—	—	208,254
Automobiles	202,422	—	—	202,422
Beverages	502,610	—	—	502,610
Biotechnology	4,154,078	—	—	4,154,078
Building Products	116,579	—	—	116,579
Capital Markets	2,220,505	—	—	2,220,505
Chemicals	4,088,594	—	—	4,088,594
Commercial Services & Supplies	5,216,148	—	—	5,216,148
Communications Equipment	1,505,585	—	—	1,505,585
Computers & Peripherals	1,633,648	—	—	1,633,648
Construction & Engineering	4,715,454	—	—	4,715,454
Containers & Packaging	3,198,619	—	—	3,198,619
Distributors	2,024,870	—	—	2,024,870
Diversified Consumer Services	2,780,466	—	—	2,780,466
Diversified Telecommunication Services	477,755	—	—	477,755
Electrical Equipment	2,325,391	—	—	2,325,391
Electronic Equipment & Instruments	7,927,124	—	—	7,927,124
Energy Equipment & Services	7,071,281	—	—	7,071,281
Health Care Equipment & Supplies	6,450,493	—	—	6,450,493
Health Care Providers & Services	6,554,063	—	—	6,554,063
Hotels, Restaurants & Leisure	3,098,307	—	—	3,098,307
Household Durables	233,853	—	—	233,853
Household Products	1,942,919	—	—	1,942,919
Insurance	1,033,307	—	—	1,033,307
Internet Software & Services	4,289,657	—	—	4,289,657
IT Services	4,784,531	—	—	4,784,531
Life Sciences Tools & Services	3,069,464	—	—	3,069,464
Machinery	4,971,969	—	—	4,971,969
Media	61,636	—	—	61,636
Metals & Mining	1,315,287	—	—	1,315,287
Multi-Utilities	302,534	—	—	302,534
Multiline Retail	2,639,594	—	—	2,639,594
Office Electronics	118,998	—	—	118,998
Oil, Gas & Consumable Fuels	3,924,997	—	—	3,924,997
Personal Products	4,015,165	—	—	4,015,165
Pharmaceuticals	334,682	—	—	334,682
Real Estate Investment Trusts	2,171,091	—	—	2,171,091
Road & Rail	1,238,185	—	—	1,238,185
Semiconductors & Semiconductor Equipment	8,529,903	—	—	8,529,903
Software	7,711,952	—	—	7,711,952
Specialty Retail	12,411,356	—	—	12,411,356
Textiles, Apparel & Luxury Goods	6,532,439	—	—	6,532,439
Thrifts & Mortgage Finance	973,277	—	—	973,277
Tobacco	111,612	—	—	111,612
Wireless Telecommunication Services	6,386,815	—	—	6,386,815
Total Common Stocks	153,729,092	—	—	153,729,092
Exchange Traded Funds	3,294,353	—	—	3,294,353
Short-Term Investment
Repurchase Agreement	—	161,112	—	161,112
Total Short-Term Investment	—	161,112	—	161,112
Total	$157,023,445	$161,112	$—	$157,184,557

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Mid Cap Value Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 99.1%†
	Aerospace & Defense 1.7%
	Raytheon Co.	52,829	$2,480,321

	Air Freight & Logistics 1.1%
	FedEx Corp.	23,765	1,612,218

	Airlines 0.7%
	Southwest Airlines Co.	123,633	970,519

	Auto Components 0.1%
	TRW Automotive Holdings Corp. (a)	8,626	145,176

	Automobiles 0.1%
	Thor Industries, Inc.	6,192	148,051

	Beverages 1.8%
	Constellation Brands, Inc. Class A (a)	190,612	2,603,760

	Capital Markets 3.5%
	Ameriprise Financial, Inc.	68,618	1,907,581
	Investment Technology Group, Inc. (a)	103,692	2,317,516
	Northern Trust Corp.	12,500	747,625
			4,972,722

	Chemicals 1.5%
	Arch Chemicals, Inc.	23,728	629,978
	Ashland, Inc.	10,547	349,528
	Huntsman Corp.	45,752	280,917
	Olin Corp.	47,744	658,390
	Terra Industries, Inc.	10,291	300,086
			2,218,899

	Commercial Banks 3.1%
	CapitalSource, Inc.	20,056	93,060
	KeyCorp	212,957	1,230,891
	Marshall & Ilsley Corp.	265,608	1,604,272
	Wilmington Trust Corp.	137,728	1,582,495
			4,510,718

	Commercial Services & Supplies 1.1%
	Pitney Bowes, Inc.	78,725	1,625,671

	Consumer Finance 1.3%
	Capital One Financial Corp.	59,112	1,814,738

	Containers & Packaging 1.8%
	Ball Corp.	52,392	2,533,677

	Diversified Telecommunication Services 2.2%
¤	CenturyTel, Inc.	101,641	3,190,511

	Electric Utilities 4.2%
	Edison International	74,136	2,396,076
	Pepco Holdings, Inc.	152,100	2,187,198
	Progress Energy, Inc.	37,205	1,467,365
			6,050,639

	Electrical Equipment 0.8%
	Rockwell Automation, Inc.	27,371	1,133,433

	Electronic Equipment & Instruments 4.0%
	Avnet, Inc. (a)	89,542	2,184,825
	Ingram Micro, Inc. Class A (a)	110,000	1,850,200
	Molex, Inc. Class A	103,419	1,720,892
			5,755,917

	Energy Equipment & Services 3.2%
	Atwood Oceanics, Inc. (a)	9,487	273,605
	Baker Hughes, Inc.	17,537	710,249
	Diamond Offshore Drilling, Inc.	13,100	1,177,297
	Helix Energy Solutions Group, Inc. (a)	16,260	170,567
	Rowan Cos., Inc.	26,017	554,943
	Tidewater, Inc.	37,369	1,681,605
			4,568,266

	Food & Staples Retailing 2.2%
¤	Kroger Co. (The)	149,037	3,186,411

	Food Products 5.4%
¤	ConAgra Foods, Inc.	141,880	2,785,104
	Corn Products International, Inc.	91,236	2,554,608
	J.M. Smucker Co. (The)	47,967	2,399,789
			7,739,501

	Gas Utilities 1.5%
	AGL Resources, Inc.	63,210	2,125,120

	Health Care Providers & Services 3.3%
	Cardinal Health, Inc.	38,570	1,284,381
	Coventry Health Care, Inc. (a)	68,673	1,579,479
	Quest Diagnostics, Inc.	35,238	1,924,699
			4,788,559

	Hotels, Restaurants & Leisure 1.1%
	Las Vegas Sands Corp. (a)	134,699	1,259,436
	Wyndham Worldwide Corp.	19,935	278,093
			1,537,529

	Insurance 8.4%
¤	Aspen Insurance Holdings, Ltd.	143,301	3,563,896
	Genworth Financial, Inc. Class A	73,431	506,674
	HCC Insurance Holdings, Inc.	90,089	2,261,234
	Lincoln National Corp.	71,022	1,504,956
	MetLife, Inc.	41,903	1,422,607
	PartnerRe, Ltd.	39,608	2,716,713
	Protective Life Corp.	8,446	126,267
			12,102,347

	IT Services 3.0%
	Affiliated Computer Services, Inc. Class A (a)	36,276	1,719,845
	Computer Sciences Corp. (a)	54,578	2,629,022
			4,348,867

	Machinery 5.0%
	Bucyrus International, Inc.	27,418	808,283
	Ingersoll-Rand Co., Ltd. Class A	85,609	2,472,388
	Joy Global, Inc.	49,010	1,822,192
	Pentair, Inc.	5,800	158,456
	SPX Corp.	21,900	1,156,758
	Timken Co. (The)	36,549	744,868
			7,162,945

	Media 2.4%
¤	Cablevision Systems Corp. Class A	137,783	2,820,418
	Dish Network Corp. Class A (a)	34,535	585,368
			3,405,786

	Metals & Mining 4.1%
	AK Steel Holding Corp.	44,459	874,508
	Freeport-McMoRan Copper & Gold, Inc. Class B	20,378	1,228,793
	Nucor Corp.	37,259	1,656,908
	Reliance Steel & Aluminum Co.	8,122	273,793
	Yamana Gold, Inc.	197,975	1,878,783
			5,912,785

	Multi-Utilities 6.0%
	Ameren Corp.	70,257	1,786,636
	CenterPoint Energy, Inc.	139,586	1,682,011
	Consolidated Edison, Inc.	28,627	1,126,759
	PG&E Corp.	36,436	1,470,921
	Sempra Energy	28,245	1,480,885
	Xcel Energy, Inc.	58,238	1,161,266
			8,708,478

	Multiline Retail 0.3%
	Big Lots, Inc. (a)	20,633	475,384

	Office Electronics 2.0%
¤	Xerox Corp.	348,226	2,851,971

	Oil, Gas & Consumable Fuels 4.5%
	Frontier Oil Corp.	103,255	1,435,245
	Hess Corp.	41,029	2,264,801
¤	Spectra Energy Corp.	149,693	2,748,363
			6,448,409

	Pharmaceuticals 0.7%
	Watson Pharmaceuticals, Inc. (a)	29,993	1,041,657

	Real Estate Investment Trusts 5.0%
	Corporate Office Properties Trust	24,147	818,825
	Equity Residential	17,646	423,504
	HCP, Inc.	44,744	1,152,605
	Health Care, Inc.	28,791	1,153,368
	Highwoods Properties, Inc.	68,354	1,750,546
	Macerich Co. (The)	22,469	441,965
	Public Storage	10,400	754,728
	Realty Income Corp.	31,200	735,696
			7,231,237

	Real Estate Management & Development 0.3%
	CB Richard Ellis Group, Inc. Class A (a)	34,433	375,320

	Road & Rail 1.3%
	CSX Corp.	23,900	958,868
	Werner Enterprises, Inc.	50,832	918,026
			1,876,894

	Semiconductors & Semiconductor Equipment 0.5%
	Fairchild Semiconductor International, Inc. (a)	19,109	168,732
	MEMC Electronic Materials, Inc. (a)	28,300	498,646
			667,378

	Specialty Retail 6.0%
¤	American Eagle Outfitters, Inc.	189,847	2,731,898
	Gap, Inc. (The)	84,097	1,372,463
	TJX Cos., Inc.	47,844	1,733,388
¤	Tractor Supply Co. (a)	57,653	2,765,615
			8,603,364

	Thrifts & Mortgage Finance 2.7%
¤	NewAlliance Bancshares, Inc.	242,809	2,974,410
	People's United Financial, Inc.	55,170	896,513
			3,870,923

	Trading Companies & Distributors 1.0%
	WESCO International, Inc. (a)	56,733	1,400,738

	Wireless Telecommunication Services 0.2%
	Sprint Nextel Corp. (a)	57,224	228,896

	Total Common Stocks (Cost $156,419,361)		142,425,735

	Exchange Traded Fund 1.0% (b)
	iShares Russell Midcap Value Index Fund	46,272	1,461,270

	Total Exchange Traded Fund (Cost $1,348,522)		1,461,270

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $186,596 (Collateralized by a United States Treasury Bill with a 0.199% and a maturity date of 9/24/09, with a Principal Amount of $195,000 and a Market Value of $194,942)	$186,596	186,596

	Total Short-Term Investment (Cost $186,596)		186,596

	Total Investments (Cost $157,954,479) (c)	100.2%	144,073,601
	Liabilities in Excess of
	Cash and Other Assets	(0.2)	(281,309)
	Net Assets	100.0%	$143,792,292

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At July 31, 2009, cost is $158,631,766 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$15,647,500
Gross unrealized depreciation	(30,205,665)
Net unrealized depreciation	$(14,558,165)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$2,480,321	$—	$—	$2,480,321
Air Freight & Logistics	1,612,218	—	—	1,612,218
Airlines	970,519	—	—	970,519
Auto Components	145,176	—	—	145,176
Automobiles	148,051	—	—	148,051
Beverages	2,603,760	—	—	2,603,760
Capital Markets	4,972,722	—	—	4,972,722
Chemicals	2,218,899	—	—	2,218,899
Commercial Banks	4,510,718	—	—	4,510,718
Commercial Services & Supplies	1,625,671	—	—	1,625,671
Consumer Finance	1,814,738	—	—	1,814,738
Containers & Packaging	2,533,677	—	—	2,533,677
Diversified Telecommunication Services	3,190,511	—	—	3,190,511
Electric Utilities	6,050,639	—	—	6,050,639
Electrical Equipment	1,133,433	—	—	1,133,433
Electronic Equipment & Instruments	5,755,917	—	—	5,755,917
Energy Equipment & Services	4,568,266	—	—	4,568,266
Food & Staples Retailing	3,186,411	—	—	3,186,411
Food Products	7,739,501	—	—	7,739,501
Gas Utilities	2,125,120	—	—	2,125,120
Health Care Providers & Services	4,788,559	—	—	4,788,559
Hotels, Restaurants & Leisure	1,537,529	—	—	1,537,529
Insurance	12,102,347	—	—	12,102,347
IT Services	4,348,867	—	—	4,348,867
Machinery	7,162,945	—	—	7,162,945
Media	3,405,786	—	—	3,405,786
Metals & Mining	5,912,785	—	—	5,912,785
Multi-Utilities	8,708,478	—	—	8,708,478
Multiline Retail	475,384	—	—	475,384
Office Electronics	2,851,971	—	—	2,851,971
Oil, Gas & Consumable Fuels	6,448,409	—	—	6,448,409
Pharmaceuticals	1,041,657	—	—	1,041,657
Real Estate Investment Trusts	7,231,237	—	—	7,231,237
Real Estate Management & Development	375,320	—	—	375,320
Road & Rail	1,876,894	—	—	1,876,894
Semiconductors & Semiconductor Equipment	667,378	—	—	667,378
Specialty Retail	8,603,364	—	—	8,603,364
Thrifts & Mortgage Finance	3,870,923	—	—	3,870,923
Trading Companies & Distributors	1,400,738	—	—	1,400,738
Wireless Telecommunication Services	228,896	—	—	228,896
Total Common Stocks	142,425,735	—	—	142,425,735
Exchange Traded Fund	1,461,270	—	—	1,461,270
Short-Term Investment
Repurchase Agreement	—	186,596	—	186,596
Total Short-Term Investment	—	186,596	—	186,596
Total	$143,887,005	$186,596	$—	$144,073,601

At July 31, 2009, the Fund did not hold any investments with significant unobservable imputs (Level 3).

MainStay Money Market Fund
Portfolio of Investments July 31, 2009 unaudited

	Principal Amount	Amortized Cost
Short-Term Investments 100.0%†
Asset-Backed Securities 2.5%
BMW Vehicle Lease Trust Series 2009-1, Class A1 0.792%, due 6/15/10	$1,092,026	$1,092,026
CIT Equipment Collateral Series 2009-VT1, Class A1 1.22%, due 6/15/10 (a)	2,135,395	2,135,395
CNH Equipment Trust Series 2009-A, Class A1 1.736%, due 4/15/10	624,489	624,489
Ford Credit Auto Owner Trust
Series 2009-B, Class A1 0.988%, due 6/15/10 (a)	1,449,054	1,449,054
Series 2009-A, Class A1 1.861%, due 4/15/10 (a)	2,255,394	2,255,394
Honda Auto Receivables Owner Trust Series 2009-2, Class A1 1.318%, due 5/17/10	975,674	975,674
Huntington Auto Trust Series 2009-1A, Class A1 1.989%, due 4/15/10 (a)	1,297,004	1,297,004
Nissan Auto Lease Trust Series 2009-A, Class A1 1.043%, due 6/15/10	1,164,787	1,164,787
Nissan Auto Receivables Owner Trust Series 2009-A, Class A1 1.764%, due 4/15/10	2,186,934	2,186,934
Volkswagen Auto Lease Trust Series 2009-A, Class A1 1.452%, due 5/17/10	792,363	792,363
		13,973,120

Commercial Paper 40.7%
Abbot Laboratories 0.20%, due 8/4/09 (a)(b)	2,000,000	1,999,967
Avery Dennison Corp. 0.40%, due 8/3/09 (a)(b)	3,800,000	3,799,916
Basin Electric Power Cooperative 0.25%, due 8/4/09 (a)(b)	3,759,000	3,758,922
BP Capital Markets PLC 0.90%, due 11/3/09 (a)(b)	7,000,000	6,983,550
Brown-Forman Corp.
0.20%, due 10/14/09 (a)(b)	4,000,000	3,998,355
0.34%, due 8/5/09 (a)(b)	6,000,000	5,999,773
Clorox Co. (The) 0.35%, due 8/14/09 (a)(b)	3,900,000	3,899,507
Coca-Cola Co. (The) 0.21%, due 8/19/09 (a)(b)	3,600,000	3,599,622
Colgate Palmolive Co.
0.15%, due 8/31/09 (a)(b)	6,000,000	5,999,250
0.18%, due 8/17/09 (a)(b)	6,100,000	6,099,512
Danaher Corp.
0.14%, due 8/24/09 (b)	6,665,000	6,664,404
0.14%, due 8/27/09 (b)	3,000,000	2,999,697
Duke Energy Corp. 0.50%, due 8/6/09 (a)(b)	3,900,000	3,899,729
Dupont EI De Nemours Co. 0.17%, due 8/25/09 (a)(b)	1,500,000	1,499,830
Eli Lilly & Co. 0.15%, due 8/25/09 (a)(b)	5,000,000	4,999,500
Export Development Corp. 0.85%, due 11/9/09 (b)	11,100,000	11,073,792
FPL Group, Inc.
0.18%, due 8/7/09 (a)(b)	2,500,000	2,499,925
0.20%, due 8/10/09 (a)(b)	3,870,000	3,869,806
Honeywell International, Inc.
0.15%, due 8/27/09 (a)(b)	1,000,000	999,892
0.70%, due 11/2/09 (a)(b)	10,000,000	9,981,917
Johnson & Johnson 0.15%, due 8/10/09 (a)(b)	8,000,000	7,999,700
L'Oreal USA, Inc. 0.24%, due 8/24/09 (a)(b)	6,000,000	5,999,080
Merck & Co., Inc. 0.17%, due 8/26/09 (b)	4,275,000	4,274,495
National Rural Utility Cooperative Financial Corp.
0.28%, due 10/15/09 (b)	7,000,000	6,995,917
0.32%, due 10/20/09 (b)	5,000,000	4,996,444
Nestle Capital Corp. 0.20%, due 9/14/09 (a)(b)	2,200,000	2,199,462
NSTAR
0.15%, due 8/13/09 (a)(b)	8,000,000	7,999,600
0.16%, due 8/17/09 (b)	5,000,000	4,999,644
0.17%, due 8/3/09 (a)(b)	1,950,000	1,949,982
Parker Hannifin Corp. 0.24%, due 8/20/09 (a)(b)	5,000,000	4,999,367
PepsiAmericas, Inc. 0.22%, due 8/3/09 (a)(b)	6,350,000	6,349,922
Pfizer, Inc.
0.16%, due 8/5/09 (a)(b)	8,000,000	7,999,858
0.25%, due 8/19/09 (a)(b)	1,000,000	999,875
Pitney Bowes, Inc.
0.15%, due 8/24/09 (a)(b)	3,000,000	2,999,712
0.16%, due 8/27/09 (a)(b)	2,600,000	2,599,700
Praxair, Inc. 0.20%, due 8/10/09 (a)(b)	6,250,000	6,249,687
Private Export Funding Corp. 0.25%, due 10/1/09 (a)(b)	10,800,000	10,795,425
Procter & Gamble Co.
0.19%, due 8/3/09 (a)(b)	3,000,000	2,999,968
0.62%, due 8/4/09 (a)(b)	8,000,000	7,999,587
Southern Co. Funding Corp.
0.17%, due 8/18/09 (a)(b)	3,800,000	3,799,695
0.20%, due 8/11/09 (a)(b)	3,100,000	3,099,828
0.20%, due 8/19/09 (a)(b)	2,500,000	2,499,750
Transocean, Ltd. 0.37%, due 8/12/09 (a)(b)	3,800,000	3,799,570
United Technologies Corp. 0.273%, due 8/28/09 (a)(b)	4,000,000	3,999,460
Wal-Mart Stores, Inc. 0.65%, due 9/21/09 (a)(b)	7,000,000	6,993,554
Wisconsin Energy Corp. 0.45%, due 8/21/09 (a)(b)	3,900,000	3,899,242
		224,125,390

Corporate Bonds 6.0%
Bank of America Corp. 1.156%, due 12/2/10 (c)(d)	1,000,000	1,007,985
Bank of America N.A. 0.659%, due 9/13/10 (c)(d)	4,875,000	4,875,000
Citigroup, Inc. 1.183%, due 12/9/10 (c)(d)	4,000,000	4,033,583
General Electric Capital Corp.
0.728%, due 3/11/11 (c)(d)	3,250,000	3,250,000
1.263%, due 12/9/10 (c)(d)	2,000,000	2,020,121
JPMorgan Chase & Co. 0.785%, due 10/2/09 (c)	1,575,000	1,572,844
Keycorp 1.279%, due 12/15/10 (c)(d)	5,000,000	5,050,151
Praxair, Inc. 0.751%, due 5/26/10 (c)	3,700,000	3,700,000
Roche Holdings, Inc. 1.661%, due 2/25/10 (a)(c)	5,500,000	5,500,000
SunTrust Bank 1.274%, due 12/16/10 (c)(d)	1,750,000	1,768,308
		32,777,992

Repurchase Agreements 15.9%
Bank of America N.A. 0.17%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $22,000,312 (Collateralized by a U.S. Treasury Note, with a rate of 2.0% and a maturity date of 1/15/14, with a Principal Amount of $19,053,800 and a Market Value of $22,440,301)	22,000,000	22,000,000
Deutsche Bank Securities, Inc. 0.18%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $22,000,330 (Collateralized by a U.S. Treasury Bill, with a zero coupon rate and maturity date of 2/15/34, with a Principal Amount of $69,945,764 and a Market Value of $22,440,000)	22,000,000	22,000,000
Morgan Stanley Co. 0.18%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $21,801,327 (Collateralized by a United States Treasury Bill with a rate of 4.25% and a maturity date of 5/15/39, with a Principal Amount of $22,782,000 and a Market Value of $22,237,115)	21,801,000	21,801,000
SG Americas Securities LLC 0.19%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $22,000,348 (Collateralized by a U.S. Treasury Bill, with a rate of 1.75% and a maturity date of 1/31/14, with a Principal Amount of $23,147,200 and a Market Value of $22,440,053)	22,000,000	22,000,000
		87,801,000

U.S. Government & Federal Agencies 34.5%
Federal Farm Credit Bank
0.65%, due 5/18/10	6,500,000	6,498,286
1.05%, due 3/18/10	6,500,000	6,499,388
2.75%, due 5/4/10	2,000,000	2,030,049
Federal Farm Credit Bank (Discount Note) 0.15%, due 8/24/09 (b)	6,500,000	6,499,377
Federal Home Loan Bank
0.494%, due 3/26/10 (c)	4,945,000	4,945,238
0.68%, due 7/2/10	4,000,000	4,000,000
0.70%, due 6/23/10	4,500,000	4,500,000
0.791%, due 2/19/10 (c)	7,250,000	7,255,272
0.80%, due 4/23/10	6,000,000	6,000,000
1.05%, due 2/26/10	4,000,000	3,999,582
1.10%, due 3/16/10	6,500,000	6,495,472
Federal Home Loan Bank (Discount Notes)
0.41%, due 4/27/10 (b)	1,000,000	996,936
0.82%, due 12/4/09 (b)	6,925,000	6,905,283
Federal Home Loan Mortgage Corporation (Discount Notes)
0.16%, due 8/26/09 (b)	5,500,000	5,499,389
0.175%, due 8/18/09 (b)	6,000,000	5,999,504
0.45%, due 8/10/09 (b)	7,000,000	6,999,213
0.67%, due 9/21/09 (b)	7,500,000	7,492,881
Federal National Mortgage Association 3.25%, due 2/10/10	4,000,000	4,046,291
Federal National Mortgage Association (Discount Notes)
0.18%, due 10/6/09 (b)	6,000,000	5,998,020
0.20%, due 10/19/09 (b)	2,000,000	1,999,122
0.21%, due 10/1/09 (b)	4,000,000	3,998,577
0.21%, due 10/26/09 (b)	6,500,000	6,496,739
0.57%, due 8/12/09 (b)	7,075,000	7,073,768
0.63%, due 9/1/09 (b)	12,300,000	12,293,327
United States Treasury Bills
0.145%, due 8/6/09 (b)	4,000,000	3,999,919
0.155%, due 9/3/09 (b)	1,000,000	999,858
0.175%, due 9/24/09 (b)	5,000,000	4,998,712
0.18%, due 9/24/09 (b)	12,000,000	11,996,736
0.18%, due 10/8/09 (b)	4,000,000	3,998,640
0.185%, due 9/17/09 (b)	5,000,000	4,998,792
0.295%, due 4/1/10 (b)	1,000,000	998,009
0.305%, due 12/17/09 (b)	2,000,000	1,997,662
0.41%, due 6/10/10 (b)	3,000,000	2,989,306
0.50%, due 7/29/10	3,800,000	3,782,041
United States Treasury Notes
2.875%, due 6/30/10	4,000,000	4,081,407
3.50%, due 8/15/09	5,000,000	5,006,415
3.50%, due 11/15/09	5,500,000	5,551,629
		189,920,840

Yankee Bond 0.4% (e)
Procter & Gamble International Funding SCA 1.224%, due 2/8/10 (c)	1,950,000	1,950,000

Total Short-Term Investments (Amortized Cost $550,548,342) (f)	100.0%	550,548,342
Cash and Other Assets,
Less Liabilities	0.0 ‡	113,840
Net Assets	100.0%	$550,662,182

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Asset-Backed Securities	$—	$13,973,120	$—	$13,973,120
Commercial Paper	—	224,125,390	—	224,125,390
Corporate Bonds	—	32,777,992	—	32,777,992
Repurchase Agreements	—	87,801,000	—	87,801,000
U.S. Government & Federal Agencies	—	189,920,840	—	189,920,840
Yankee Bond	—	1,950,000	—	1,950,000
Total	$—	$550,548,342	$—	$550,548,342

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Principal Preservation Fund
Portfolio of Investments July 31, 2009 unaudited

	Principal Amount	Amortized Cost
Short-Term Investments 99.5%†
Asset-Backed Securities 1.4%
BMW Vehicle Lease Trust Series 2009-1, Class A1 0.792%, due 6/15/10	$358,041	$358,041
CIT Equipment Collateral Series 2009-VT1, Class A1 1.22%, due 6/15/10 (a)	648,245	648,245
Ford Credit Auto Owner Trust Series 2009-B, Class A1 0.988%, due 6/15/10 (a)	438,086	438,086
Honda Auto Receivables Owner Trust Series 2009-2, Class A1 1.318%, due 5/17/10	375,260	375,260
Nissan Auto Lease Trust Series 2009-A, Class A1 1.043%, due 6/15/10	447,995	447,995
Volkswagen Auto Lease Trust Series 2009-A, Class A1 1.452%, due 5/17/10	304,755	304,755
		2,572,382

Commercial Paper 27.5%
Abbot Laboratories 0.20%, due 8/4/09 (a)(b)	700,000	699,988
Avery Dennison Corp. 0.40%, due 8/3/09 (a)(b)	1,200,000	1,199,973
Brown-Forman Corp.
0.20%, due 10/14/09 (a)(b)	1,200,000	1,199,507
0.34%, due 8/5/09 (a)(b)	2,000,000	1,999,924
Clorox Co. (The) 0.35%, due 8/14/09 (a)(b)	1,100,000	1,099,861
Coca-Cola Co. (The) 0.21%, due 8/19/09 (a)(b)	1,800,000	1,799,811
Colgate Palmolive Co.
0.15%, due 8/31/09 (a)(b)	2,000,000	1,999,750
0.18%, due 8/17/09 (a)(b)	1,400,000	1,399,888
Danaher Corp.
0.14%, due 8/24/09 (b)	1,960,000	1,959,825
0.14%, due 8/27/09 (b)	1,000,000	999,899
Duke Energy Corp. 0.50%, due 8/6/09 (a)(b)	1,100,000	1,099,924
Dupont EI De Nemours Co. 0.17%, due 8/25/09 (a)(b)	500,000	499,943
Eli Lilly & Co. 0.15%, due 8/25/09 (a)(b)	1,000,000	999,900
FPL Group, Inc.
0.18%, due 8/7/09 (a)(b)	750,000	749,978
0.20%, due 8/10/09 (a)(b)	375,000	374,981
Honeywell International, Inc. 0.15%, due 8/27/09 (a)(b)	1,000,000	999,892
Johnson & Johnson 0.15%, due 8/10/09 (a)(b)	2,000,000	1,999,925
L'Oreal USA, Inc. 0.24%, due 8/24/09 (a)(b)	1,000,000	999,847
Merck & Co., Inc. 0.17%, due 8/26/09 (b)	1,000,000	999,882
National Rural Utility Cooperative Financial Corp. 0.32%, due 10/20/09 (b)	1,000,000	999,289
Nestle Capital Corp. 0.20%, due 9/14/09 (a)(b)	1,200,000	1,199,707
NSTAR
0.15%, due 8/13/09 (a)(b)	2,000,000	1,999,900
0.16%, due 8/17/09 (b)	2,000,000	1,999,858
0.17%, due 8/3/09 (a)(b)	900,000	899,991
Parker Hannifin Corp. 0.24%, due 8/20/09 (a)(b)	1,000,000	999,873
PepsiAmericas, Inc. 0.22%, due 8/3/09 (a)(b)	2,330,000	2,329,972
Pfizer, Inc.
0.16%, due 8/5/09 (a)(b)	2,000,000	1,999,964
0.25%, due 8/19/09 (a)(b)	1,000,000	999,875
Pitney Bowes, Inc. 0.16%, due 8/27/09 (a)(b)	1,200,000	1,199,861
Praxair, Inc. 0.20%, due 8/10/09 (b)	1,250,000	1,249,937
Private Export Funding Corp. 0.25%, due 10/1/09 (a)(b)	3,150,000	3,148,666
Procter & Gamble Co. 0.19%, due 8/3/09 (a)(b)	1,000,000	999,989
Southern Co. Funding Corp.
0.17%, due 8/18/09 (a)(b)	1,200,000	1,199,904
0.20%, due 8/11/09 (a)(b)	1,100,000	1,099,939
0.20%, due 8/19/09 (a)(b)	750,000	749,925
Transocean, Ltd. 0.37%, due 8/12/09 (a)(b)	1,200,000	1,199,864
United Technologies Corp. 0.18%, due 8/28/09 (a)(b)	1,000,000	999,865
Wisconsin Energy Corp. 0.35%, due 8/21/09 (a)(b)	1,100,000	1,099,786
		49,458,863

Corporate Bonds 22.1%
3M Co. (MTN) 5.125%, due 11/6/09	5,000,000	5,059,073
Amgen, Inc. 4.00%, due 11/18/09	3,765,000	3,790,779
AT&T, Inc. 4.125%, due 9/15/09	4,666,000	4,672,932
Bank of America Corp. 1.156%, due 12/2/10 (c)(d)	1,100,000	1,108,783
General Electric Capital Corp.
0.728%, due 3/11/11 (c)(d)	1,100,000	1,101,780
1.263%, due 12/9/10 (c)(d)	2,200,000	2,222,133
4.125%, due 9/1/09	5,000,000	5,008,369
National Rural Utilities Cooperative Finance Corp. 5.75%, due 8/28/09	2,000,000	2,005,974
Pitney Bowes Global Financial Services LLC 8.55%, due 9/15/09	2,000,000	2,017,719
Praxair, Inc. 0.751%, due 5/26/10 (c)	1,200,000	1,200,000
Procter & Gamble Co.
0.663%, due 9/9/09 (c)	2,000,000	2,000,000
1.046%, due 8/19/09 (c)	2,750,000	2,750,283
Roche Holdings, Inc. 1.661%, due 2/25/10 (a)(c)	5,000,000	5,015,720
SunTrust Bank 1.274%, due 12/16/10 (c)(d)	1,900,000	1,919,877
		39,873,422

Repurchase Agreements 14.2%
Bank of America N.A. 0.17%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $6,500,092 (Collateralized by a United States Treasury Note, with a rate between 2.00%- 3.00% and a maturity dates between of 7/15/12 - 1/15/14, with a Principal Amount of $5,488,400 and a Market Value of $6,630,010)	6,500,000	6,500,000
Deutsche Bank Securities, Inc. 0.18%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $6,500,097 (Collateralized by a United States Treasury Note, with a zero coupon rate and a maturity date of 12/15/13, with a Principal Amount of $7,153,262 and a Market Value of $6,630,000)	6,500,000	6,500,000
Morgan Stanley Co. 0.18%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $6,050,091 (Collateralized by a United States Treasury Bond with a rate of 4.25% and a maturity date of 5/15/39, with a Principal Amount of $6,322,300 and a Market Value of $6,171,087)	6,050,000	6,050,000
SG Americas Securities LLC 0.19%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $6,500,103 (Collateralized by a United States Treasury Note, with a rate of 1.75% and a maturity date of 1/31/14, with a Principal Amount of $6,839,000 and a Market Value of $6,630,069)	6,500,000	6,500,000
		25,550,000

U.S. Government & Federal Agencies 34.3%
Federal Farm Credit Bank
0.65%, due 5/18/10	2,500,000	2,499,341
2.75%, due 5/4/10	1,000,000	1,015,024
Federal Farm Credit Bank (Discount Note) 0.15%, due 8/24/09 (b)	1,500,000	1,499,856
Federal Home Loan Bank
0.68%, due 7/2/10	2,000,000	2,000,000
0.70%, due 6/23/10	1,500,000	1,500,000
0.80%, due 4/23/10	1,000,000	1,000,000
0.90%, due 4/7/10	2,000,000	2,001,223
4.50%, due 8/14/09	1,400,000	1,401,898
Federal Home Loan Bank (Discount Note) 0.41%, due 4/27/10 (b)	1,000,000	996,936
Federal Home Loan Mortgage Corporation
2.68%, due 11/16/09	5,000,000	5,031,941
4.00%, due 9/22/09	4,000,000	4,018,688
Federal Home Loan Mortgage Corporation (Discount Notes)
0.16%, due 8/26/09 (b)	1,500,000	1,499,833
0.175%, due 8/18/09 (b)	1,500,000	1,499,876
Federal National Mortgage Association 6.625%, due 9/15/09	10,000,000	10,073,014
Federal National Mortgage Association (Discount Notes)
0.18%, due 10/6/09 (b)	1,500,000	1,499,505
0.20%, due 10/19/09 (b)	500,000	499,781
0.21%, due 10/26/09 (b)	7,300,000	7,296,338
United States Treasury Bills
0.145%, due 8/6/09 (b)	125,000	124,997
0.155%, due 9/3/09 (b)	500,000	499,929
0.175%, due 9/24/09 (b)	2,000,000	1,999,395
0.18%, due 9/24/09 (b)	4,000,000	3,999,000
0.18%, due 10/8/09 (b)	125,000	124,958
0.185%, due 9/17/09 (b)	2,000,000	1,999,517
0.295%, due 4/1/10 (b)	500,000	499,004
0.305%, due 12/17/09 (b)	1,000,000	998,831
0.41%, due 6/10/10 (b)	1,000,000	996,435
0.50%, due 7/29/10 (b)	1,200,000	1,194,329
United States Treasury Notes
2.875%, due 6/30/10	1,000,000	1,020,352
3.50%, due 8/15/09	1,000,000	1,001,283
3.50%, due 11/15/09	2,000,000	2,018,774
		61,810,058

Total Short-Term Investments (Amortized Cost $179,264,725) (e)	99.5%	179,264,725
Cash and Other Assets,
Less Liabilities	0.5	927,521
Net Assets	100.0%	$180,192,246
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Asset-Backed Securities	$—	$2,572,382	$—	$2,572,382
Commercial Paper	—	49,458,863	—	49,458,863
Corporate Bonds	—	39,873,422	—	39,873,422
Repurchase Agreement	—	25,550,000	—	25,550,000
U.S. Government & Federal Agencies	—	61,810,058	—	61,810,058
Total	$—	$179,264,725	$—	$179,264,725

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Small Cap Growth Fund
Portfolio of Investments July 31, 2009 unaudited

		Shares	Value
	Common Stocks 94.1%†
	Aerospace & Defense 2.4%
	Alliant Techsystems, Inc. (a)	15,800	$1,243,776
	Triumph Group, Inc.	19,900	794,806
			2,038,582

	Air Freight & Logistics 1.3%
	HUB Group, Inc. Class A (a)	51,500	1,106,735

	Biotechnology 2.9%
	Alexion Pharmaceuticals, Inc. (a)	29,800	1,312,690
	Onyx Pharmaceuticals, Inc. (a)	20,700	743,544
	United Therapeutics Corp. (a)	4,600	426,052
			2,482,286

	Capital Markets 4.6%
	Affiliated Managers Group, Inc. (a)	18,100	1,194,962
	optionsXpress Holdings, Inc.	53,150	960,420
	Stifel Financial Corp. (a)	18,200	908,726
	Waddell & Reed Financial, Inc. Class A	31,800	902,166
			3,966,274

	Chemicals 1.2%
	Scotts Miracle-Gro Co. (The) Class A	26,100	1,019,205

	Commercial Services & Supplies 2.7%
	Clean Harbors, Inc. (a)	10,000	521,700
	Copart, Inc. (a)	22,700	801,537
	Waste Connections, Inc. (a)	34,700	978,887
			2,302,124

	Communications Equipment 1.1%
	Arris Group, Inc. (a)	77,400	942,732

	Construction & Engineering 1.6%
¤	Quanta Services, Inc. (a)	57,900	1,349,649

	Containers & Packaging 2.4%
	Crown Holdings, Inc. (a)	46,200	1,159,620
	Silgan Holdings, Inc.	17,000	854,420
			2,014,040

	Distributors 1.4%
	LKQ Corp. (a)	66,000	1,184,040

	Diversified Consumer Services 1.4%
	Capella Education Co. (a)	19,100	1,229,276

	Electrical Equipment 0.6%
	II-VI, Inc. (a)	20,000	479,800

	Electronic Equipment & Instruments 1.8%
	FLIR Systems, Inc. (a)	30,400	653,296
	Itron, Inc. (a)	17,000	886,890
			1,540,186

	Energy Equipment & Services 5.5%
	Dawson Geophysical Co. (a)	14,800	450,068
	Dril-Quip, Inc. (a)	19,700	833,113
	Gulfmark Offshore, Inc. (a)	26,400	844,536
	Hornbeck Offshore Services, Inc. (a)	26,600	579,348
	Lufkin Industries, Inc.	10,800	490,320
	NATCO Group, Inc. Class A (a)	28,300	1,020,498
	Superior Energy Services, Inc. (a)	30,100	499,359
			4,717,242

	Health Care Equipment & Supplies 2.8%
	Gen-Probe, Inc. (a)	15,000	556,800
	Haemonetics Corp. (a)	11,600	684,516
	Meridian Bioscience, Inc.	30,400	669,408
	NuVasive, Inc. (a)	7,400	306,286
	Wright Medical Group, Inc. (a)	14,000	194,880
			2,411,890

	Health Care Providers & Services 3.1%
	Bio-Reference Laboratories, Inc. (a)	24,500	785,470
	Catalyst Health Solutions, Inc. (a)	30,600	788,868
	Genoptix, Inc. (a)	16,900	529,139
	Healthspring, Inc. (a)	46,200	583,506
			2,686,983

	Health Care Technology 1.3%
	MedAssets, Inc. (a)	17,900	334,372
	Quality Systems, Inc.	13,700	751,993
			1,086,365

	Hotels, Restaurants & Leisure 2.6%
	Bally Technologies, Inc. (a)	21,500	778,515
	Jack in the Box, Inc. (a)	33,700	711,070
	Panera Bread Co. Class A (a)	14,100	774,936
			2,264,521

	Household Durables 1.0%
	KB Home	53,200	887,908

	Household Products 1.6%
¤	Church & Dwight Co., Inc.	23,700	1,397,826

	Insurance 3.0%
	Arthur J. Gallagher & Co.	39,200	897,680
	Hanover Insurance Group, Inc. (The)	20,550	807,821
	Validus Holdings, Ltd.	37,850	859,195
			2,564,696

	Internet Software & Services 3.4%
	Akamai Technologies, Inc. (a)	19,200	315,648
¤	Equinix, Inc. (a)	20,300	1,659,119
	Omniture, Inc. (a)	37,900	518,472
	Vocus, Inc. (a)	22,600	380,132
			2,873,371

	IT Services 1.7%
¤	CyberSource Corp. (a)	84,200	1,460,028

	Life Sciences Tools & Services 1.1%
	Mettler-Toledo International, Inc. (a)	10,900	916,254

	Machinery 5.1%
	Actuant Corp. Class A	44,800	575,232
	Bucyrus International, Inc.	36,200	1,067,176
	Gardner Denver, Inc. (a)	21,900	639,261
	Kaydon Corp.	14,100	460,647
	Middleby Corp. (The) (a)	15,300	748,170
	Wabtec Corp.	24,700	831,155
			4,321,641

	Multi-Utilities 1.0%
	Vectren Corp.	34,600	849,776

	Multiline Retail 1.7%
¤	Dollar Tree, Inc. (a)	31,400	1,448,168

	Oil, Gas & Consumable Fuels 1.5%
	Arena Resources, Inc. (a)	18,400	600,392
	Comstock Resources, Inc. (a)	18,100	696,850
			1,297,242

	Personal Products 1.4%
	Chattem, Inc. (a)	18,700	1,171,929

	Pharmaceuticals 0.3%
	Auxilium Pharmaceuticals, Inc. (a)	8,400	259,812

	Professional Services 0.5%
	FTI Consulting, Inc. (a)	7,700	419,111

	Real Estate Investment Trusts 1.0%
	Digital Realty Trust, Inc.	21,900	888,045

	Road & Rail 1.5%
	Genesee & Wyoming, Inc. Class A (a)	46,900	1,279,901

	Semiconductors & Semiconductor Equipment 4.2%
	Atheros Communications, Inc. (a)	23,300	582,500
	Hittite Microwave Corp. (a)	21,900	769,128
	Monolithic Power Systems, Inc. (a)	37,200	825,468
	NetLogic Microsystems, Inc. (a)	13,400	532,516
	Skyworks Solutions, Inc. (a)	71,200	860,096
			3,569,708

	Software 8.7%
	ANSYS, Inc. (a)	37,000	1,156,620
	Ariba, Inc. (a)	57,900	608,529
	Concur Technologies, Inc. (a)	4,100	141,409
	Informatica Corp. (a)	28,900	531,471
¤	MICROS Systems, Inc. (a)	62,000	1,698,180
	Parametric Technology Corp. (a)	46,200	596,442
	Solera Holdings, Inc. (a)	43,800	1,179,534
¤	Sybase, Inc. (a)	41,900	1,500,020
			7,412,205

	Specialty Retail 5.5%
	Aeropostale, Inc. (a)	24,500	891,800
	GameStop Corp. Class A (a)	38,900	851,521
	Guess?, Inc.	43,300	1,258,731
	Gymboree Corp. (The) (a)	24,400	970,632
	PetSmart, Inc.	31,000	693,470
			4,666,154

	Textiles, Apparel & Luxury Goods 3.4%
	Deckers Outdoor Corp. (a)	8,100	547,641
	Phillips-Van Heusen Corp.	23,800	842,044
¤	Warnaco Group, Inc. (The) (a)	42,100	1,529,493
			2,919,178

	Thrifts & Mortgage Finance 2.2%
	First Niagara Financial Group, Inc.	71,200	936,280
	Washington Federal, Inc.	65,200	908,236
			1,844,516

	Trading Companies & Distributors 0.8%
	Interline Brands, Inc. (a)	41,800	707,674

	Wireless Telecommunication Services 2.8%
	NTELOS Holdings Corp.	56,100	868,989
¤	SBA Communications Corp. Class A (a)	59,800	1,560,182
			2,429,171

	Total Common Stocks (Cost $86,600,449)		80,406,244

	Exchange Traded Fund 5.1% (b)
¤	iShares Russell 2000 Growth Index Fund	71,400	4,357,542

	Total Exchange Traded Fund (Cost $3,671,183)		4,357,542

		Principal Amount	Value
	Short-Term Investment 1.4%
	Repurchase Agreement 1.4%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $1,141,116 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 4.375% and a maturity date of 9/17/10, with a Principal Amount of $1,105,000 and a Market Value of $1,168,538)	$1,141,114	1,141,114

	Total Short-Term Investment (Cost $1,141,114)		1,141,114

	Total Investments (Cost $91,412,746) (c)	100.6%	85,904,900
	Liabilities in Excess of
	Cash and Other Assets	(0.6)	(473,294)
	Net Assets	100.0%	$85,431,606

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At July 31, 2009, cost is $91,595,852 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$5,549,674
Gross unrealized depreciation	(11,240,626)
Net unrealized depreciation	$(5,690,952)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$2,038,582	$—	$—	$2,038,582
Air Freight & Logistics	1,106,735	—	—	1,106,735
Biotechnology	2,482,286	—	—	2,482,286
Capital Markets	3,966,274	—	—	3,966,274
Chemicals	1,019,205	—	—	1,019,205
Commercial Services & Supplies	2,302,124	—	—	2,302,124
Communications Equipment	942,732	—	—	942,732
Construction & Engineering	1,349,649	—	—	1,349,649
Containers & Packaging	2,014,040	—	—	2,014,040
Distributors	1,184,040	—	—	1,184,040
Diversified Consumer Services	1,229,276	—	—	1,229,276
Electrical Equipment	479,800	—	—	479,800
Electronic Equipment & Instruments	1,540,186	—	—	1,540,186
Energy Equipment & Services	4,717,242	—	—	4,717,242
Health Care Equipment & Supplies	2,411,890	—	—	2,411,890
Health Care Providers & Services	2,686,983	—	—	2,686,983
Health Care Technology	1,086,365	—	—	1,086,365
Hotels, Restaurants & Leisure	2,264,521	—	—	2,264,521
Household Durables	887,908	—	—	887,908
Household Products	1,397,826	—	—	1,397,826
Insurance	2,564,696	—	—	2,564,696
Internet Software & Services	2,873,371	—	—	2,873,371
IT Services	1,460,028	—	—	1,460,028
Life Sciences Tools & Services	916,254	—	—	916,254
Machinery	4,321,641	—	—	4,321,641
Multi-Utilities	849,776	—	—	849,776
Multiline Retail	1,448,168	—	—	1,448,168
Oil, Gas & Consumable Fuels	1,297,242	—	—	1,297,242
Personal Products	1,171,929	—	—	1,171,929
Pharmaceuticals	259,812	—	—	259,812
Professional Services	419,111	—	—	419,111
Real Estate Investment Trusts	888,045	—	—	888,045
Road & Rail	1,279,901	—	—	1,279,901
Semiconductors & Semiconductor Equipment	3,569,708	—	—	3,569,708
Software	7,412,205	—	—	7,412,205
Specialty Retail	4,666,154	—	—	4,666,154
Textiles, Apparel & Luxury Goods	2,919,178	—	—	2,919,178
Thrifts & Mortgage Finance	1,844,516	—	—	1,844,516
Trading Companies & Distributors	707,674	—	—	707,674
Wireless Telecommunication Services	2,429,171	—	—	2,429,171
Total Common Stocks	80,406,244	—	—	80,406,244
Exchange Traded Fund	4,357,542	—	—	4,357,542
Short-Term Investment
Repurchase Agreement	—	1,141,114	—	1,141,114
Total Short-Term Investment	—	1,141,114	—	1,141,114
Total	$84,763,786	$1,141,114	$—	$85,904,900

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund
Portfolio of Investments July 31, 2009 unaudited

		Principal Amount	Value
	Municipal Bonds 98.8%†
	Alaska 1.0%
	Alaska Housing Finance Corp. Series C 5.50%, due 6/1/37	$1,885,000	$1,895,650

	Arizona 4.0%
	Arizona Health Facilities Authority Revenue, Banner Health Series A 5.00%, due 1/1/19	1,500,000	1,518,480
¤	Scottsdale Arizona Industrial Development Authority Hospital Revenue,
	Scottsdale Healthcare 5.00%, due 9/1/17	4,720,000	4,846,071
	5.00%, due 9/1/18	1,440,000	1,463,069
			7,827,620

	California 9.1%
	California Health Facilities Financing Authority Revenue, Providence Health Services Series B 5.50%, due 10/1/39	750,000	735,862
¤	California State 5.625%, due 4/1/26	5,500,000	5,764,825
	Golden State Tobacco Securitization Corp Series A 4.50%, due 6/1/27	4,620,000	3,880,523
	Los Angeles, California Harbor Department Revenue Series B 5.25%, due 8/1/34	3,500,000	3,500,000
	Los Rios, California Community College District Election Series D 5.375%, due 8/1/34	4,000,000	3,997,280
			17,878,490

	Colorado 2.1%
	Denver, Colorado City & County Airport Revenue Series A2 5.25%, due 11/15/32 (b)	4,000,000	4,056,440

	Delaware 1.2%
	Delaware State Economic Development Authority Revenue Pollution Control, Delmarva Power Series C, Insured: AMBAC 4.90%, due 5/1/26 (a)(d)	2,250,000	2,271,510

	Florida 8.5%
	Citizens Property Insurance Corp. Revenue Series A-1 6.00%, due 6/1/16 (a)	2,000,000	2,071,560
	Florida Hurricane Catastrophe Fund, Florida Finance Corp. Revenue Series A 5.00%, due 7/1/14	2,000,000	2,103,900
	Highlands County Florida Health Facilities Authority Revenue Hospital, Adventist Health Systems Series D 5.375%, due 11/15/35 (e)	4,500,000	5,084,505
	Miami-Dade County Florida Solid Waste System Revenue Insured: MBIA 5.00%, due 10/1/19 (a)(f)	1,735,000	1,812,017
¤	South Florida Water Management District, Insured: AMBAC 5.00%, due 10/1/20 (a)(d)	5,245,000	5,525,293
			16,597,275

	Georgia 4.7%
	Atlanta, Georgia Water & Wastewater Revenue Series A 6.00%, due 11/1/22	2,000,000	2,034,700
	Dahlonega, Georgia Downtown Development Authority, North Georgia PHD LLC 5.25%, due 7/1/40 (a)	4,000,000	3,851,960
	Monroe County, Georgia Development Authority, Oglethorpe Power Corp. Series B 4.625%, due 1/1/36 (a)	3,250,000	3,306,453
			9,193,113

	Hawaii 1.5%
	Hawaii State Department of Budget and Finance Revenue, Hawaiian Electric Co. 6.50%, due 7/1/39	3,000,000	3,039,120

	Illinois 14.0%
¤	Chicago, Illinois Housing Authority Capital Program Revenue Insured: FSA 5.00%, due 7/1/23 (a)(g)	7,000,000	7,145,320
	Chicago, Illinois Waterworks Revenue Insured: FGIC 6.50%, due 11/1/15 (a)(h)	3,005,000	3,602,634
	Illinois State Sales Tax Revenue Second Series, Insured: FGIC 5.50%, due 6/15/17 (a)(h)	4,000,000	4,637,400
¤	Illinois State Toll Highway Authority Series A-1, Insured: FSA 5.00%, due 1/1/26 (a)(g)	7,000,000	8,278,200
	Kane McHenry Cook & De Kalb Counties Illinois Unit School District No. 300 Insured: XLCA 5.00%, due 12/1/20 (a)(i)	3,500,000	3,647,560
			27,311,114

	Indiana 1.6%
	Indiana State Finance Authority, Indianapolis Power & Light Co. Series C 4.90%, due 1/1/16	1,500,000	1,512,090
	Indianapolis, Indiana Public Improvement Bond Bank Series A 5.50%, due 1/1/38 (a)	1,600,000	1,584,016
			3,096,106

	Louisiana 5.6%
	Louisiana Public Facilities Authority Hospital Revenue, Franciscan Mission Aries 6.75%, due 7/1/39	4,000,000	4,022,640
	Louisiana Public Facilities Authority Revenue, Christus Health Series A 6.00%, due 7/1/29	1,600,000	1,577,056
	New Orleans, Louisiana Sewer Service Revenue
	6.00%, due 6/1/24 (a)	500,000	504,755
	6.25%, due 6/1/29 (a)	750,000	754,297
	State of Louisiana Offshore Terminal Authority Deepwater Port Revenue Series C 5.25%, due 9/1/16	3,970,000	4,129,753
			10,988,501

	Massachusetts 3.3%
¤	Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup
	Series E2 5.00%, due 7/1/17	3,000,000	3,031,140
	Series E2 5.00%, due 7/1/18	3,500,000	3,494,855
			6,525,995

	Michigan 3.5%
¤	Detroit, Michigan Sewer Disposal Revenue
	Series C-1 6.50%, due 7/1/24	2,000,000	2,197,740
	Series B 7.50%, due 7/1/33 (a)	3,900,000	4,535,271
	Michigan Tobacco Settlement Finance Authority 6.00%, due 6/1/34	250,000	177,118
			6,910,129

	Nevada 2.0%
	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport Series A-2, Insured: AMBAC 5.00%, due 7/1/26 (a)(d)	4,000,000	3,906,120

	New Jersey 5.6%
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program Series A 5.75%, due 10/1/31	2,000,000	2,008,980
	New Jersey State Trust Fund Transportation Authority System Series C, Insured: FSA 5.50%, due 12/15/17 (a)(g)	3,810,000	4,307,053
	Newark, New Jersey Housing Authority Revenue, South Ward Police Facility 6.75%, due 12/1/38 (a)	2,000,000	2,142,720
	Tobacco Settlement Financing Corp. Series 1A 4.50%, due 6/1/23	2,925,000	2,509,650
			10,968,403

	New Mexico 1.5%
	New Mexico Finance Authority State Transportation Revenue Series A, Insured: MBIA 5.00%, due 6/15/22 (a)(f)	2,750,000	2,928,365

	New York 3.7%
	New York State Dormitory Authority Lease Revenue Court Facilities City of New York 7.375%, due 5/15/10	1,375,000	1,444,712
¤	New York State Dormitory Authority Revenue
	Series A, Insured: MBIA 6.00%, due 7/1/19 (a)(f)	3,700,000	4,428,123
	Series B 7.50%, due 5/15/11 (e)	1,250,000	1,381,425
	New York State Environmental Facilities Corp. Pollution Control Revenue, State Water Revolving Fund Series A 7.50%, due 6/15/12	60,000	60,335
			7,314,595

	North Carolina 7.6%
	North Carolina Eastern Municipal Power Agency Systems Revenue
	Series A 5.50%, due 1/1/12	2,000,000	2,141,760
	Series D 6.75%, due 1/1/26	2,000,000	2,032,480
¤	North Carolina Municipal Power Agency N1, Catawba Electric Revenue Series B 6.50%, due 1/1/20	7,000,000	7,124,530
	North Carolina Turnpike Authority Series A 5.75%, due 1/1/39 (a)	3,500,000	3,520,020
			14,818,790

	Oklahoma 0.7%
	Oklahoma Department of Transportation Revenue Series A 5.00%, due 9/1/13	1,260,000	1,420,146

	Pennsylvania 3.2%
	Pennsylvania State Turnpike Commission Revenue Series B 5.75%, due 6/1/39	4,000,000	4,074,240
	University of Pittsburgh Series B 5.50%, due 9/15/21	2,000,000	2,263,340
			6,337,580

	Puerto Rico 5.2%
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Series C 5.50%, due 7/1/23 (a)	5,000,000	4,752,500
	Puerto Rico Electric Power Authority Revenue Series WW 5.25%, due 7/1/33	3,000,000	2,748,000
	Puerto Rico Financing Corp. Sales Tax Revenue Series A 5.50%, due 8/1/23	2,500,000	2,615,450
			10,115,950

	South Carolina 0.5%
	South Carolina Jobs-Economic Development Authority/ Economic Development Revenue, Bon Secours-St. Francis Medical Center Series A 5.625%, due 11/15/30	935,000	1,069,640

	Tennessee 0.4%
	Blount County Tennessee Public Building Authority Series A-4A 1.15%, due 6/1/32 (c)	700,000	700,000

	Texas 7.3%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Revenue Series A, Insured: FGIC 6.00%, due 11/1/28 (a)(b)(h)	4,000,000	4,002,920
	North Texas Throughway Authority Revenue Series F 5.75%, due 1/1/38	3,000,000	2,874,480
¤	San Antonio, Texas Electric & Gas (Escrow Shares) Series 2000 5.00%, due 2/1/17	5,040,000	5,566,730
	Texas State College Student Loan 5.50%, due 8/1/10 (b)	1,760,000	1,823,906
			14,268,036

	Wyoming 1.0%
	Campbell County, Wyoming Solid Waste Facilities Revenue Series A 5.75%, due 7/15/39	2,000,000	2,018,040

	Total Municipal Bonds (Cost $187,104,622)		193,456,728

	Total Investments (Cost $187,104,622) (j)	98.8%	193,456,728
	Cash and Other Assets,
	Less Liabilities	1.2	2,266,457
	Net Assets	100.0%	$195,723,185

¤	Among the Fund's 10 largest issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at July 31, 2009.
(d)	AMBAC - Ambac Assurance Corp.
(e)	Pre-refunding Security - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.
(f)	MBIA - MBIA Insurance Corp.
(g)	FSA - Financial Security Assurance, Inc.
(h)	FGIC - Financial Guaranty Insurance Co.
(i)	XLCA - XL Capital Assurance, Inc.
(j)	The cost stated also represents the aggregate cost for federal income tax purposes. Net unrealized appreciation is as follows:
Gross unrealized appreciation	$7,041,440
Gross unrealized depreciation	(689,334)
Net unrealized appreciation	$6,352,106

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds	$—	$193,456,728	—	$193,456,728
Total	$—	$193,456,728	$—	$193,456,728

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Total Return Fund
Portfolio of Investments ††† July 31, 2009 unaudited

	Principal Amount	Value
Long-Term Bonds 43.4%†
Asset-Backed Securities 2.1%
Automobile 0.1%
Superior Wholesale Inventory Financing Trust Series 2007-AE1, Class A 0.388%, due 1/15/12 (a)	$340,000	$332,123

Consumer Finance 0.2%
Harley-Davidson Motorcycle Trust Series 2007-1, Class A3 5.22%, due 3/15/12	640,603	648,591

Credit Cards 1.1%
Chase Issuance Trust Series 2006-C4, Class C4 0.578%, due 1/15/14 (a)	1,315,000	1,147,372
Citibank Credit Card Issuance Trust Series 2006-C4, Class C4 0.521%, due 1/9/12 (a)	1,400,000	1,376,403
MBNA Credit Card Master Note Trust Series 2005-A3, Class A3 4.10%, due 10/15/12	890,000	906,026
Murcie Lago International, Ltd. Series 2006-1X, Class A 0.515%, due 3/27/11 (a)(b)(c)	700,000	662,865
		4,092,666

Diversified Financial Services 0.0%‡
USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (b)(d)	155,182	146,436

Home Equity 0.3%
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3 5.61%, due 11/25/36 (e)	495,000	468,665
Series 2006-1, Class A3 5.706%, due 7/25/36 (e)	855,000	807,688
		1,276,353

Utility 0.4%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,600,000	1,663,391

Total Asset-Backed Securities (Cost $8,381,550)		8,159,560

Convertible Bonds 4.0%
Aerospace & Defense 0.2%
L-3 Communications Corp. 3.00%, due 8/1/35	340,000	342,550
Triumph Group, Inc. 2.625%, due 10/1/26	311,000	302,059
		644,609

Airlines 0.0%‡
JetBlue Airways Corp. 3.75%, due 3/15/35	197,000	193,552

Biotechnology 0.2%
Amgen, Inc. 0.125%, due 2/1/11	287,000	287,000
Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	269,000	266,982
Gilead Sciences, Inc. 0.625%, due 5/1/13	100,000	135,000
		688,982

Coal 0.1%
Peabody Energy Corp. 4.75%, due 12/15/66	268,000	212,055

Commercial Services 0.1%
Alliance Data Systems Corp. 1.75%, due 8/1/13 (d)	278,000	236,648
Sotheby's 3.125%, due 6/15/13	171,000	142,571
		379,219

Computers 0.2%
EMC Corp. 1.75%, due 12/1/11	612,000	693,090
Mentor Graphics Corp. 6.25%, due 3/1/26	104,000	91,390
		784,480

Distribution & Wholesale 0.1%
WESCO International, Inc. 1.75%, due 11/15/26	244,000	238,510

Diversified Financial Services 0.1%
NASDAQ OMX Group, Inc. (The) 2.50%, due 8/15/13	569,000	483,650

Electrical Components & Equipment 0.1%
General Cable Corp. 0.875%, due 11/15/13	239,000	232,726

Electronics 0.2%
Fisher Scientific International, Inc. 3.25%, due 3/1/24	375,000	478,594
Itron, Inc. 2.50%, due 8/1/26	142,000	152,295
TTM Technologies, Inc. 3.25%, due 5/15/15	234,000	207,675
		838,564

Energy - Alternate Sources 0.2%
Covanta Holding Corp. 1.00%, due 2/1/27	740,000	655,825

Entertainment 0.0%‡
Lions Gate Entertainment Corp.
2.938%, due 10/15/24	46,000	39,618
3.625%, due 3/15/25	70,000	56,875
		96,493

Environmental Controls 0.1%
Waste Connections, Inc. 3.75%, due 4/1/26	268,000	279,725

Food 0.1%
Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	276,000	238,740
Spartan Stores, Inc. 3.375%, due 5/15/27	455,000	321,912
		560,652

Health Care - Products 0.2%
Medtronic, Inc. 1.625%, due 4/15/13	807,000	781,781

Home Builders 0.0%‡
DR Horton, Inc. 2.00%, due 5/15/14	108,000	121,365

Iron & Steel 0.2%
Allegheny Technologies 4.25%, due 6/1/14	185,000	190,088
ArcelorMittal 5.00%, due 5/15/14	191,000	265,012
United States Steel Corp. 4.00%, due 5/15/14	161,000	233,651
		688,751

Media 0.0%‡
Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (d)	153,000	113,220

Mining 0.0%‡
Alcoa, Inc. 5.25%, due 3/15/14	94,000	186,943

Miscellaneous - Manufacturing 0.1%
Eastman Kodak Co. 3.375%, due 10/15/33	219,000	191,625
Ingersoll-Rand Co. 4.50%, due 4/15/12	56,000	97,020
		288,645

Oil & Gas 0.7%
Chesapeake Energy Corp. 2.50%, due 5/15/37	588,000	452,025
Nabors Industries, Inc. 0.94%, due 5/15/11	582,000	549,990
St. Mary Land & Exploration Co. 3.50%, due 4/1/27	367,000	325,254
Transocean, Inc.
Series C 1.50%, due 12/15/37	958,000	880,162
Series A 1.625%, due 12/15/37	640,000	622,400
		2,829,831

Oil & Gas Services 0.2%
Cameron International Corp. 2.50%, due 6/15/26	141,000	166,732
Schlumberger, Ltd. Series B 2.125%, due 6/1/23	467,000	686,490
		853,222

Pharmaceuticals 0.3%
ALZA Corp. (zero coupon), due 7/28/20	608,000	552,520
Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	636,000	767,970
		1,320,490

Real Estate Investment Trusts 0.1%
Macerich Co. (The) 3.25%, due 3/15/12 (d)	136,000	109,480
Vornado Realty Trust 3.625%, due 11/15/26	363,000	341,674
		451,154

Retail 0.0%‡
Costco Wholesale Corp. (zero coupon), due 8/19/17	133,000	150,124

Semiconductors 0.2%
Intel Corp. 3.25%, due 8/1/39 (d)	121,000	122,361
Micron Technology, Inc. 4.25%, due 10/15/13	130,000	187,363
ON Semiconductor Corp. 2.625%, due 12/15/26	174,000	165,300
Teradyne, Inc. 4.50%, due 3/15/14	68,000	111,520
		586,544

Software 0.1%
Sybase, Inc. 3.50%, due 8/15/29 (d)	407,000	425,315
SYNNEX Corp. 4.00%, due 5/15/18 (d)	108,000	122,850
		548,165

Telecommunications 0.2%
Anixter International, Inc. 1.00%, due 2/15/13	338,000	282,230
SBA Communications Corp. 1.875%, due 5/1/13 (d)	419,000	372,910
		655,140

Total Convertible Bonds (Cost $16,775,284)		15,864,417

Corporate Bonds 5.2%
Advertising 0.0%‡
Lamar Media Corp. 6.625%, due 8/15/15	120,000	105,600

Agriculture 0.1%
Cargill, Inc. 4.375%, due 6/1/13 (d)	200,000	201,894
Lorillard Tobacco Co. 8.125%, due 6/23/19	255,000	278,999
		480,893

Airlines 0.0%‡
Delta Air Lines, Inc. (Escrow Shares)
8.00%, due 6/3/49 (f)(g)	40,000	302
10.375%, due 12/15/22 (f)(g)	100,000	610
Northwest Airlines, Inc. (Escrow Shares)
7.625%, due 11/15/23 (f)(g)	42,700	165
8.875%, due 6/1/49 (f)(g)	30,000	63
10.00%, due 2/1/49 (f)(g)	17,300	36
		1,176

Auto Parts & Equipment 0.0%‡
FleetPride Corp. 11.50%, due 10/1/14 (d)	140,000	123,375

Banks 0.6%
AgriBank FCB 9.125%, due 7/15/19	900,000	910,083
Bank of America Corp. 6.50%, due 8/1/16	735,000	747,713
Citigroup, Inc. 8.50%, due 5/22/19	390,000	415,238
GMAC LLC 8.00%, due 11/1/31 (d)	211,000	161,415
USB Capital IX 6.189%, due 4/15/49 (a)	200,000	143,000
		2,377,449

Beverages 0.0%‡
Constellation Brands, Inc. 7.25%, due 5/15/17	35,000	34,212

Building Materials 0.2%
USG Corp. 6.30%, due 11/15/16	705,000	551,662

Chemicals 0.1%
Dow Chemical Co. (The) 8.55%, due 5/15/19	375,000	411,411
Phibro Animal Health Corp. 10.00%, due 8/1/13 (d)	80,000	72,600
Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (f)	100,000	16,500
		500,511

Coal 0.0%‡
Peabody Energy Corp. 7.875%, due 11/1/26	120,000	110,400

Diversified Financial Services 1.1%
American Real Estate Partners, L.P./American Real Estate Finance Corp. 7.125%, due 2/15/13	250,000	231,875
AmeriCredit Corp. 8.50%, due 7/1/15	95,000	91,200
General Electric Capital Corp. 6.875%, due 1/10/39	400,000	392,794
Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	270,000	254,547
JPMorgan Chase & Co. 2.125%, due 6/22/12 (h)	2,705,000	2,724,187
LaBranche & Co., Inc. 11.00%, due 5/15/12	30,000	27,675
Merrill Lynch & Co., Inc. 6.05%, due 8/15/12	580,000	597,451
		4,319,729

Electric 0.5%
AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	104,525	98,254
Allegheny Energy Supply Co. LLC 7.80%, due 3/15/11	890,000	930,445
CMS Energy Corp. 6.55%, due 7/17/17	900,000	846,828
NRG Energy, Inc. 7.25%, due 2/1/14	15,000	14,737
Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	90,000	88,200
		1,978,464

Environmental Controls 0.2%
Allied Waste North America, Inc. 7.375%, due 4/15/14	830,000	856,975

Gas 0.3%
Sempra Energy 6.50%, due 6/1/16	1,050,000	1,152,648

Health Care - Services 0.2%
CIGNA Corp. 8.50%, due 5/1/19	670,000	713,584

Household Products & Wares 0.1%
Jarden Corp. 7.50%, due 5/1/17	75,000	72,000
Libbey Glass, Inc. 8.26%, due 6/1/11 (a)	80,000	58,400
		130,400

Insurance 0.1%
Crum & Forster Holdings Corp. 7.75%, due 5/1/17	215,000	188,662
USI Holdings Corp.
4.758%, due 11/15/14 (a)(d)	35,000	24,500
9.75%, due 5/15/15 (d)	95,000	69,825
		282,987

Lodging 0.0%‡
MTR Gaming Group, Inc. 9.75%, due 4/1/10	50,000	50,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 3.129%, due 3/15/14 (a)(d)	85,000	63,750
		113,750

Media 0.5%
ION Media Networks, Inc. 9.041%, due 1/15/13 (d)(e)(f)	38,185	1,527
Morris Publishing Group LLC 7.00%, due 8/1/13 (f)	74,000	5,180
Time Warner Cable, Inc. 8.25%, due 2/14/14	1,040,000	1,206,859
Time Warner, Inc. 7.70%, due 5/1/32	750,000	830,423
Ziff Davis Media, Inc. 8.875%, due 7/15/11 (b)(c)	19,658	7,470
		2,051,459

Metal Fabricate & Hardware 0.0%‡
Neenah Foundary Co. 9.50%, due 1/1/17	130,000	41,600

Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 4/1/15	55,000	58,162
8.375%, due 4/1/17	110,000	116,600
		174,762

Miscellaneous - Manufacturing 0.0%‡
RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	125,000	108,750

Oil & Gas 0.1%
Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (d)	60,000	55,200
Pemex Project Funding Master Trust 6.625%, due 6/15/35	110,000	103,864
Stone Energy Corp. 6.75%, due 12/15/14	80,000	52,000
		211,064

Pharmaceuticals 0.3%
NBTY, Inc. 7.125%, due 10/1/15	70,000	67,200
Pfizer, Inc. 6.20%, due 3/15/19	1,035,000	1,171,012
		1,238,212

Pipelines 0.4%
ANR Pipeline Co. 9.625%, due 11/1/21	55,000	74,172
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 8.50%, due 7/15/16	15,000	13,875
Nustar Logistics 7.65%, due 4/15/18	300,000	303,740
ONEOK Partners, L.P. 8.625%, due 3/1/19	250,000	297,226
Oneok, Inc. 6.00%, due 6/15/35	950,000	883,198
		1,572,211

Real Estate Investment Trusts 0.1%
Health Care Property Investors, Inc. 6.00%, due 1/30/17	450,000	398,736

Retail 0.1%
CVS Caremark Corp. 5.789%, due 1/10/26 (c)(d)	293,277	262,366
Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13	22,000	22,000
		284,366

Telecommunications 0.1%
GCI, Inc. 7.25%, due 2/15/14	85,000	79,050
iPCS, Inc. 3.153%, due 5/1/13 (a)	35,000	29,225
Lucent Technologies, Inc. 6.45%, due 3/15/29	170,000	110,500
Qwest Communications International, Inc. 7.25%, due 2/15/11	57,000	56,715
Qwest Corp. 7.125%, due 11/15/43	20,000	14,350
		289,840

Textiles 0.0%‡
INVISTA 9.25%, due 5/1/12 (d)	80,000	76,800

Total Corporate Bonds (Cost $20,213,491)		20,281,615

Foreign Government Bonds 0.3%
Foreign Sovereign 0.3%
Republic of Panama 9.375%, due 4/1/29	860,000	1,083,600
Republic of Venezuela 6.00%, due 12/9/20	309,000	161,143

Total Foreign Government Bonds (Cost $1,193,616)		1,244,743

Loan Assignments & Participations 0.2% (i)
Broadcasting 0.0%‡
Nielsen Finance LLC Class A Term Loan 2.30%, due 8/9/13	85,530	79,356

Healthcare, Education & Childcare 0.1%
Community Health Systems, Inc. Term Loan 2.896%, due 7/25/14	185,215	173,716
HCA, Inc. Term Loan B 2.848%, due 11/18/13	209,746	196,660
Talecris Biotherapeutics, Inc. 2nd Lien Term Loan 7.42%, due 12/6/14	115,000	109,250
		479,626

Machinery 0.0%‡
BHM Technologies LLC Exit Term Loan B 8.50%, due 11/26/13 (f)(c)	66,630	10,828

Retail Store 0.1%
Toys 'R' Us (Delaware), Inc. Term Loan 5.286%, due 1/19/13	140,000	115,500

Total Loan Assignments & Participations (Cost $903,508)		685,310

Mortgage-Backed Securities 1.7%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.7%
Banc of America Commercial Mortgage, Inc.
Series 2005-5, Class A2 5.001%, due 10/10/45	1,010,317	1,011,494
Series 2007-2, Class A4 5.689%, due 4/10/49	400,000	338,896
Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.515%, due 12/25/36 (a)(b)(d)	381,719	225,216
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.717%, due 6/11/40	400,000	373,536
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.095%, due 12/10/49	200,000	174,877
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	230,000	198,516
Commercial Mortgage Loan Trust 6.019%, due 12/10/49	1,085,000	862,158
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	860,000	576,250
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.805%, due 8/10/45	880,000	692,460
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, due 3/15/29	292,662	291,031
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.06%, due 2/25/42 (a)(b)(c)(d)	781,041	730,273
Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)(d)	280,000	243,664
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.902%, due 2/15/51	1,085,000	833,492

Total Mortgage-Backed Securities (Cost $7,155,592)		6,551,863

Municipal Bonds 0.3%
Texas 0.2%
Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23	660,000	659,993

West Virginia 0.1%
Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	655,000	448,348

Total Municipal Bonds (Cost $1,315,000)		1,108,341

U.S. Government & Federal Agencies 27.3%
Fannie Mae (Collateralized Mortgage Obligation) 0.1%
Series 2006-B1, Class AB 6.00%, due 6/25/16	485,365	502,098

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.0%
	3.00%, due 8/1/10	290,158	291,603
	4.30%, due 3/1/35 (a)	879,534	911,621
	5.00%, due 8/1/33	1,170,934	1,203,648
	5.039%, due 6/1/35 (a)	1,071,138	1,114,401
	5.50%, due 1/1/21	4,514,627	4,739,503
	5.50%, due 7/1/34	5,364,788	5,581,975
	6.00%, due 3/1/36	1,567,128	1,646,732
			15,489,483

¤	Federal National Mortgage Association 3.6%
	4.625%, due 5/1/13	10,620,000	11,081,258
	5.125%, due 1/2/14	810,000	845,310
	6.25%, due 2/1/11	2,220,000	2,350,927
			14,277,495

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 9.6%
	4.50%, due 4/1/18	774,680	808,903
	4.50%, due 7/1/18	2,814,473	2,938,806
	4.50%, due 6/1/23	3,033,687	3,118,709
	5.00%, due 9/1/20	268,330	281,023
	5.00%, due 10/1/20	266,460	279,064
	5.00%, due 12/1/20	533,704	558,949
	5.00%, due 8/1/34 TBA (j)	850,000	866,469
	5.00%, due 7/1/35	4,694,535	4,818,358
	5.50%, due 4/1/21	2,600,882	2,736,936
	5.50%, due 6/1/21	1,840,491	1,931,592
	5.50%, due 11/1/33	1,128,570	1,174,611
	5.50%, due 12/1/33	991,130	1,031,564
	5.50%, due 6/1/34	1,660,925	1,727,647
	5.50%, due 10/1/38	5,910,172	6,143,898
	6.00%, due 1/1/33	782,653	827,790
	6.00%, due 3/1/33	842,950	890,642
	6.00%, due 9/1/34	882,269	930,669
	6.00%, due 9/1/35	3,155,919	3,329,243
	6.00%, due 10/1/35	2,104,615	2,214,810
	6.50%, due 6/1/31	312,942	337,710
	6.50%, due 8/1/31	292,610	315,768
	6.50%, due 10/1/31	201,724	217,689
			37,480,850

	Freddie Mac (Collateralized Mortgage Obligation) 0.2%
	Series 2632, Class NH 3.50%, due 6/15/13	593,399	603,148

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 5.1%
	5.00%, due 8/1/36 TBA (j)	2,400,000	2,463,749
	5.50%, due 8/1/35 TBA (j)	4,570,000	4,737,088
	6.00%, due 4/15/29	885,184	933,748
	6.00%, due 8/15/32	1,241,969	1,307,301
	6.00%, due 8/1/35 TBA (j)	5,610,000	5,872,969
	6.50%, due 8/1/33 TBA (j)	4,375,000	4,653,906
			19,968,761

¤	United States Treasury Bonds 2.5%
	3.50%, due 2/15/39	8,545,000	7,384,760
	6.00%, due 2/15/26	335,000	404,931
	6.25%, due 8/15/23	445,000	544,013
	6.25%, due 5/15/30	1,125,000	1,425,234
	6.875%, due 8/15/25	125,000	164,102
			9,923,040

¤	United States Treasury Note 2.0%
	3.125%, due 5/15/19	8,025,000	7,776,706

	United States Treasury Strip Principal 0.2%
	(zero coupon), due 8/15/28	2,265,000	964,693

	Total U.S. Government & Federal Agencies (Cost $103,719,462)		106,986,274

	Yankee Bonds 2.3% (k)
	Advertising 0.1%
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (d)	470,000	433,575

	Beverages 0.1%
	Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13	430,000	437,389

	Building Materials 0.0%‡
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (d)(f)	645,000	95,137

	Coal 0.0%‡
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	180,000	165,042

	Commercial Services 0.0%‡
	Quebecor World, Inc. 9.75%, due 1/15/15 (d)(f)	110,000	9,900

	Electric 0.2%
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (d)	625,000	654,932

	Forest Products & Paper 0.0%‡
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	185,000	138,750

	Holding Company - Diversified 0.1%
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (d)	315,000	360,324

	Insurance 0.1%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	35,000	32,681
	8.30%, due 4/15/26	20,000	15,700
	Nippon Life Insurance Co. 4.875%, due 8/9/10 (d)	340,000	339,657
			388,038

	Media 0.5%
	British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (d)	665,000	831,300
	BSKYB Finance UK PLC 6.50%, due 10/15/35 (d)	1,130,000	1,079,630
	CanWest, L.P. 9.25%, due 8/1/15 (d)(f)	120,000	15,600
	Quebecor Media, Inc. 7.75%, due 3/15/16	15,000	14,250
			1,940,780

	Mining 0.2%
	Anglo American Capital PLC 9.375%, due 4/8/19 (d)	500,000	570,000

	Miscellaneous - Manufacturing 0.7%
	Siemens Financieringsmaatschappij N.V.
	5.75%, due 10/17/16 (d)	2,000,000	2,139,336
	6.125%, due 8/17/26 (d)	700,000	748,120
			2,887,456

	Oil & Gas 0.2%
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (d)	200,000	194,500
	Gazprom International S.A. 7.201%, due 2/1/20 (d)	544,515	537,709
			732,209

	Pharmaceuticals 0.0%‡
	Angiotech Pharmaceuticals, Inc. 4.418%, due 12/1/13 (a)	60,000	47,700

	Telecommunications 0.1%
	Rogers Communications, Inc. 9.625%, due 5/1/11	275,000	302,369
	Satelites Mexicanos S.A. de C.V. 9.348%, due 11/30/11 (a)	85,000	68,425
			370,794

	Total Yankee Bonds (Cost $9,634,100)		9,232,026

	Total Long-Term Bonds (Cost $169,291,603)		170,114,149

		Shares	Value
	Common Stocks 46.3%
	Aerospace & Defense 1.8%
	BAE Systems PLC	243,150	1,246,942
	Cobham PLC	63,717	190,627
	L-3 Communications Holdings, Inc.	18,600	1,404,300
	Northrop Grumman Corp.	14,600	650,868
¤	United Technologies Corp.	63,000	3,431,610
			6,924,347

	Agriculture 1.1%
	Imperial Tobacco Group PLC	33,250	950,332
	Philip Morris International, Inc.	69,850	3,255,010
			4,205,342

	Airlines 0.0%‡
	Delta Air Lines, Inc. (g)	6	42

	Apparel 0.4%
	Deckers Outdoor Corp. (g)	6,600	446,226
	Polo Ralph Lauren Corp.	18,000	1,134,900
			1,581,126

	Banks 0.7%
	DBS Group Holdings, Ltd.	25,200	243,043
	Northern Trust Corp.	9,500	568,195
	PNC Financial Services Group, Inc.	17,100	626,886
	State Street Corp.	9,400	472,820
	U.S. Bancorp	35,600	726,596
			2,637,540

	Beverages 2.0%
	Coca-Cola Co. (The)	35,300	1,759,352
	Diageo PLC	2,300	36,038
	Diageo PLC, Sponsored ADR (l)	44,700	2,788,386
	Hansen Natural Corp. (g)	22,100	685,321
	InBev N.V.	23,150	921,075
	PepsiCo, Inc.	32,200	1,827,350
			8,017,522

	Biotechnology 0.7%
	Gilead Sciences, Inc. (g)	47,500	2,324,175
	United Therapeutics Corp. (g)	5,800	537,196
			2,861,371

	Chemicals 1.5%
	Air Liquide S.A.	9,800	1,023,291
	E.I. du Pont de Nemours & Co.	24,700	763,971
	Monsanto Co.	18,300	1,537,200
	Praxair, Inc.	34,400	2,689,392
			6,013,854

	Commercial Services 0.5%
	Alliance Data Systems Corp. (g)	19,800	1,009,800
	Iron Mountain, Inc. (g)	33,100	966,851
			1,976,651

	Computers 2.1%
	Apple, Inc. (g)	9,150	1,495,019
	EMC Corp. (g)	41,300	621,978
	Hewlett-Packard Co.	47,000	2,035,100
	International Business Machines Corp.	16,750	1,975,327
	Logitech International S.A. (g)	54,800	917,352
	Research In Motion, Ltd. (g)	13,000	988,000
	Synaptics, Inc. (g)	13,300	318,801
			8,351,577

	Cosmetics & Personal Care 0.9%
	Avon Products, Inc.	47,400	1,534,812
	Colgate-Palmolive Co.	12,000	869,280
	Procter & Gamble Co. (The)	23,300	1,293,383
			3,697,475

	Distribution & Wholesale 0.2%
	LKQ Corp. (g)	42,600	764,244

	Diversified Financial Services 0.4%
	Affiliated Managers Group, Inc. (g)	12,100	798,842
	Citigroup, Inc.	244,969	776,552
			1,575,394

	Electric 0.7%
	FirstEnergy Corp.	7,200	296,640
	National Grid PLC	98,500	918,952
	NRG Energy, Inc. (g)	28,600	778,206
	Scottish & Southern Energy PLC	16,300	301,418
	Terna S.p.A.	91,600	322,803
			2,618,019

	Electronics 1.2%
	Amphenol Corp. Class A	69,500	2,317,825
	Avnet, Inc. (g)	15,500	378,200
	Thermo Fisher Scientific, Inc. (g)	47,600	2,155,328
			4,851,353

	Entertainment 0.1%
	OPAP S.A.	11,400	273,786

	Food 2.1%
	ConAgra Foods, Inc.	22,400	439,712
	General Mills, Inc.	25,800	1,519,878
	Kroger Co. (The)	77,900	1,665,502
¤	Nestle S.A. Registered	81,400	3,349,995
	Nissin Foods Holdings Co., Ltd.	8,400	268,090
	Tesco PLC	120,300	738,510
	Unilever N.V., CVA	9,600	262,301
			8,243,988

	Gas 0.3%
	Enagas	30,500	603,169
	Snam Rete Gas S.p.A.	119,777	524,531
			1,127,700

	Health Care - Products 1.8%
	Baxter International, Inc.	19,500	1,099,215
	Becton, Dickinson & Co.	12,700	827,405
	C.R. Bard, Inc.	11,000	809,270
	Johnson & Johnson	54,500	3,318,505
	St. Jude Medical, Inc. (g)	22,350	842,819
	Terumo Corp.	5,100	259,244
			7,156,458

	Health Care - Services 0.1%
	UnitedHealth Group, Inc.	10,700	300,242

	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	5,600	327,320

	Insurance 0.7%
	Hannover Rueckversicherung A.G. (g)	8,375	340,798
	MetLife, Inc.	17,750	602,612
	Prudential Financial, Inc.	20,300	898,681
	SCOR SE	41,750	1,002,383
			2,844,474

	Internet 1.2%
	Akamai Technologies, Inc. (g)	64,400	1,058,736
	Equinix, Inc. (g)	21,000	1,716,330
	Google, Inc. Class A (g)	3,900	1,727,895
			4,502,961

	Investment Company 0.1%
	Man Group PLC	51,900	239,932

	Iron & Steel 0.1%
	Nucor Corp.	9,350	415,794

	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (b)(c)	4,340	43

	Machinery - Construction & Mining 0.2%
	Caterpillar, Inc.	8,000	352,480
	Joy Global, Inc.	10,900	405,262
			757,742

	Machinery - Diversified 0.7%
	AGCO Corp. (g)	13,800	434,148
	Rockwell Automation, Inc.	19,400	803,354
	Roper Industries, Inc.	30,900	1,477,638
			2,715,140

	Media 1.3%
	Cablevision Systems Corp. Class A	16,400	335,708
	Comcast Corp. Class A	57,700	857,422
	DIRECTV Group, Inc. (The) (g)	28,200	730,380
	MediaSet S.p.A.	39,510	238,910
	Shaw Communications, Inc.	55,800	979,511
	Vivendi S.A.	36,950	949,283
	Walt Disney Co. (The)	37,700	947,024
			5,038,238

	Metal Fabricate & Hardware 0.6%
	Precision Castparts Corp.	27,400	2,186,794

	Mining 0.1%
	Freeport-McMoRan Copper & Gold, Inc. Class B	9,200	554,760

	Miscellaneous - Manufacturing 2.0%
	3M Co.	11,100	782,772
	Danaher Corp.	31,600	1,935,184
	General Electric Co.	75,100	1,006,340
	Honeywell International, Inc.	32,300	1,120,810
	Illinois Tool Works, Inc.	20,300	823,165
	Ingersoll-Rand Co., Ltd. Class A	76,700	2,215,096
			7,883,367

	Office Equipment/Supplies 0.1%
	Canon, Inc.	5,700	212,639
	Neopost S.A.	2,360	200,982
			413,621

	Oil & Gas 2.3%
	Apache Corp.	6,100	512,095
	BP PLC, Sponsored ADR (l)	12,080	604,483
	Chevron Corp.	24,600	1,708,962
	ConocoPhillips	16,200	708,102
	Devon Energy Corp.	9,100	528,619
	ENI S.p.A.	9,900	230,424
	Hess Corp.	22,800	1,258,560
	Royal Dutch Shell PLC Class A, ADR (l)	6,150	323,736
	Suncor Energy, Inc.	25,500	828,240
	Total S.A.	4,950	274,519
	Transocean, Inc. (g)	11,300	900,497
	XTO Energy, Inc.	25,575	1,028,882
			8,907,119

	Oil & Gas Services 1.5%
	Baker Hughes, Inc.	31,100	1,259,550
	Cameron International Corp. (g)	48,200	1,505,286
	Halliburton Co.	28,200	622,938
	National Oilwell Varco, Inc. (g)	44,800	1,610,112
	Schlumberger, Ltd.	12,100	647,350
	Smith International, Inc.	12,800	321,664
			5,966,900

	Packaging & Containers 0.2%
	Crown Holdings, Inc. (g)	34,800	873,480

	Pharmaceuticals 3.2%
	Abbott Laboratories	28,300	1,273,217
	Astellas Pharma, Inc.	9,000	343,355
	AstraZeneca PLC, Sponsored ADR (l)	39,700	1,843,668
	Bristol-Myers Squibb Co.	39,200	852,208
	Cardinal Health, Inc.	12,400	412,920
	Medco Health Solutions, Inc. (g)	46,800	2,473,848
	Merck & Co., Inc.	30,450	913,804
	Novartis A.G., Registered	9,000	412,165
	Pfizer, Inc.	44,100	702,513
	Roche Holding A.G., Genusscheine	5,050	796,262
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (l)	19,800	1,056,132
	Wyeth	31,900	1,484,945
			12,565,037

	Pipelines 0.2%
	Williams Cos., Inc.	49,800	831,162

	Retail 4.9%
	American Eagle Outfitters, Inc.	51,000	733,890
	CVS Caremark Corp.	53,000	1,774,440
	GameStop Corp. Class A (g)	26,800	586,652
	Guess?, Inc.	36,150	1,050,881
	Home Depot, Inc. (The)	25,700	666,658
	Kohl's Corp. (g)	38,700	1,878,885
¤	Lowe's Cos., Inc.	152,400	3,422,904
	McDonald's Corp.	41,600	2,290,496
	Next PLC	34,400	979,752
	Target Corp.	11,600	505,992
	TJX Cos., Inc.	54,600	1,978,158
	Wal-Mart Stores, Inc.	64,700	3,227,236
			19,095,944

	Semiconductors 1.5%
	Intel Corp.	167,000	3,214,750
	Linear Technology Corp.	23,900	642,193
	MEMC Electronic Materials, Inc. (g)	15,600	274,872
	NVIDIA Corp. (g)	131,100	1,695,123
			5,826,938

	Software 2.1%
	Fiserv, Inc. (g)	21,800	1,033,538
¤	Microsoft Corp.	205,400	4,831,008
	Oracle Corp.	99,700	2,206,361
			8,070,907

	Telecommunications 3.2%
	American Tower Corp. Class A (g)	39,700	1,353,373
	AT&T, Inc.	74,000	1,941,020
	Belgacom S.A.	9,170	328,514
	Cisco Systems, Inc. (g)	20,000	440,200
	France Telecom S.A.	39,200	978,314
	Harris Corp.	10,700	335,017
	Mobistar S.A.	4,800	305,915
	Nokia OYJ, Sponsored ADR (l)	66,200	883,108
	NTT DoCoMo, Inc., Sponsored ADR (l)	30,000	433,200
	QUALCOMM, Inc.	52,200	2,412,162
	SBA Communications Corp. Class A (g)	32,800	855,752
	Verizon Communications, Inc.	33,600	1,077,552
	Vodafone Group PLC, ADR (l)	15,600	321,048
	Vodafone Group PLC	480,450	984,751
			12,649,926

	Transportation 1.2%
	CSX Corp.	12,800	513,536
	FedEx Corp.	20,400	1,383,936
	J.B. Hunt Transport Services, Inc.	18,400	514,280
	Norfolk Southern Corp.	31,500	1,362,375
	Union Pacific Corp.	15,700	903,064
			4,677,191

	Water 0.2%
	United Utilities Group PLC	109,750	826,369

	Total Common Stocks (Cost $192,993,367)		181,349,190

	Convertible Preferred Stocks 1.1%
	Banks 0.3%
	Bank of America Corp. 7.25% Series L	600	504,000
	Regions Financial Corp. 10.00%	147	155,648
	Wells Fargo & Co. 7.50% Series L	450	377,982
			1,037,630

	Chemicals 0.1%
	Celanese Corp. 4.25%	8,300	273,900

	Diversified Financial Services 0.1%
	Affiliated Managers Group, Inc. 5.10%	9,600	314,400

	Insurance 0.1%
	MetLife, Inc. 6.50%	16,450	376,705

	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50% (d)	900	99,450

	Mining 0.1%
	Freeport-McMoRan Copper & Gold, Inc. 6.75%	2,900	267,496
	Vale Capital, Ltd. 5.50%	3,600	148,824
			416,320

	Oil & Gas 0.0%‡
	Whiting Petroleum Corp. 6.20%	700	85,596

	Pharmaceuticals 0.3%
	Schering-Plough Corp. 6.00%	4,300	1,002,932

	Savings & Loans 0.0%‡
	Vale Capital II 6.70%	1,800	109,476

	Software 0.0%‡
	QuadraMed Corp. 5.50% (b)(m)	10,700	146,175

	Telecommunications 0.1%
	Crown Castle International Corp. 6.25%	6,700	348,400

	Total Convertible Preferred Stocks (Cost $4,376,558)		4,210,984

Exchange Traded Funds 0.6% (n)
iShares MSCI EAFE Index Fund (o)	4,300	216,763
iShares Russell 1000 Value Index Fund	20,000	1,019,000
iShares S&P Europe 350 Index Fund	10,850	377,688
Market Vectors Agribusiness ETF	16,900	637,468

Total Exchange Traded Funds (Cost $2,126,845)		2,250,919

Preferred Stocks 0.0%‡
Machinery 0.0%‡
BHM Technologies Holdings, Inc. 10.00% (b)(c)	52	1

Real Estate Investment Trusts 0.0%‡
Sovereign Real Estate Investment Corp. 12.00% (b)(d)	100	90,250

Total Preferred Stocks (Cost $147,000)		90,251

	Number of Warrants	Value
Warrants 0.0%‡
Airlines 0.0%‡
Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (d)(g)	36,112	159,301

Total Warrants (Cost $139,518)		159,301

	Principal Amount	Value
Short-Term Investment 7.1%
Repurchase Agreement 7.1%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $27,714,992 (Collateralized by United States Treasury Bills with rates of 0.089% and 0.199% and maturity dates of 9/10/09 and 9/24/09, with a Principal Amount of $28,280,000 and a Market Value of $28,272,359)	$27,714,946	27,714,946

Total Short-Term Investment (Cost $27,714,946)		27,714,946

Total Investments (Cost $396,789,837) (r)	98.5%	385,889,740
Cash and Other Assets,
Less Liabilities	1.5	5,772,933
Net Assets	100.0%	$391,662,673

	Contracts Long	Unrealized Appreciation/ Depreciation (p)
Futures Contracts 0.0%‡
United States Treasury Note September 2009 (10 Year) (q)	91	$119,165

Total Futures Contracts Long (Settlement Value $10,672,594)		119,165

	Contracts Short

United States Treasury Note September 2009 (2 Year) (q)	(184)	(9,177)

Total Futures Contracts Short (Settlement Value $39,850,375)		(9,177)

Total Futures Contracts (Settlement Value $29,177,781)		$109,988

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(b)	Illiquid security. The total market value of these securities at July 31, 2009 is $2,008,729, which represents 0.5% of the Fund's net assets.
(c)	Fair valued security. The total market value of these securities at July 31, 2009 is $1,917,510, which represents 0.5% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2009 is $1,277,880, which represents 0.3% of the Fund's net assets.
(f)	Issue in default.
(g)	Non-income producing security.
(h)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2009 is $18,594,181, which represents 4.8% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	ADR - American Depositary Receipt.
(m)	Restricted security.
(n)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(o)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of July 31, 2009, the MSCI EAFE Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(p)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2009.
(q)	At July 31, 2009, cash in the amount of $46,040 is segregated as collateral for futures contracts with the broker.
(r)	At July 31, 2009, cost is $398,677,115 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$16,699,010
Gross unrealized depreciation	(29,486,385)
Net unrealized depreciation	$(12,787,375)

The following abbreviation is used in the above portfolio:

€- Euro

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$—	$7,496,695	$662,865	$8,159,560
Convertible Bonds	—	15,864,417	—	15,864,417
Corporate Bonds	—	20,011,779	269,836	20,281,615
Foreign Government Bonds	—	1,244,743	—	1,244,743
Loan Assignments & Participations	—	674,482	10,828	685,310
Mortgage-Backed Securities	—	5,577,926	973,937	6,551,863
Municipal Bonds	—	1,108,341	—	1,108,341
U.S. Government & Federal Agencies	—	106,986,274	—	106,986,274
Yankee Bonds	—	9,232,026	—	9,232,026
Total Long-Term Bonds	—	168,196,683	1,917,466	170,114,149
Common Stocks
Aerospace & Defense	6,924,347	—	—	6,924,347
Agriculture	4,205,342	—	—	4,205,342
Airlines	42	—	—	42
Apparel	1,581,126	—	—	1,581,126
Banks	2,637,540	—	—	2,637,540
Beverages	8,017,522	—	—	8,017,522
Biotechnology	2,861,371	—	—	2,861,371
Chemicals	6,013,854	—	—	6,013,854
Commercial Services	1,976,651	—	—	1,976,651
Computers	8,351,577	—	—	8,351,577
Cosmetics & Personal Care	3,697,475	—	—	3,697,475
Distribution & Wholesale	764,244	—	—	764,244
Diversified Financial Services	1,575,394	—	—	1,575,394
Electric	2,618,019	—	—	2,618,019
Electronics	4,851,353	—	—	4,851,353
Entertainment	273,786	—	—	273,786
Food	8,243,988	—	—	8,243,988
Gas	1,127,700	—	—	1,127,700
Health Care - Products	7,156,458	—	—	7,156,458
Health Care - Services	300,242	—	—	300,242
Household Products & Wares	327,320	—	—	327,320
Insurance	2,844,474	—	—	2,844,474
Internet	4,502,961	—	—	4,502,961
Investment Company	239,932	—	—	239,932
Iron & Steel	415,794	—	—	415,794
Machinery	—	—	43	43
Machinery - Construction & Mining	757,742	—	—	757,742
Machinery - Diversified	2,715,140	—	—	2,715,140
Media	5,038,238	—	—	5,038,238
Metal Fabricate & Hardware	2,186,794	—	—	2,186,794
Mining	554,760	—	—	554,760
Miscellaneous - Manufacturing	7,883,367	—	—	7,883,367
Office Equipment/Supplies	413,621	—	—	413,621
Oil & Gas	8,907,119	—	—	8,907,119
Oil & Gas Services	5,966,900	—	—	5,966,900
Packaging & Containers	873,480	—	—	873,480
Pharmaceuticals	12,565,037	—	—	12,565,037
Pipelines	831,162	—	—	831,162
Retail	19,095,944	—	—	19,095,944
Semiconductors	5,826,938	—	—	5,826,938
Software	8,070,907	—	—	8,070,907
Telecommunications	12,649,926	—	—	12,649,926
Transportation	4,677,191	—	—	4,677,191
Water	826,369	—	—	826,369
Total Common Stocks	181,349,147	—	43	181,349,190
Convertible Preferred Stocks
Banks	1,037,630	—	—	1,037,630
Chemicals	273,900	—	—	273,900
Diversified Financial Services	314,400	—	—	314,400
Insurance	376,705	—	—	376,705
Leisure Time	—	99,450	—	99,450
Mining	416,320	—	—	416,320
Oil & Gas	85,596	—	—	85,596
Pharmaceuticals	1,002,932	—	—	1,002,932
Savings & Loans	109,476	—	—	109,476
Software	146,175	—	—	146,175
Telecommunications	348,400	—	—	348,400
Total Convertible Preferred Stocks	4,111,534	99,450	—	4,210,984
Exchange Traded Funds	2,250,919	—	—	2,250,919
Preferred Stocks
Machinery	—	—	1	1
Real Estate Investment Trusts	—	90,250	—	90,250
Total Preferred Stocks	—	90,250	1	90,251
Warrants
Airlines	—	159,301	—	159,301
Total Warrants	—	159,301	—	159,301
Short-Term Investment
Repurchase Agreement	—	27,714,946	—	27,714,946
Total Short-Term Investment	—	27,714,946	—	27,714,946
Futures Contracts Long (a)	119,165	—	—	119,165
Total	$187,830,765	$196,260,630	$1,917,510	$386,008,905

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts Short (a)	$(9,177)	$—	$—	$(9,177)
Total	$(9,177)	$—	$—	$(9,177)

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Long-Term Bonds
Asset-Backed Securities
Credit Cards	$634,851	$(283)	$0	$28,297	$0	$0	$0	$0	$662,865	$28,297
Corporate Bonds
Diversified Financial Services	242,452	18	(45,281)	106,142	0	(303,331)	0	0	0	0
Media	20,272	0	1,967	(11,819)	1,517	(4,467)	0	0	7,470	(11,819)
Retail	0			(37,464)	299,830				262,366	(37,464)
Loan Assignments & Participations
Machinery	0	0	0	(164,770)	175,598	0	0	0	10,828	(164,770)
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	1,031,399	0	0	(23,891)	0	(33,571)	0	0	973,937	(23,891)
Common Stocks
Aerospace & Defense	4,103	0	(368)	54		(3,789)				54
Machinery	0	0	0	43	0	0	0	0	43	43
Media	1	0	0	(1)	0	0	0	0	0	0
Preferred Stocks
Machinery	0	0	0	1	0	0	0	0	1	1
Real Estate Investment Trusts	95,250	0	0	(95,250)	147,000	0	0	(147,000)	0	0
Total	$2,028,328	$(265)	$(43,682)	$(198,658)	$623,945	$(345,158)	$0	$(147,000)	$1,917,510	$(209,549)

As of July 31, 2009, the Fund held the following foreign currencies:
		Currency		Cost		Value
Euro	EUR	15,997	USD	22,757	USD	22,801
Pound Sterling	GBP	22,768		37,162		38,033
Japanese Yen	JPY	892,799		9,414		9,435
Singapore Dollar	SGD	515		357		358
Total			USD	69,690	USD	70,627

As of July 31, 2009, the Fund held the following restricted security:

	Date of			7/31/09	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
QuadraMed Corp.
Convertible Preferred Stock 5.50%	6/16/04	10,700	$267,500	$146,175	0.0% ‡
‡ Less than one-tenth of a percent.

MainStay Value Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 98.2%†
	Consumer Discretionary 8.9%
	Johnson Controls, Inc.	327,190	$8,467,677
	Lowe's Cos., Inc.	508,980	11,431,691
	Viacom, Inc. Class B (a)	442,802	10,255,294
			30,154,662

	Consumer Staples 10.1%
	Coca-Cola Co. (The)	189,076	9,423,548
¤	CVS Caremark Corp.	404,996	13,559,266
	PepsiCo, Inc.	195,047	11,068,917
			34,051,731

	Energy 12.2%
¤	Baker Hughes, Inc.	321,053	13,002,646
	Marathon Oil Corp.	357,128	11,517,378
	Occidental Petroleum Corp.	139,339	9,940,444
	Total S.A., Sponsored ADR (b)	122,107	6,795,255
			41,255,723

	Financials 16.5%
	ACE, Ltd.	187,966	9,221,612
	Aon Corp.	38,050	1,501,073
	Bank of New York Mellon Corp. (The)	391,423	10,701,505
	Capital One Financial Corp.	272,993	8,380,885
¤	JPMorgan Chase & Co.	398,599	15,405,851
	Wells Fargo & Co.	435,028	10,640,785
			55,851,711

	Health Care 17.1%
	Covidien PLC	237,740	8,988,949
¤	Pfizer, Inc.	830,560	13,230,821
¤	Schering-Plough Corp.	682,044	18,080,986
¤	Wyeth	374,130	17,415,752
			57,716,508

	Industrials 16.0%
	Caterpillar, Inc.	230,503	10,155,962
¤	CSX Corp.	360,317	14,455,918
	Cummins, Inc.	149,012	6,409,006
¤	Honeywell International, Inc.	378,276	13,126,178
	Lockheed Martin Corp.	130,608	9,764,254
			53,911,318

	Information Technology 14.7%
	Cisco Systems, Inc. (a)	520,976	11,466,682
¤	Hewlett-Packard Co.	308,087	13,340,167
	Intel Corp.	617,640	11,889,570
¤	Texas Instruments, Inc.	541,670	13,027,164
			49,723,583

	Materials 2.7%
	Newmont Mining Corp.	221,240	9,148,274

	Total Common Stocks (Cost $317,291,676)		331,813,510

		Principal Amount	Value
	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $8,067,331 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $8,235,000 and a Market Value of $8,232,530)	$8,067,317	8,067,317

	Total Short-Term Investment (Cost $8,067,317)		8,067,317

	Total Investments (Cost $325,358,993) (c)	100.6%	339,880,827
	Liabilities in Excess of
	Cash and Other Assets	(0.6)	(2,079,277)
	Net Assets	100.0%	$337,801,550

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2009, cost is $327,199,848 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$20,146,470
Gross unrealized depreciation	(7,465,491)
Net unrealized appreciation	$12,680,979

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$30,154,662	$—	$—	$30,154,662
Consumer Staples	34,051,731	—	—	34,051,731
Energy	41,255,723	—	—	41,255,723
Financials	55,851,711	—	—	55,851,711
Health Care	57,716,508	—	—	57,716,508
Industrials	53,911,318	—	—	53,911,318
Information Technology	49,723,583	—	—	49,723,583
Materials	9,148,274	—	—	9,148,274
Total Common Stocks	331,813,510	—	—	331,813,510
Short-Term Investment
Repurchase Agreement	—	8,067,317	—	8,067,317
Total Short-Term Investment	—	8,067,317	—	8,067,317
Total Investments	331,813,510	8,067,317	—	339,880,827
Total	$331,813,510	$8,067,317	$—	$339,880,827

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2009 unaudited

SECURITIES VALUATION.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”). Investments in other mutual funds are valued at their Net Asset Values ("NAV") at the close of the New York Stock Exchange on each valuation date.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded.  Investments in other mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Investments in money market funds are valued daily at their NAV. Portfolio securities held by the Money Market Fund and the Principal Preservation Fund are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.  As of July 31, 2009, 100% of total investments in loans were valued based on prices from such services. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2009, the Convertible, Diversified Income, Government, High Yield Corporate Bond, Institutional Bond and Total Return Funds held securities with values of $915, $299,550, $1,478,144, $21,712,618, $1,422,006 and $1,917,510, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds, including the International Equity Fund principally trade, and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Trustees, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. At July 31, 2009, foreign securities held by the Funds were not fair valued.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157"), effective for the fiscal year beginning November 1, 2008. In accordance with SFAS 157, "fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“SFSP 157-4”). SFSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. SFSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS
By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 28, 2009

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	September 28, 2009